UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

December 31, 2018

FRI-QTLY-0219
1.811331.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.29% to 2.38% 1/24/19 to 3/21/19 (a)
(Cost $747,942)	750,000	747,935
	Shares	Value

Domestic Equity Funds - 10.0%
Fidelity Series All-Sector Equity Fund (b)	1,083,480	$9,263,756
Fidelity Series Blue Chip Growth Fund (b)	1,533,265	19,441,796
Fidelity Series Commodity Strategy Fund (b)	13,586,343	61,138,542
Fidelity Series Growth Company Fund (b)	2,638,242	37,278,365
Fidelity Series Intrinsic Opportunities Fund (b)	3,299,294	51,106,061
Fidelity Series Large Cap Stock Fund (b)	3,206,377	41,426,387
Fidelity Series Large Cap Value Index Fund (b)	1,075,536	11,992,226
Fidelity Series Opportunistic Insights Fund (b)	1,355,343	20,574,108
Fidelity Series Small Cap Discovery Fund (b)	568,112	5,442,513
Fidelity Series Small Cap Opportunities Fund (b)	1,399,421	16,149,319
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,060,187	32,805,206
Fidelity Series Value Discovery Fund (b)	2,042,122	23,218,930
TOTAL DOMESTIC EQUITY FUNDS
(Cost $286,976,989)		329,837,209

International Equity Funds - 8.6%
Fidelity Series Canada Fund (b)	673,861	6,091,703
Fidelity Series Emerging Markets Fund (b)	1,277,101	11,634,392
Fidelity Series Emerging Markets Opportunities Fund (b)	6,301,046	103,463,182
Fidelity Series International Growth Fund (b)	5,451,428	73,049,133
Fidelity Series International Small Cap Fund (b)	1,162,119	16,374,259
Fidelity Series International Value Fund (b)	8,353,887	71,843,431
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $256,384,352)		282,456,100

Bond Funds - 58.6%
Fidelity Series Emerging Markets Debt Fund (b)	2,674,402	24,657,985
Fidelity Series Floating Rate High Income Fund (b)	484,621	4,371,284
Fidelity Series High Income Fund (b)	4,514,691	40,090,455
Fidelity Series Inflation-Protected Bond Index Fund (b)	46,255,989	441,282,132
Fidelity Series International Credit Fund (b)	194,800	1,850,600
Fidelity Series Investment Grade Bond Fund (b)	114,600,259	1,246,850,812
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,656,935	159,143,655
Fidelity Series Real Estate Income Fund (b)	1,556,286	15,951,935
TOTAL BOND FUNDS
(Cost $1,954,218,813)		1,934,198,858

Short-Term Funds - 22.8%
Fidelity Cash Central Fund, 2.42% (c)	1,092,053	1,092,272
Fidelity Series Government Money Market Fund 2.43% (b)(d)	601,522,607	601,522,607
Fidelity Series Short-Term Credit Fund (b)	15,338,315	151,235,788
TOTAL SHORT-TERM FUNDS
(Cost $755,443,254)		753,850,667
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,253,771,350)		3,301,090,769
NET OTHER ASSETS (LIABILITIES) - 0.0%		(71,329)
NET ASSETS - 100%		$3,301,019,440

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	59	March 2019	$7,390,340	$24,218	$24,218
ICE E-mini MSCI EAFE Index Contracts (United States)	145	March 2019	12,441,000	(163,625)	(163,625)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	37	March 2019	1,788,580	2,240	2,240
TOTAL FUTURES CONTRACTS					$(137,167)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $548,309.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,529
Total	$52,529

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,916,073	$--	$16,684,277	$--	$6,617,339	$(5,849,135)	$--
Fidelity Series All-Sector Equity Fund	30,551,376	2,596,946	22,573,256	2,462,394	5,008,642	(6,319,952)	9,263,756
Fidelity Series Blue Chip Growth Fund	31,582,362	3,054,944	14,170,292	2,899,573	4,803,838	(5,829,056)	19,441,796
Fidelity Series Canada Fund	9,334,390	198,225	2,795,419	151,592	13,527	(659,020)	6,091,703
Fidelity Series Commodity Strategy Fund	79,034,933	14,177,368	19,758,334	4,522,415	(8,130,763)	(4,184,662)	61,138,542
Fidelity Series Emerging Markets Debt Fund	28,508,764	1,333,050	2,794,927	1,218,366	(126,059)	(2,262,843)	24,657,985
Fidelity Series Emerging Markets Fund	--	12,855,983	462,104	48,772	(10,053)	(749,434)	11,634,392
Fidelity Series Emerging Markets Opportunities Fund	114,600,734	28,894,255	11,204,924	8,990,865	1,481,317	(30,308,200)	103,463,182
Fidelity Series Floating Rate High Income Fund	9,147,819	431,449	4,923,666	384,364	(291,856)	7,538	4,371,284
Fidelity Series Government Money Market Fund 2.43%	859,951,401	75,725,301	334,154,095	10,984,329	--	--	601,522,607
Fidelity Series Growth Company Fund	67,193,973	5,845,596	30,479,898	4,389,042	12,872,640	(18,153,946)	37,278,365
Fidelity Series High Income Fund	56,045,887	2,620,975	15,646,015	2,371,549	(707,013)	(2,223,379)	40,090,455
Fidelity Series Inflation-Protected Bond Index Fund	140,449,749	340,716,607	30,604,163	7,643,285	(807,596)	(8,472,465)	441,282,132
Fidelity Series International Credit Fund	1,872,196	75,215	15,354	75,216	(255)	(81,202)	1,850,600
Fidelity Series International Growth Fund	97,009,280	17,705,502	27,892,546	5,129,287	5,347,480	(19,120,583)	73,049,133
Fidelity Series International Small Cap Fund	24,130,987	4,048,194	6,965,068	1,640,557	1,151,368	(5,991,222)	16,374,259
Fidelity Series International Value Fund	95,143,387	14,770,074	22,348,338	2,823,633	1,854,705	(17,576,397)	71,843,431
Fidelity Series Intrinsic Opportunities Fund	78,260,126	4,836,504	24,619,182	4,463,058	6,346,861	(13,718,248)	51,106,061
Fidelity Series Investment Grade Bond Fund	1,414,325,467	51,327,379	200,991,277	32,560,111	(8,273,756)	(9,537,001)	1,246,850,812
Fidelity Series Large Cap Stock Fund	69,040,943	6,025,384	27,279,539	5,687,649	4,576,677	(10,937,078)	41,426,387
Fidelity Series Large Cap Value Index Fund	19,791,623	633,417	7,463,535	539,890	893,622	(1,862,901)	11,992,226
Fidelity Series Long-Term Treasury Bond Index Fund	78,600,027	110,380,969	29,727,515	2,511,464	(1,156,673)	1,046,847	159,143,655
Fidelity Series Opportunistic Insights Fund	34,616,831	1,987,858	14,197,915	1,819,216	6,106,346	(7,939,012)	20,574,108
Fidelity Series Real Estate Equity Fund	6,171,500	89,767	6,510,092	82,424	1,186,459	(937,634)	--
Fidelity Series Real Estate Income Fund	17,355,440	1,243,388	1,933,687	1,153,355	(4,755)	(708,451)	15,951,935
Fidelity Series Short-Term Credit Fund	211,429,964	4,552,847	64,720,138	3,521,790	(916,928)	890,043	151,235,788
Fidelity Series Small Cap Discovery Fund	9,419,231	1,000,520	3,477,316	955,039	499,167	(1,999,089)	5,442,513
Fidelity Series Small Cap Opportunities Fund	28,758,372	2,393,458	12,081,018	2,253,851	3,519,148	(6,440,641)	16,149,319
Fidelity Series Stock Selector Large Cap Value Fund	53,907,465	3,206,569	20,423,069	2,815,007	4,256,240	(8,141,999)	32,805,206
Fidelity Series Value Discovery Fund	38,314,030	1,729,146	14,265,770	1,547,278	3,518,080	(6,076,556)	23,218,930
	$3,720,464,330	$714,456,890	$991,162,729	$115,645,371	$49,627,749	$(194,135,678)	$3,299,250,562

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$747,935	$--	$747,935	$--
Domestic Equity Funds	329,837,209	329,837,209	--	--
International Equity Funds	282,456,100	282,456,100	--	--
Bond Funds	1,934,198,858	1,934,198,858	--	--
Short-Term Funds	753,850,667	753,850,667	--	--
Total Investments in Securities:	$3,301,090,769	$3,300,342,834	$747,935	$--
Derivative Instruments:
Assets
Futures Contracts	$26,458	$26,458	$--	$--
Total Assets	$26,458	$26,458	$--	$--
Liabilities
Futures Contracts	$(163,625)	$(163,625)	$--	$--
Total Liabilities	$(163,625)	$(163,625)	$--	$--
Total Derivative Instruments:	$(137,167)	$(137,167)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

December 31, 2018

F10-QTLY-0219
1.811322.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.23% to 2.39% 1/10/19 to 3/28/19 (a)
(Cost $1,444,870)	1,450,000	1,444,866
	Shares	Value

Domestic Equity Funds - 21.8%
Fidelity Series All-Sector Equity Fund (b)	4,828,701	$41,285,397
Fidelity Series Blue Chip Growth Fund (b)	6,459,932	81,911,942
Fidelity Series Commodity Strategy Fund (b)	23,688,623	106,598,802
Fidelity Series Growth Company Fund (b)	10,738,717	151,738,070
Fidelity Series Intrinsic Opportunities Fund (b)	13,925,710	215,709,254
Fidelity Series Large Cap Stock Fund (b)	13,399,579	173,122,555
Fidelity Series Large Cap Value Index Fund (b)	4,584,845	51,121,019
Fidelity Series Opportunistic Insights Fund (b)	5,707,883	86,645,671
Fidelity Series Small Cap Discovery Fund (b)	2,478,314	23,742,244
Fidelity Series Small Cap Opportunities Fund (b)	5,907,764	68,175,597
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,767,719	136,869,943
Fidelity Series Value Discovery Fund (b)	8,600,867	97,791,857
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,059,633,025)		1,234,712,351

International Equity Funds - 14.4%
Fidelity Series Canada Fund (b)	2,369,807	21,423,051
Fidelity Series Emerging Markets Fund (b)	3,382,873	30,817,972
Fidelity Series Emerging Markets Opportunities Fund (b)	16,694,718	274,127,268
Fidelity Series International Growth Fund (b)	16,484,875	220,897,332
Fidelity Series International Small Cap Fund (b)	3,528,295	49,713,675
Fidelity Series International Value Fund (b)	25,064,979	215,558,822
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $747,672,667)		812,538,120

Bond Funds - 48.7%
Fidelity Series Emerging Markets Debt Fund (b)	4,565,844	42,097,083
Fidelity Series Floating Rate High Income Fund (b)	948,238	8,553,111
Fidelity Series High Income Fund (b)	7,888,137	70,046,657
Fidelity Series Inflation-Protected Bond Index Fund (b)	56,084,908	535,050,019
Fidelity Series International Credit Fund (b)	357,068	3,392,149
Fidelity Series Investment Grade Bond Fund (b)	162,672,791	1,769,879,961
Fidelity Series Long-Term Treasury Bond Index Fund (b)	34,955,208	298,167,924
Fidelity Series Real Estate Income Fund (b)	2,666,773	27,334,422
TOTAL BOND FUNDS
(Cost $2,855,021,109)		2,754,521,326

Short-Term Funds - 15.1%
Fidelity Cash Central Fund, 2.42% (c)	2,700,892	2,701,433
Fidelity Series Government Money Market Fund 2.43% (b)(d)	676,858,883	676,858,883
Fidelity Series Short-Term Credit Fund (b)	17,320,640	170,781,508
TOTAL SHORT-TERM FUNDS
(Cost $852,349,032)		850,341,824
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,516,120,703)		5,653,558,487
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,318,869
NET ASSETS - 100%		$5,654,877,356

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	334	March 2019	$41,836,840	$137,126	$137,126
ICE E-mini MSCI EAFE Index Contracts (United States)	236	March 2019	20,248,800	(216,008)	(216,008)
TOTAL FUTURES CONTRACTS					$(78,882)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,352,996.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,084
Total	$89,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$54,376,498	$--	$56,567,078	$--	$23,146,601	$(20,956,021)	$--
Fidelity Series All-Sector Equity Fund	104,338,689	11,176,057	65,866,633	10,954,905	6,803,690	(15,166,406)	41,285,397
Fidelity Series Blue Chip Growth Fund	107,885,174	12,459,583	30,407,168	12,241,663	8,855,491	(16,881,138)	81,911,942
Fidelity Series Canada Fund	27,093,349	2,339,256	5,578,604	532,452	31,630	(2,462,580)	21,423,051
Fidelity Series Commodity Strategy Fund	137,197,589	18,643,104	27,088,089	8,348,290	(15,857,435)	(6,296,367)	106,598,802
Fidelity Series Emerging Markets Debt Fund	48,296,926	2,146,866	4,286,637	2,071,631	(224,627)	(3,835,445)	42,097,083
Fidelity Series Emerging Markets Fund	--	33,733,929	1,337,767	129,113	(28,932)	(1,549,258)	30,817,972
Fidelity Series Emerging Markets Opportunities Fund	317,936,755	67,936,652	32,778,833	23,807,740	2,735,088	(81,702,394)	274,127,268
Fidelity Series Floating Rate High Income Fund	15,446,698	703,590	7,061,948	671,883	(428,273)	(106,956)	8,553,111
Fidelity Series Government Money Market Fund 2.43%	939,655,611	112,882,258	375,678,986	12,367,208	--	--	676,858,883
Fidelity Series Growth Company Fund	223,906,115	18,280,251	62,909,558	17,855,183	29,161,225	(56,699,963)	151,738,070
Fidelity Series High Income Fund	96,454,868	4,362,512	25,628,464	4,199,431	(1,270,358)	(3,871,901)	70,046,657
Fidelity Series Inflation-Protected Bond Index Fund	178,194,874	410,138,380	41,841,429	9,288,881	(5,197,044)	(6,244,762)	535,050,019
Fidelity Series International Credit Fund	3,431,541	137,871	27,952	137,868	(375)	(148,936)	3,392,149
Fidelity Series International Growth Fund	280,934,996	39,345,309	57,779,747	15,499,178	15,016,104	(56,619,330)	220,897,332
Fidelity Series International Small Cap Fund	69,606,079	8,095,848	13,154,336	4,976,676	3,441,179	(18,275,095)	49,713,675
Fidelity Series International Value Fund	276,230,918	27,104,610	40,472,981	8,466,281	1,217,374	(48,521,099)	215,558,822
Fidelity Series Intrinsic Opportunities Fund	270,386,197	19,308,309	40,519,587	18,798,640	3,811,314	(37,276,979)	215,709,254
Fidelity Series Investment Grade Bond Fund	2,054,586,502	63,091,316	321,889,630	46,744,203	(14,316,578)	(11,591,649)	1,769,879,961
Fidelity Series Large Cap Stock Fund	237,596,786	22,480,428	58,110,900	22,016,221	6,891,224	(35,734,983)	173,122,555
Fidelity Series Large Cap Value Index Fund	67,588,086	2,427,531	14,090,907	2,299,039	1,230,843	(6,034,534)	51,121,019
Fidelity Series Long-Term Treasury Bond Index Fund	140,751,002	191,006,220	33,054,480	4,954,904	(1,324,816)	789,998	298,167,924
Fidelity Series Opportunistic Insights Fund	118,254,820	7,884,641	28,923,271	7,654,594	12,291,219	(22,861,738)	86,645,671
Fidelity Series Real Estate Equity Fund	20,792,626	142,266	21,515,609	117,176	3,933,001	(3,352,284)	--
Fidelity Series Real Estate Income Fund	29,805,115	2,039,617	3,289,915	1,979,983	126,812	(1,347,207)	27,334,422
Fidelity Series Short-Term Credit Fund	230,191,316	4,363,695	63,745,341	3,931,387	(909,360)	881,198	170,781,508
Fidelity Series Small Cap Discovery Fund	32,169,764	3,703,464	5,614,874	3,640,489	529,655	(7,045,765)	23,742,244
Fidelity Series Small Cap Opportunities Fund	98,250,232	9,726,437	25,064,621	9,532,238	4,432,091	(19,168,542)	68,175,597
Fidelity Series Stock Selector Large Cap Value Fund	184,075,787	12,088,592	41,179,646	11,735,851	8,640,166	(26,754,956)	136,869,943
Fidelity Series Value Discovery Fund	130,831,369	6,761,009	27,830,731	6,511,226	6,718,001	(18,687,791)	97,791,857
	$6,496,266,282	$1,114,509,601	$1,533,295,722	$271,464,334	$99,454,910	$(527,522,883)	$5,649,412,188

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,444,866	$--	$1,444,866	$--
Domestic Equity Funds	1,234,712,351	1,234,712,351	--	--
International Equity Funds	812,538,120	812,538,120	--	--
Bond Funds	2,754,521,326	2,754,521,326	--	--
Short-Term Funds	850,341,824	850,341,824	--	--
Total Investments in Securities:	$5,653,558,487	$5,652,113,621	$1,444,866	$--
Derivative Instruments:
Assets
Futures Contracts	$137,126	$137,126	$--	$--
Total Assets	$137,126	$137,126	$--	$--
Liabilities
Futures Contracts	$(216,008)	$(216,008)	$--	$--
Total Liabilities	$(216,008)	$(216,008)	$--	$--
Total Derivative Instruments:	$(78,882)	$(78,882)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

December 31, 2018

F20-QTLY-0219
1.811330.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.18% to 2.39% 1/3/19 to 3/28/19 (a)
(Cost $8,097,226)	8,120,000	8,097,289
	Shares	Value

Domestic Equity Funds - 33.4%
Fidelity Series All-Sector Equity Fund (b)	36,506,722	$312,132,476
Fidelity Series Blue Chip Growth Fund (b)	46,829,215	593,794,444
Fidelity Series Commodity Strategy Fund (b)	112,099,978	504,449,901
Fidelity Series Growth Company Fund (b)	81,192,650	1,147,252,151
Fidelity Series Intrinsic Opportunities Fund (b)	98,957,166	1,532,846,504
Fidelity Series Large Cap Stock Fund (b)	97,249,526	1,256,463,871
Fidelity Series Large Cap Value Index Fund (b)	33,140,846	369,520,428
Fidelity Series Opportunistic Insights Fund (b)	41,384,989	628,224,137
Fidelity Series Small Cap Discovery Fund (b)	17,462,568	167,291,401
Fidelity Series Small Cap Opportunities Fund (b)	42,811,308	494,042,493
Fidelity Series Stock Selector Large Cap Value Fund (b)	92,615,295	992,835,958
Fidelity Series Value Discovery Fund (b)	62,341,080	708,818,085
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,711,662,590)		8,707,671,849

International Equity Funds - 19.6%
Fidelity Series Canada Fund (b)	16,051,601	145,106,469
Fidelity Series Emerging Markets Fund (b)	19,802,539	180,401,133
Fidelity Series Emerging Markets Opportunities Fund (b)	97,731,596	1,604,752,809
Fidelity Series International Growth Fund (b)	107,769,442	1,444,110,520
Fidelity Series International Small Cap Fund (b)	23,694,955	333,861,914
Fidelity Series International Value Fund (b)	164,218,980	1,412,283,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,772,167,544)		5,120,516,071

Bond Funds - 38.1%
Fidelity Series Emerging Markets Debt Fund (b)	19,929,958	183,754,213
Fidelity Series Floating Rate High Income Fund (b)	4,025,118	36,306,567
Fidelity Series High Income Fund (b)	37,151,234	329,902,958
Fidelity Series Inflation-Protected Bond Index Fund (b)	152,138,735	1,451,403,534
Fidelity Series International Credit Fund (b)	1,843,844	17,516,521
Fidelity Series Investment Grade Bond Fund (b)	584,259,439	6,356,742,702
Fidelity Series Long-Term Treasury Bond Index Fund (b)	170,189,185	1,451,713,744
Fidelity Series Real Estate Income Fund (b)	12,332,716	126,410,343
TOTAL BOND FUNDS
(Cost $10,303,322,248)		9,953,750,582

Short-Term Funds - 8.9%
Fidelity Cash Central Fund, 2.42% (c)	13,310,380	13,313,042
Fidelity Series Government Money Market Fund 2.43% (b)(d)	1,830,408,368	1,830,408,368
Fidelity Series Short-Term Credit Fund (b)	47,175,123	465,146,708
TOTAL SHORT-TERM FUNDS
(Cost $2,314,765,398)		2,308,868,118
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,110,015,006)		26,098,903,909
NET OTHER ASSETS (LIABILITIES) - 0.0%		12,058,457
NET ASSETS - 100%		$26,110,962,366

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,304	March 2019	$288,599,040	$946,015	$946,015
ICE E-mini MSCI EAFE Index Contracts (United States)	866	March 2019	74,302,800	(985,303)	(985,303)

TOTAL PURCHASED					(39,288)

Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	237	March 2019	11,456,580	32,959	32,959
TOTAL FUTURES CONTRACTS					$(6,329)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

The notional amount of futures sold as a percentage of Net Assets is 0%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,097,289.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$324,695
Total	$324,695

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$360,400,417	$18	$373,452,465	$--	$134,660,262	$(121,608,232)	$--
Fidelity Series All-Sector Equity Fund	691,515,664	95,237,677	404,391,965	82,867,094	47,840,224	(118,069,124)	312,132,476
Fidelity Series Blue Chip Growth Fund	714,854,503	94,261,238	150,275,179	87,649,245	40,799,736	(105,845,854)	593,794,444
Fidelity Series Canada Fund	169,349,670	9,015,482	15,565,285	3,599,456	(160,197)	(17,533,201)	145,106,469
Fidelity Series Commodity Strategy Fund	638,248,050	83,724,778	113,322,126	39,047,541	(56,816,128)	(47,384,673)	504,449,901
Fidelity Series Emerging Markets Debt Fund	209,218,641	9,779,392	17,645,036	9,000,832	(829,201)	(16,769,583)	183,754,213
Fidelity Series Emerging Markets Fund	--	186,107,021	4,970,369	756,125	(176,152)	(559,367)	180,401,133
Fidelity Series Emerging Markets Opportunities Fund	1,848,959,268	395,243,236	167,107,818	139,442,282	(2,195,959)	(470,145,918)	1,604,752,809
Fidelity Series Floating Rate High Income Fund	69,635,549	3,285,975	34,449,833	2,967,819	(1,890,270)	(274,854)	36,306,567
Fidelity Series Government Money Market Fund 2.43%	2,454,122,385	379,284,212	1,002,998,229	33,496,198	--	--	1,830,408,368
Fidelity Series Growth Company Fund	1,469,022,731	185,693,064	282,350,457	135,169,335	98,778,888	(323,892,075)	1,147,252,151
Fidelity Series High Income Fund	434,030,687	21,442,131	101,336,591	19,816,034	(4,746,004)	(19,487,265)	329,902,958
Fidelity Series Inflation-Protected Bond Index Fund	347,776,727	1,219,355,575	83,748,806	25,054,237	(4,792,800)	(27,187,162)	1,451,403,534
Fidelity Series International Credit Fund	17,926,241	714,472	351,103	714,471	(4,832)	(768,257)	17,516,521
Fidelity Series International Growth Fund	1,737,696,795	228,537,960	249,102,279	101,383,363	45,966,988	(318,988,944)	1,444,110,520
Fidelity Series International Small Cap Fund	434,859,065	57,202,840	60,256,752	33,432,982	9,865,500	(107,808,739)	333,861,914
Fidelity Series International Value Fund	1,726,630,081	142,387,857	148,365,041	55,500,144	1,802,685	(310,172,356)	1,412,283,226
Fidelity Series Intrinsic Opportunities Fund	1,772,722,653	141,346,596	137,938,901	133,845,774	11,572,723	(254,856,567)	1,532,846,504
Fidelity Series Investment Grade Bond Fund	7,589,645,384	242,091,284	1,379,330,324	170,609,115	(77,454,452)	(18,209,190)	6,356,742,702
Fidelity Series Large Cap Stock Fund	1,614,989,603	160,914,886	306,646,610	154,107,735	9,127,080	(221,921,088)	1,256,463,871
Fidelity Series Large Cap Value Index Fund	448,080,326	18,534,169	60,767,041	16,632,933	5,564,755	(41,891,781)	369,520,428
Fidelity Series Long-Term Treasury Bond Index Fund	665,667,185	900,366,438	111,428,456	24,476,431	(4,361,660)	1,470,237	1,451,713,744
Fidelity Series Opportunistic Insights Fund	783,485,090	58,895,441	130,932,635	55,551,196	37,325,278	(120,549,037)	628,224,137
Fidelity Series Real Estate Equity Fund	138,627,411	1,050,429	143,649,574	919,961	17,526,868	(13,555,134)	--
Fidelity Series Real Estate Income Fund	135,680,911	9,702,461	13,334,752	9,091,208	(96,213)	(5,542,064)	126,410,343
Fidelity Series Short-Term Credit Fund	587,623,481	13,001,127	135,384,348	10,354,112	(1,940,449)	1,846,897	465,146,708
Fidelity Series Small Cap Discovery Fund	213,189,712	25,947,370	26,144,306	24,986,561	1,416,981	(47,118,356)	167,291,401
Fidelity Series Small Cap Opportunities Fund	651,074,180	71,031,569	117,047,922	68,276,002	12,545,891	(123,561,225)	494,042,493
Fidelity Series Stock Selector Large Cap Value Fund	1,220,429,926	90,408,210	181,605,712	85,205,604	6,887,680	(143,284,146)	992,835,958
Fidelity Series Value Discovery Fund	867,290,850	52,728,332	121,539,321	47,236,805	21,752,524	(111,414,300)	708,818,085
	$30,012,753,186	$4,897,291,240	$6,075,439,236	$1,571,190,595	$347,969,746	$(3,105,081,358)	$26,077,493,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$8,097,289	$--	$8,097,289	$--
Domestic Equity Funds	8,707,671,849	8,707,671,849	--	--
International Equity Funds	5,120,516,071	5,120,516,071	--	--
Bond Funds	9,953,750,582	9,953,750,582	--	--
Short-Term Funds	2,308,868,118	2,308,868,118	--	--
Total Investments in Securities:	$26,098,903,909	$26,090,806,620	$8,097,289	$--
Derivative Instruments:
Assets
Futures Contracts	$978,974	$978,974	$--	$--
Total Assets	$978,974	$978,974	$--	$--
Liabilities
Futures Contracts	$(985,303)	$(985,303)	$--	$--
Total Liabilities	$(985,303)	$(985,303)	$--	$--
Total Derivative Instruments:	$(6,329)	$(6,329)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

December 31, 2018

F30-QTLY-0219
1.811347.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.19% to 2.39% 1/3/19 to 3/28/19 (a)
(Cost $10,026,605)	10,070,000	10,026,446
	Shares	Value

Domestic Equity Funds - 46.6%
Fidelity Series All-Sector Equity Fund (b)	58,095,001	$496,712,256
Fidelity Series Blue Chip Growth Fund (b)	75,623,562	958,906,761
Fidelity Series Commodity Strategy Fund (b)	124,381,191	559,715,360
Fidelity Series Growth Company Fund (b)	125,602,347	1,774,761,162
Fidelity Series Intrinsic Opportunities Fund (b)	151,897,678	2,352,895,033
Fidelity Series Large Cap Stock Fund (b)	154,738,483	1,999,221,200
Fidelity Series Large Cap Value Index Fund (b)	53,267,930	593,937,419
Fidelity Series Opportunistic Insights Fund (b)	67,017,441	1,017,324,752
Fidelity Series Small Cap Discovery Fund (b)	27,571,381	264,133,833
Fidelity Series Small Cap Opportunities Fund (b)	69,481,563	801,817,240
Fidelity Series Stock Selector Large Cap Value Fund (b)	146,490,351	1,570,376,567
Fidelity Series Value Discovery Fund (b)	99,020,177	1,125,859,415
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,384,691,071)		13,515,660,998

International Equity Funds - 25.5%
Fidelity Series Canada Fund (b)	23,989,309	216,863,350
Fidelity Series Emerging Markets Fund (b)	27,354,367	249,198,281
Fidelity Series Emerging Markets Opportunities Fund (b)	134,939,933	2,215,713,693
Fidelity Series International Growth Fund (b)	159,135,811	2,132,419,862
Fidelity Series International Small Cap Fund (b)	35,714,295	503,214,422
Fidelity Series International Value Fund (b)	242,670,929	2,086,969,990
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,186,050,994)		7,404,379,598

Bond Funds - 25.7%
Fidelity Series Emerging Markets Debt Fund (b)	21,217,401	195,624,441
Fidelity Series Floating Rate High Income Fund (b)	4,236,119	38,209,797
Fidelity Series High Income Fund (b)	42,209,572	374,821,000
Fidelity Series Inflation-Protected Bond Index Fund (b)	27,413,040	261,520,403
Fidelity Series International Credit Fund (b)	1,551,683	14,740,988
Fidelity Series Investment Grade Bond Fund (b)	421,331,133	4,584,082,728
Fidelity Series Long-Term Treasury Bond Index Fund (b)	215,297,096	1,836,484,228
Fidelity Series Real Estate Income Fund (b)	13,500,830	138,383,509
TOTAL BOND FUNDS
(Cost $7,667,887,911)		7,443,867,094

Short-Term Funds - 2.2%
Fidelity Cash Central Fund, 2.42% (c)	24,481,855	24,486,752
Fidelity Series Government Money Market Fund 2.43% (b)(d)	498,800,625	498,800,625
Fidelity Series Short-Term Credit Fund (b)	12,869,946	126,897,666
TOTAL SHORT-TERM FUNDS
(Cost $651,096,494)		650,185,043
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $27,899,753,075)		29,024,119,179
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,158,303)
NET ASSETS - 100%		$29,016,960,876

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,039	March 2019	$255,405,140	$837,759	$837,759
ICE E-mini MSCI EAFE Index Contracts (United States)	139	March 2019	11,926,200	(249,254)	(249,254)

TOTAL PURCHASES					588,505

Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,023	March 2019	49,451,820	86,287	86,287
TOTAL FUTURES CONTRACTS					$674,792

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,453,610.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$471,036
Total	$471,036

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$523,652,000	$24	$549,343,064	$--	$200,853,736	$(175,162,696)	$--
Fidelity Series All-Sector Equity Fund	1,006,674,195	158,504,768	550,563,831	131,252,035	50,425,165	(168,328,041)	496,712,256
Fidelity Series Blue Chip Growth Fund	1,040,466,499	170,206,020	136,360,917	138,602,727	19,926,358	(135,331,199)	958,906,761
Fidelity Series Canada Fund	235,908,154	29,156,650	22,155,798	5,347,465	94,968	(26,140,624)	216,863,350
Fidelity Series Commodity Strategy Fund	678,337,536	103,447,737	105,818,970	43,840,891	(42,651,871)	(73,599,072)	559,715,360
Fidelity Series Emerging Markets Debt Fund	210,639,143	15,060,912	11,975,973	9,321,601	(526,106)	(17,573,535)	195,624,441
Fidelity Series Emerging Markets Fund	--	252,027,151	4,449,559	1,040,797	(131,209)	1,751,898	249,198,281
Fidelity Series Emerging Markets Opportunities Fund	2,446,367,661	542,519,894	123,646,928	191,844,696	(7,621,419)	(641,905,515)	2,215,713,693
Fidelity Series Floating Rate High Income Fund	71,095,281	5,391,334	35,828,927	3,151,909	(2,074,164)	(373,727)	38,209,797
Fidelity Series Government Money Market Fund 2.43%	457,362,031	312,501,259	271,062,665	7,855,363	--	--	498,800,625
Fidelity Series Growth Company Fund	2,122,560,480	272,883,357	255,143,101	208,468,945	37,990,271	(403,529,845)	1,774,761,162
Fidelity Series High Income Fund	444,355,054	33,720,162	75,855,594	21,381,285	(3,030,487)	(24,368,135)	374,821,000
Fidelity Series Inflation-Protected Bond Index Fund	247,162,137	130,556,065	112,902,146	4,655,022	(2,287,941)	(1,007,712)	261,520,403
Fidelity Series International Credit Fund	15,086,864	601,332	296,613	601,275	(4,074)	(646,521)	14,740,988
Fidelity Series International Growth Fund	2,382,946,699	343,198,129	190,549,927	149,130,566	10,524,460	(413,699,499)	2,132,419,862
Fidelity Series International Small Cap Fund	594,583,372	86,161,396	32,252,355	50,185,425	675,006	(145,952,997)	503,214,422
Fidelity Series International Value Fund	2,404,694,160	271,836,231	136,419,061	81,694,748	(5,385,386)	(447,755,954)	2,086,969,990
Fidelity Series Intrinsic Opportunities Fund	2,568,837,729	285,020,324	119,716,159	206,423,985	(2,721,203)	(378,525,658)	2,352,895,033
Fidelity Series Investment Grade Bond Fund	4,977,920,975	434,728,230	763,822,583	118,263,287	(25,259,645)	(39,484,249)	4,584,082,728
Fidelity Series Large Cap Stock Fund	2,275,914,375	309,175,257	239,291,939	237,026,567	(367,342)	(346,209,151)	1,999,221,200
Fidelity Series Large Cap Value Index Fund	652,413,502	46,348,735	44,259,911	26,618,509	156,439	(60,721,346)	593,937,419
Fidelity Series Long-Term Treasury Bond Index Fund	706,504,608	1,278,917,203	144,194,339	31,572,559	(7,558,128)	2,814,884	1,836,484,228
Fidelity Series Opportunistic Insights Fund	1,140,294,140	124,441,755	103,419,883	89,532,338	4,241,029	(148,232,289)	1,017,324,752
Fidelity Series Real Estate Equity Fund	205,077,929	680,015	212,531,811	485,076	14,711,673	(7,937,806)	--
Fidelity Series Real Estate Income Fund	139,377,400	14,224,731	8,986,066	9,729,221	(125,053)	(6,107,503)	138,383,509
Fidelity Series Short-Term Credit Fund	88,680,442	45,619,082	7,440,083	1,926,673	(43,059)	81,284	126,897,666
Fidelity Series Small Cap Discovery Fund	310,348,477	48,289,802	23,150,744	38,137,095	(1,196,696)	(70,157,006)	264,133,833
Fidelity Series Small Cap Opportunities Fund	947,696,222	136,847,566	97,560,717	108,274,924	4,490,488	(189,656,319)	801,817,240
Fidelity Series Stock Selector Large Cap Value Fund	1,777,139,590	187,984,085	172,250,696	134,184,485	(3,656,139)	(218,840,273)	1,570,376,567
Fidelity Series Value Discovery Fund	1,262,780,275	112,626,310	103,501,476	74,703,854	(1,096,202)	(144,949,492)	1,125,859,415
	$31,934,876,930	$5,752,675,516	$4,654,751,836	$2,125,253,323	$238,353,469	$(4,281,548,098)	$28,989,605,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$10,026,446	$--	$10,026,446	$--
Domestic Equity Funds	13,515,660,998	13,515,660,998	--	--
International Equity Funds	7,404,379,598	7,404,379,598	--	--
Bond Funds	7,443,867,094	7,443,867,094	--	--
Short-Term Funds	650,185,043	650,185,043	--	--
Total Investments in Securities:	$29,024,119,179	$29,014,092,733	$10,026,446	$--
Derivative Instruments:
Assets
Futures Contracts	$924,046	$924,046	$--	$--
Total Assets	$924,046	$924,046	$--	$--
Liabilities
Futures Contracts	$(249,254)	$(249,254)	$--	$--
Total Liabilities	$(249,254)	$(249,254)	$--	$--
Total Derivative Instruments:	$674,792	$674,792	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

December 31, 2018

F40-QTLY-0219
1.811349.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.39% 3/7/19 to 3/28/19 (a)
(Cost $3,772,840)	3,790,000	3,772,659
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Series All-Sector Equity Fund (b)	57,226,610	$489,287,514
Fidelity Series Blue Chip Growth Fund (b)	67,151,844	851,485,383
Fidelity Series Commodity Strategy Fund (b)	88,565,499	398,544,746
Fidelity Series Growth Company Fund (b)	117,942,809	1,666,531,889
Fidelity Series Intrinsic Opportunities Fund (b)	133,867,909	2,073,613,906
Fidelity Series Large Cap Stock Fund (b)	136,770,701	1,767,077,460
Fidelity Series Large Cap Value Index Fund (b)	45,276,362	504,831,436
Fidelity Series Opportunistic Insights Fund (b)	58,741,860	891,701,441
Fidelity Series Small Cap Discovery Fund (b)	23,403,430	224,204,863
Fidelity Series Small Cap Opportunities Fund (b)	60,786,563	701,476,941
Fidelity Series Stock Selector Large Cap Value Fund (b)	129,056,539	1,383,486,097
Fidelity Series Value Discovery Fund (b)	86,053,533	978,428,668
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,210,959,918)		11,930,670,344

International Equity Funds - 31.5%
Fidelity Series Canada Fund (b)	20,821,465	188,226,041
Fidelity Series Emerging Markets Fund (b)	22,371,497	203,804,334
Fidelity Series Emerging Markets Opportunities Fund (b)	110,537,720	1,815,029,356
Fidelity Series International Growth Fund (b)	138,005,661	1,849,275,861
Fidelity Series International Small Cap Fund (b)	31,089,110	438,045,566
Fidelity Series International Value Fund (b)	210,622,635	1,811,354,664
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,246,723,432)		6,305,735,822

Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund (b)	14,636,958	134,952,749
Fidelity Series Floating Rate High Income Fund (b)	2,957,262	26,674,499
Fidelity Series High Income Fund (b)	31,404,602	278,872,866
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,661,587	63,551,536
Fidelity Series International Credit Fund (b)	1,004,527	9,543,011
Fidelity Series Investment Grade Bond Fund (b)	11,979,666	130,338,765
Fidelity Series Long-Term Treasury Bond Index Fund (b)	92,932,874	792,717,412
Fidelity Series Real Estate Income Fund (b)	9,429,512	96,652,497
TOTAL BOND FUNDS
(Cost $1,583,202,442)		1,533,303,335

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (c)	2,082,185	2,082,601
Fidelity Series Government Money Market Fund 2.43% (b)(d)	195,537,256	195,537,256
Fidelity Series Short-Term Credit Fund (b)	5,679,972	56,004,520
TOTAL SHORT-TERM FUNDS
(Cost $254,151,732)		253,624,377
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $19,298,810,364)		20,027,106,537
NET OTHER ASSETS (LIABILITIES) - 0.1%		17,062,213
NET ASSETS - 100%		$20,044,168,750

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,540	March 2019	$192,900,400	$632,793	$632,793
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	551	March 2019	47,275,800	8,156	8,156
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,260	March 2019	60,908,400	(19,855)	(19,855)
TOTAL SOLD					(11,699)
TOTAL FUTURES CONTRACTS					$621,094

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,772,659.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$244,539
Total	$244,539

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443,201,000	$27,501	$474,621,171	$--	$177,785,602	$(146,392,932)	$--
Fidelity Series All-Sector Equity Fund	852,293,455	158,471,319	394,982,077	128,908,070	30,828,622	(157,323,805)	489,287,514
Fidelity Series Blue Chip Growth Fund	880,936,658	161,449,337	85,631,327	121,277,326	5,685,685	(110,954,970)	851,485,383
Fidelity Series Canada Fund	196,369,345	25,754,499	10,828,256	4,627,555	(145,196)	(22,924,351)	188,226,041
Fidelity Series Commodity Strategy Fund	466,509,085	85,248,930	68,256,490	32,672,686	(28,151,829)	(56,804,950)	398,544,746
Fidelity Series Emerging Markets Debt Fund	144,474,691	11,550,007	8,643,077	6,403,872	(354,633)	(12,074,239)	134,952,749
Fidelity Series Emerging Markets Fund	--	212,765,741	2,963,866	849,270	(178,570)	(5,818,971)	203,804,334
Fidelity Series Emerging Markets Opportunities Fund	2,040,911,915	469,750,392	152,833,605	156,793,131	3,127,080	(545,926,426)	1,815,029,356
Fidelity Series Floating Rate High Income Fund	48,961,247	4,146,581	24,810,759	2,162,959	(1,455,336)	(167,234)	26,674,499
Fidelity Series Government Money Market Fund 2.43%	359,251,220	339,057,374	502,771,338	4,402,220	--	--	195,537,256
Fidelity Series Growth Company Fund	1,792,770,541	352,022,866	123,797,893	195,366,983	2,802,320	(357,265,945)	1,666,531,889
Fidelity Series High Income Fund	309,170,419	26,120,060	36,131,073	15,071,488	(1,206,221)	(19,080,319)	278,872,866
Fidelity Series Inflation-Protected Bond Index Fund	179,663,816	19,512,516	135,193,714	1,311,708	(1,792,910)	1,361,828	63,551,536
Fidelity Series International Credit Fund	9,784,897	390,337	210,862	389,475	(2,839)	(418,522)	9,543,011
Fidelity Series International Growth Fund	1,977,736,139	369,117,344	140,027,313	129,015,132	(5,361,359)	(352,188,950)	1,849,275,861
Fidelity Series International Small Cap Fund	493,473,677	87,759,350	16,188,016	43,577,741	(1,064,153)	(125,935,292)	438,045,566
Fidelity Series International Value Fund	2,001,758,300	258,485,032	54,667,297	70,730,892	(3,584,093)	(390,637,278)	1,811,354,664
Fidelity Series Intrinsic Opportunities Fund	2,182,350,576	295,094,170	72,183,409	178,032,279	(722,382)	(330,925,049)	2,073,613,906
Fidelity Series Investment Grade Bond Fund	106,425,476	44,300,798	19,197,780	2,614,178	(403,192)	(786,537)	130,338,765
Fidelity Series Large Cap Stock Fund	1,927,084,035	285,816,913	138,555,685	203,829,319	(305,228)	(306,962,575)	1,767,077,460
Fidelity Series Large Cap Value Index Fund	549,397,749	45,313,209	38,471,677	22,575,320	(117,749)	(51,290,096)	504,831,436
Fidelity Series Long-Term Treasury Bond Index Fund	501,632,815	528,842,113	237,185,279	16,157,908	(8,653,212)	8,080,975	792,717,412
Fidelity Series Opportunistic Insights Fund	965,411,695	118,918,166	64,409,829	78,284,734	1,043,599	(129,262,190)	891,701,441
Fidelity Series Real Estate Equity Fund	176,406,153	1,945,989	185,854,727	1,804,383	8,722,617	(1,220,032)	--
Fidelity Series Real Estate Income Fund	96,629,351	10,794,512	6,433,556	6,764,578	(131,052)	(4,206,758)	96,652,497
Fidelity Series Short-Term Credit Fund	65,675,427	10,431,710	20,070,235	1,259,268	(219,594)	187,212	56,004,520
Fidelity Series Small Cap Discovery Fund	257,910,452	44,224,747	17,855,145	32,060,239	(725,182)	(59,350,009)	224,204,863
Fidelity Series Small Cap Opportunities Fund	796,470,742	128,184,197	60,618,773	93,812,196	241,639	(162,800,864)	701,476,941
Fidelity Series Stock Selector Large Cap Value Fund	1,499,209,905	195,192,414	114,346,929	117,931,773	(2,841,803)	(193,727,490)	1,383,486,097
Fidelity Series Value Discovery Fund	1,063,662,736	114,099,616	72,270,967	64,770,376	(1,339,219)	(125,723,498)	978,428,668
	$22,385,533,517	$4,404,787,740	$3,280,012,125	$1,733,457,059	$171,481,412	$(3,660,539,267)	$20,021,251,277

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$3,772,659	$--	$3,772,659	$--
Domestic Equity Funds	11,930,670,344	11,930,670,344	--	--
International Equity Funds	6,305,735,822	6,305,735,822	--	--
Bond Funds	1,533,303,335	1,533,303,335	--	--
Short-Term Funds	253,624,377	253,624,377	--	--
Total Investments in Securities:	$20,027,106,537	$20,023,333,878	$3,772,659	$--
Derivative Instruments:
Assets
Futures Contracts	$640,949	$640,949	$--	$--
Total Assets	$640,949	$640,949	$--	$--
Liabilities
Futures Contracts	$(19,855)	$(19,855)	$--	$--
Total Liabilities	$(19,855)	$(19,855)	$--	$--
Total Derivative Instruments:	$621,094	$621,094	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

December 31, 2018

AFF10-QTLY-0219
1.811320.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.3% to 2.39% 1/24/19 to 3/28/19 (a)
(Cost $109,664)	110,000	109,662
	Shares	Value

Domestic Equity Funds - 21.7%
Fidelity Advisor Series Equity Growth Fund (b)	811,063	$9,667,870
Fidelity Advisor Series Growth Opportunities Fund (b)	575,427	6,836,073
Fidelity Advisor Series Small Cap Fund (b)	479,505	4,291,572
Fidelity Series All-Sector Equity Fund (b)	518,546	4,433,567
Fidelity Series Commodity Strategy Fund (b)	1,711,115	7,700,018
Fidelity Series Large Cap Stock Fund (b)	1,307,013	16,886,613
Fidelity Series Large Cap Value Index Fund (b)	169,700	1,892,155
Fidelity Series Opportunistic Insights Fund (b)	595,556	9,040,542
Fidelity Series Small Cap Opportunities Fund (b)	478,314	5,519,743
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,060,395	11,367,435
Fidelity Series Value Discovery Fund (b)	990,333	11,260,085
TOTAL DOMESTIC EQUITY FUNDS
(Cost $83,006,628)		88,895,673

International Equity Funds - 14.4%
Fidelity Series Canada Fund (b)	175,383	1,585,465
Fidelity Series Emerging Markets Fund (b)	245,493	2,236,442
Fidelity Series Emerging Markets Opportunities Fund (b)	1,220,075	20,033,629
Fidelity Series International Growth Fund (b)	1,197,649	16,048,492
Fidelity Series International Small Cap Fund (b)	258,368	3,640,407
Fidelity Series International Value Fund (b)	1,821,038	15,660,925
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $53,158,804)		59,205,360

Bond Funds - 48.8%
Fidelity Series Emerging Markets Debt Fund (b)	344,093	3,172,536
Fidelity Series Floating Rate High Income Fund (b)	79,066	713,173
Fidelity Series High Income Fund (b)	572,332	5,082,306
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,051,876	38,654,901
Fidelity Series International Credit Fund (b)	26,672	253,381
Fidelity Series Investment Grade Bond Fund (b)	11,820,571	128,607,806
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,539,194	21,659,327
Fidelity Series Real Estate Income Fund (b)	198,119	2,030,719
TOTAL BOND FUNDS
(Cost $202,139,765)		200,174,149

Short-Term Funds - 15.1%
Fidelity Cash Central Fund, 2.42% (c)	154,111	154,142
Fidelity Series Government Money Market Fund 2.43% (b)(d)	49,133,657	49,133,657
Fidelity Series Short-Term Credit Fund (b)	1,261,952	12,442,849
TOTAL SHORT-TERM FUNDS
(Cost $61,852,726)		61,730,648
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $400,267,587)		410,115,492
NET OTHER ASSETS (LIABILITIES) - 0.0%		114,526
NET ASSETS - 100%		$410,230,018

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	29	March 2019	$3,632,540	$11,907	$11,907
ICE E-mini MSCI EAFE Index Contracts (United States)	16	March 2019	1,372,800	(13,691)	(13,691)
					(1,784)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	March 2019	96,680	950	950
TOTAL FUTURES CONTRACTS					$(834)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,662.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,288
Total	$6,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$13,023,682	$1,076,608	$3,515,877	$836,873	$832,724	$(1,749,267)	$9,667,870
Fidelity Advisor Series Equity Value Fund	15,002,185	588,925	2,706,061	429,392	527,009	(2,940,962)	--
Fidelity Advisor Series Growth & Income Fund	22,959,845	2,050,279	4,728,607	1,821,607	237,531	(5,119,432)	--
Fidelity Advisor Series Growth Opportunities Fund	8,558,055	1,476,500	3,125,595	1,317,894	1,035,092	(1,107,979)	6,836,073
Fidelity Advisor Series Opportunistic Insights Fund	12,165,303	935,874	2,712,466	815,065	1,050,228	(5,161,232)	--
Fidelity Advisor Series Small Cap Fund	6,526,055	587,393	1,608,758	470,423	262,477	(1,475,595)	4,291,572
Fidelity Advisor Series Stock Selector Large Cap Value Fund	15,144,178	1,233,923	2,700,278	1,088,543	548,007	(2,987,555)	--
Fidelity Series 100 Index Fund	6,480,007	--	6,717,474	--	2,651,503	(2,414,036)	--
Fidelity Series All-Sector Equity Fund	8,936,502	1,646,032	5,064,884	1,176,811	1,051,151	(2,135,234)	4,433,567
Fidelity Series Canada Fund	1,983,826	241,541	462,212	39,319	2,381	(180,071)	1,585,465
Fidelity Series Commodity Strategy Fund	10,008,890	1,554,170	2,248,745	611,522	(977,805)	(636,492)	7,700,018
Fidelity Series Emerging Markets Debt Fund	3,656,577	208,603	387,050	155,926	(17,112)	(288,482)	3,172,536
Fidelity Series Emerging Markets Fund	--	2,478,948	107,174	9,385	(2,342)	(132,990)	2,236,442
Fidelity Series Emerging Markets Opportunities Fund	23,275,501	5,755,654	3,127,688	1,742,494	91,363	(5,961,201)	20,033,629
Fidelity Series Floating Rate High Income Fund	1,152,519	71,428	468,326	50,938	(26,883)	(15,565)	713,173
Fidelity Series Government Money Market Fund 2.43%	68,838,813	8,560,369	28,265,525	901,385	--	--	49,133,657
Fidelity Series High Income Fund	7,117,769	409,925	2,075,313	298,879	(97,883)	(272,192)	5,082,306
Fidelity Series Inflation-Protected Bond Index Fund	12,966,248	30,561,067	4,060,581	668,326	(70,353)	(741,480)	38,654,901
Fidelity Series International Credit Fund	254,240	10,273	--	10,273	--	(11,132)	253,381
Fidelity Series International Growth Fund	20,582,564	3,473,323	4,981,999	1,127,984	1,352,332	(4,377,728)	16,048,492
Fidelity Series International Small Cap Fund	5,097,991	709,023	1,085,752	365,059	329,028	(1,409,883)	3,640,407
Fidelity Series International Value Fund	20,222,495	2,397,906	3,532,479	616,140	329,361	(3,756,358)	15,660,925
Fidelity Series Investment Grade Bond Fund	150,574,589	7,068,572	27,159,788	3,396,962	(747,542)	(1,128,025)	128,607,806
Fidelity Series Large Cap Stock Fund	--	970,660	1,086,104	777,541	(43,142)	1,645,583	16,886,613
Fidelity Series Large Cap Value Index Fund	2,542,533	132,299	612,464	85,195	124,204	(294,417)	1,892,155
Fidelity Series Long-Term Treasury Bond Index Fund	10,266,228	14,307,663	2,936,753	365,375	(102,502)	124,691	21,659,327
Fidelity Series Opportunistic Insights Fund	--	1,033,163	554,798	799,496	(46,328)	2,330,798	9,040,542
Fidelity Series Real Estate Equity Fund	1,572,454	13,345	1,630,379	11,220	280,304	(235,724)	--
Fidelity Series Real Estate Income Fund	2,235,813	188,274	303,214	146,985	11,891	(102,045)	2,030,719
Fidelity Series Short-Term Credit Fund	16,750,769	573,825	4,880,101	284,283	(58,012)	56,368	12,442,849
Fidelity Series Small Cap Opportunities Fund	7,960,899	911,733	2,189,741	766,976	665,582	(1,828,730)	5,519,743
Fidelity Series Stock Selector Large Cap Value Fund	--	1,104,681	784,958	975,659	(26,691)	(163,872)	11,367,435
Fidelity Series Value Discovery Fund	--	874,447	703,581	750,498	(6,104)	624,227	11,260,085
Total	$475,856,530	$93,206,426	$126,524,725	$22,914,428	$9,159,469	$(41,846,012)	$409,851,688

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$109,662	$--	$109,662	$--
Domestic Equity Funds	88,895,673	88,895,673	--	--
International Equity Funds	59,205,360	59,205,360	--	--
Bond Funds	200,174,149	200,174,149	--	--
Short-Term Funds	61,730,648	61,730,648	--	--
Total Investments in Securities:	$410,115,492	$410,005,830	$109,662	$--
Derivative Instruments:
Assets
Futures Contracts	$12,857	$12,857	$--	$--
Total Assets	$12,857	$12,857	$--	$--
Liabilities
Futures Contracts	$(13,691)	$(13,691)	$--	$--
Total Liabilities	$(13,691)	$(13,691)	$--	$--
Total Derivative Instruments:	$(834)	$(834)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

December 31, 2018

AFF20-QTLY-0219
1.811328.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.19% to 2.39% 1/3/19 to 3/28/19 (a)
(Cost $707,873)	710,000	707,874
	Shares	Value

Domestic Equity Funds - 33.2%
Fidelity Advisor Series Equity Growth Fund (b)	6,874,566	$81,944,822
Fidelity Advisor Series Growth Opportunities Fund (b)	4,848,900	57,604,937
Fidelity Advisor Series Small Cap Fund (b)	4,059,456	36,332,135
Fidelity Series All-Sector Equity Fund (b)	4,355,641	37,240,734
Fidelity Series Commodity Strategy Fund (b)	9,359,049	42,115,720
Fidelity Series Large Cap Stock Fund (b)	10,967,071	141,694,556
Fidelity Series Large Cap Value Index Fund (b)	1,450,333	16,171,216
Fidelity Series Opportunistic Insights Fund (b)	5,059,331	76,800,651
Fidelity Series Small Cap Opportunities Fund (b)	4,059,679	46,848,694
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,912,744	95,544,618
Fidelity Series Value Discovery Fund (b)	8,324,046	94,644,398
TOTAL DOMESTIC EQUITY FUNDS
(Cost $682,981,785)		726,942,481

International Equity Funds - 19.7%
Fidelity Series Canada Fund (b)	1,355,724	12,255,743
Fidelity Series Emerging Markets Fund (b)	1,661,829	15,139,260
Fidelity Series Emerging Markets Opportunities Fund (b)	8,243,971	135,366,006
Fidelity Series International Growth Fund (b)	9,053,751	121,320,262
Fidelity Series International Small Cap Fund (b)	1,995,331	28,114,218
Fidelity Series International Value Fund (b)	13,797,170	118,655,662
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $387,762,958)		430,851,151

Bond Funds - 38.2%
Fidelity Series Emerging Markets Debt Fund (b)	1,733,687	15,984,594
Fidelity Series Floating Rate High Income Fund (b)	344,956	3,111,502
Fidelity Series High Income Fund (b)	3,114,964	27,660,880
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,667,559	120,848,514
Fidelity Series International Credit Fund (b)	136,447	1,296,249
Fidelity Series Investment Grade Bond Fund (b)	49,222,649	535,542,425
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,300,634	121,984,411
Fidelity Series Real Estate Income Fund (b)	1,054,474	10,808,359
TOTAL BOND FUNDS
(Cost $857,648,951)		837,236,934

Short-Term Funds - 8.8%
Fidelity Cash Central Fund, 2.42% (c)	638,337	638,465
Fidelity Series Government Money Market Fund 2.43% (b)(d)	153,167,278	153,167,278
Fidelity Series Short-Term Credit Fund (b)	3,963,822	39,083,285
TOTAL SHORT-TERM FUNDS
(Cost $193,309,010)		192,889,028
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,122,410,577)		2,188,627,468
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,146,939
NET ASSETS - 100%		$2,189,774,407

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	216	March 2019	$27,056,160	$88,690	$88,690
ICE E-mini MSCI EAFE Index Contracts (United States)	66	March 2019	5,662,800	(72,313)	(72,313)
					16,377
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	35	March 2019	1,691,900	9,152	9,152
TOTAL FUTURES CONTRACTS					$25,529

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $707,874.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,730
Total	$28,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$97,996,442	$9,476,427	$16,581,531	$7,099,079	$2,187,864	$(11,134,380)	$81,944,822
Fidelity Advisor Series Equity Value Fund	112,977,029	4,851,014	9,367,482	3,592,703	575,945	(21,311,894)	--
Fidelity Advisor Series Growth & Income Fund	172,970,500	16,688,509	19,127,430	14,741,472	964,547	(32,886,455)	--
Fidelity Advisor Series Growth Opportunities Fund	64,366,555	12,316,766	17,097,239	11,114,246	5,032,780	(7,013,925)	57,604,937
Fidelity Advisor Series Opportunistic Insights Fund	91,315,922	7,831,256	11,088,207	6,822,654	2,240,465	(37,653,473)	--
Fidelity Advisor Series Small Cap Fund	49,077,299	5,039,844	7,219,944	3,986,217	702,913	(11,267,977)	36,332,135
Fidelity Advisor Series Stock Selector Large Cap Value Fund	114,047,646	10,209,187	9,656,058	9,096,431	653,530	(21,613,588)	--
Fidelity Series 100 Index Fund	48,677,255	--	51,233,085	--	20,253,867	(17,698,037)	--
Fidelity Series All-Sector Equity Fund	67,245,550	12,983,107	33,257,098	9,923,938	6,329,403	(16,060,228)	37,240,734
Fidelity Series Canada Fund	14,121,725	1,133,338	1,499,675	304,846	(22,203)	(1,477,442)	12,255,743
Fidelity Series Commodity Strategy Fund	53,066,753	7,909,820	10,096,227	3,319,206	(4,542,829)	(4,221,797)	42,115,720
Fidelity Series Emerging Markets Debt Fund	18,075,963	1,048,054	1,614,294	780,646	(75,022)	(1,450,107)	15,984,594
Fidelity Series Emerging Markets Fund	--	15,906,728	528,234	63,759	(20,382)	(218,852)	15,139,260
Fidelity Series Emerging Markets Opportunities Fund	154,150,718	37,063,780	15,763,656	11,817,697	(203,097)	(39,881,739)	135,366,006
Fidelity Series Floating Rate High Income Fund	5,870,063	354,871	2,919,867	253,195	(166,821)	(26,744)	3,111,502
Fidelity Series Government Money Market Fund 2.43%	204,141,698	34,451,083	85,425,503	2,793,683	--	--	153,167,278
Fidelity Series High Income Fund	36,542,127	2,188,689	9,045,044	1,638,666	(425,374)	(1,599,518)	27,660,880
Fidelity Series Inflation-Protected Bond Index Fund	28,559,768	104,511,450	9,568,160	2,084,045	(257,442)	(2,397,102)	120,848,514
Fidelity Series International Credit Fund	1,300,646	52,552	--	52,552	--	(56,949)	1,296,249
Fidelity Series International Growth Fund	144,970,532	21,725,359	22,248,279	8,560,730	4,182,586	(27,309,936)	121,320,262
Fidelity Series International Small Cap Fund	36,256,739	5,718,394	5,622,582	2,830,143	1,033,984	(9,272,317)	28,114,218
Fidelity Series International Value Fund	143,946,261	15,554,699	14,930,340	4,686,771	719,219	(26,634,177)	118,655,662
Fidelity Series Investment Grade Bond Fund	637,028,192	29,976,155	123,459,909	14,296,582	(5,471,339)	(2,530,674)	535,542,425
Fidelity Series Large Cap Stock Fund	--	7,833,646	8,226,811	6,541,881	(601,266)	4,079,316	141,694,556
Fidelity Series Large Cap Value Index Fund	19,081,531	1,155,134	2,458,457	730,764	359,098	(1,966,090)	16,171,216
Fidelity Series Long-Term Treasury Bond Index Fund	55,292,489	78,456,927	11,886,004	2,106,101	(402,224)	523,223	121,984,411
Fidelity Series Opportunistic Insights Fund	--	9,532,414	4,271,989	6,817,994	(367,349)	19,261,612	76,800,651
Fidelity Series Real Estate Equity Fund	11,817,048	75,560	12,196,466	64,942	1,586,811	(1,282,953)	--
Fidelity Series Real Estate Income Fund	11,569,965	988,600	1,264,738	778,947	27,196	(512,664)	10,808,359
Fidelity Series Short-Term Credit Fund	49,294,490	1,733,176	11,936,593	869,322	(136,312)	128,524	39,083,285
Fidelity Series Small Cap Opportunities Fund	59,875,853	7,815,089	10,380,736	6,443,829	1,800,757	(12,262,269)	46,848,694
Fidelity Series Stock Selector Large Cap Value Fund	--	9,218,158	5,557,029	8,232,279	(282,967)	(1,474,261)	95,544,618
Fidelity Series Value Discovery Fund	--	7,162,715	5,289,134	6,332,656	(210,904)	5,257,109	94,644,398
Total	$2,503,636,759	$480,962,501	$550,817,801	$158,777,976	$35,465,434	$(281,965,764)	$2,187,281,129

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$707,874	$--	$707,874	$--
Domestic Equity Funds	726,942,481	726,942,481	--	--
International Equity Funds	430,851,151	430,851,151	--	--
Bond Funds	837,236,934	837,236,934	--	--
Short-Term Funds	192,889,028	192,889,028	--	--
Total Investments in Securities:	$2,188,627,468	$2,187,919,594	$707,874	$--
Derivative Instruments:
Assets
Futures Contracts	$97,842	$97,842	$--	$--
Total Assets	$97,842	$97,842	$--	$--
Liabilities
Futures Contracts	$(72,313)	$(72,313)	$--	$--
Total Liabilities	$(72,313)	$(72,313)	$--	$--
Total Derivative Instruments:	$25,529	$25,529	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

December 31, 2018

AFF30-QTLY-0219
1.811336.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.39% 3/7/19 to 3/28/19 (a)
(Cost $796,414)	800,000	796,377
	Shares	Value

Domestic Equity Funds - 46.4%
Fidelity Advisor Series Equity Growth Fund (b)	11,945,480	$142,390,125
Fidelity Advisor Series Growth Opportunities Fund (b)	8,554,159	101,623,413
Fidelity Advisor Series Small Cap Fund (b)	7,067,349	63,252,775
Fidelity Series All-Sector Equity Fund (b)	7,451,903	63,713,768
Fidelity Series Commodity Strategy Fund (b)	11,746,233	52,858,050
Fidelity Series Large Cap Stock Fund (b)	19,358,390	250,110,402
Fidelity Series Large Cap Value Index Fund (b)	2,519,759	28,095,310
Fidelity Series Opportunistic Insights Fund (b)	8,787,351	133,391,989
Fidelity Series Small Cap Opportunities Fund (b)	7,116,211	82,121,072
Fidelity Series Stock Selector Large Cap Value Fund (b)	15,622,529	167,473,511
Fidelity Series Value Discovery Fund (b)	14,569,125	165,650,957
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,210,442,237)		1,250,681,372

International Equity Funds - 25.5%
Fidelity Series Canada Fund (b)	2,233,767	20,193,257
Fidelity Series Emerging Markets Fund (b)	2,510,910	22,874,387
Fidelity Series Emerging Markets Opportunities Fund (b)	12,541,912	205,938,190
Fidelity Series International Growth Fund (b)	14,815,206	198,523,757
Fidelity Series International Small Cap Fund (b)	3,328,006	46,891,604
Fidelity Series International Value Fund (b)	22,563,818	194,048,833
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $642,659,995)		688,470,028

Bond Funds - 25.9%
Fidelity Series Emerging Markets Debt Fund (b)	2,042,810	18,834,708
Fidelity Series Floating Rate High Income Fund (b)	415,182	3,744,943
Fidelity Series High Income Fund (b)	3,918,893	34,799,771
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,589,854	24,707,205
Fidelity Series International Credit Fund (b)	155,103	1,473,477
Fidelity Series Investment Grade Bond Fund (b)	39,527,912	430,063,688
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,045,815	170,990,798
Fidelity Series Real Estate Income Fund (b)	1,267,015	12,986,904
TOTAL BOND FUNDS
(Cost $715,386,494)		697,601,494

Short-Term Funds - 2.2%
Fidelity Cash Central Fund, 2.42% (c)	1,295,967	1,296,226
Fidelity Series Government Money Market Fund 2.43% (b)(d)	45,062,649	45,062,649
Fidelity Series Short-Term Credit Fund (b)	1,198,096	11,813,229
TOTAL SHORT-TERM FUNDS
(Cost $58,243,531)		58,172,104
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,627,528,671)		2,695,721,375
NET OTHER ASSETS (LIABILITIES) - 0.0%		99,021
NET ASSETS - 100%		$2,695,820,396

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	235	March 2019	$29,436,100	$96,550	$96,550
ICE E-mini MSCI EAFE Index Contracts (United States)	7	March 2019	600,600	(12,546)	(12,546)
					84,004
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	88	March 2019	4,253,920	1,496	1,496
TOTAL FUTURES CONTRACTS					$85,500

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $796,377.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,480
Total	$55,480

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$160,105,288	$18,253,377	$19,663,449	$12,320,933	$1,358,553	$(17,663,644)	$142,390,125
Fidelity Advisor Series Equity Value Fund	184,673,886	10,441,310	8,856,983	6,157,241	50,845	(29,651,736)	--
Fidelity Advisor Series Growth & Income Fund	282,815,807	31,809,428	19,123,670	25,142,533	717,689	(46,871,778)	--
Fidelity Advisor Series Growth Opportunities Fund	105,130,031	23,482,453	22,108,637	19,584,082	4,847,134	(9,727,568)	101,623,413
Fidelity Advisor Series Opportunistic Insights Fund	148,960,609	15,259,900	11,514,929	11,765,598	826,448	(59,487,019)	--
Fidelity Advisor Series Small Cap Fund	80,158,042	9,827,967	8,242,808	6,930,774	18,995	(18,509,421)	63,252,775
Fidelity Advisor Series Stock Selector Large Cap Value Fund	186,438,157	19,697,824	8,899,129	15,628,608	18,504	(29,303,322)	--
Fidelity Series 100 Index Fund	79,553,910	--	83,647,944	--	32,125,582	(28,031,548)	--
Fidelity Series All-Sector Equity Fund	109,869,027	20,764,669	49,944,300	16,947,358	8,575,718	(25,551,346)	63,713,768
Fidelity Series Canada Fund	22,113,942	2,999,068	2,491,957	499,953	1,977	(2,429,773)	20,193,257
Fidelity Series Commodity Strategy Fund	63,089,625	10,297,977	9,493,221	4,176,032	(3,861,886)	(7,174,445)	52,858,050
Fidelity Series Emerging Markets Debt Fund	20,524,216	1,536,821	1,471,026	903,054	(33,835)	(1,721,468)	18,834,708
Fidelity Series Emerging Markets Fund	--	23,812,429	597,529	96,157	(22,512)	(318,001)	22,874,387
Fidelity Series Emerging Markets Opportunities Fund	229,181,656	54,494,968	16,475,797	17,945,698	(625,976)	(60,636,661)	205,938,190
Fidelity Series Floating Rate High Income Fund	6,775,351	543,137	3,334,614	300,716	(190,747)	(48,184)	3,744,943
Fidelity Series Government Money Market Fund 2.43%	43,596,913	38,116,016	36,650,280	761,330	--	--	45,062,649
Fidelity Series High Income Fund	42,436,867	3,353,767	8,448,038	2,005,717	(303,391)	(2,239,434)	34,799,771
Fidelity Series Inflation-Protected Bond Index Fund	23,288,678	13,250,046	11,527,475	437,867	(195,561)	(108,483)	24,707,205
Fidelity Series International Credit Fund	1,478,474	59,738	--	59,738	--	(64,735)	1,473,477
Fidelity Series International Growth Fund	223,420,738	34,600,269	21,559,180	13,979,311	882,355	(38,820,425)	198,523,757
Fidelity Series International Small Cap Fund	55,748,352	9,154,313	4,450,595	4,708,950	228,030	(13,788,496)	46,891,604
Fidelity Series International Value Fund	225,385,847	28,318,339	17,252,216	7,648,601	(560,617)	(41,842,520)	194,048,833
Fidelity Series Investment Grade Bond Fund	465,066,009	49,403,938	78,391,011	11,065,287	(1,862,735)	(4,152,513)	430,063,688
Fidelity Series Large Cap Stock Fund	--	15,310,957	10,006,884	11,500,218	(737,917)	(3,803,230)	250,110,402
Fidelity Series Large Cap Value Index Fund	31,129,323	2,397,543	2,565,592	1,267,064	(2,685)	(2,863,279)	28,095,310
Fidelity Series Long-Term Treasury Bond Index Fund	65,647,248	122,182,002	16,571,682	2,998,476	(669,022)	402,252	170,990,798
Fidelity Series Opportunistic Insights Fund	--	15,307,894	5,151,446	11,817,815	(543,165)	29,733,697	133,391,989
Fidelity Series Real Estate Equity Fund	19,318,083	264	19,796,788	154	1,704,398	(1,225,957)	--
Fidelity Series Real Estate Income Fund	13,306,628	1,416,107	1,150,537	920,280	(8,687)	(576,607)	12,986,904
Fidelity Series Short-Term Credit Fund	8,273,138	4,583,567	1,047,179	178,823	(4,435)	8,138	11,813,229
Fidelity Series Small Cap Opportunities Fund	97,802,834	14,717,902	11,631,859	11,141,279	690,846	(19,458,651)	82,121,072
Fidelity Series Stock Selector Large Cap Value Fund	--	17,134,859	6,964,575	14,399,798	(766,455)	(9,882,352)	167,473,511
Fidelity Series Value Discovery Fund	--	13,509,515	6,430,915	11,060,755	(411,181)	2,326,216	165,650,957
Total	$2,995,288,679	$626,038,364	$525,462,245	$244,350,200	$41,246,267	$(443,482,293)	$2,693,628,772

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$796,377	$--	$796,377	$--
Domestic Equity Funds	1,250,681,372	1,250,681,372	--	--
International Equity Funds	688,470,028	688,470,028	--	--
Bond Funds	697,601,494	697,601,494	--	--
Short-Term Funds	58,172,104	58,172,104	--	--
Total Investments in Securities:	$2,695,721,375	$2,694,924,998	$796,377	$--
Derivative Instruments:
Assets
Futures Contracts	$98,046	$98,046	$--	$--
Total Assets	$98,046	$98,046	$--	$--
Liabilities
Futures Contracts	$(12,546)	$(12,546)	$--	$--
Total Liabilities	$(12,546)	$(12,546)	$--	$--
Total Derivative Instruments:	$85,500	$85,500	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

December 31, 2018

AFF40-QTLY-0219
1.811338.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.34% 2/28/19 (a)
(Cost $667,491)	670,000	667,429
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Advisor Series Equity Growth Fund (b)	11,207,133	$133,589,030
Fidelity Advisor Series Growth Opportunities Fund (b)	7,919,112	94,079,046
Fidelity Advisor Series Small Cap Fund (b)	6,665,709	59,658,098
Fidelity Series All-Sector Equity Fund (b)	7,427,384	63,504,131
Fidelity Series Commodity Strategy Fund (b)	8,557,272	38,507,726
Fidelity Series Large Cap Stock Fund (b)	17,698,304	228,662,094
Fidelity Series Large Cap Value Index Fund (b)	2,269,833	25,308,641
Fidelity Series Opportunistic Insights Fund (b)	8,252,274	125,269,525
Fidelity Series Small Cap Opportunities Fund (b)	6,649,428	76,734,403
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,256,163	152,826,070
Fidelity Series Value Discovery Fund (b)	13,256,952	150,731,539
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,137,216,728)		1,148,870,303

International Equity Funds - 31.4%
Fidelity Series Canada Fund (b)	2,005,169	18,126,732
Fidelity Series Emerging Markets Fund (b)	2,160,756	19,684,490
Fidelity Series Emerging Markets Opportunities Fund (b)	10,647,627	174,834,040
Fidelity Series International Growth Fund (b)	13,304,211	178,276,431
Fidelity Series International Small Cap Fund (b)	2,973,696	41,899,375
Fidelity Series International Value Fund (b)	20,334,314	174,875,096
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $576,371,655)		607,696,164

Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund (b)	1,445,416	13,326,740
Fidelity Series Floating Rate High Income Fund (b)	285,237	2,572,839
Fidelity Series High Income Fund (b)	3,018,597	26,805,141
Fidelity Series Inflation-Protected Bond Index Fund (b)	643,580	6,139,755
Fidelity Series International Credit Fund (b)	111,505	1,059,298
Fidelity Series Investment Grade Bond Fund (b)	1,232,664	13,411,384
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,979,965	76,599,098
Fidelity Series Real Estate Income Fund (b)	905,888	9,285,355
TOTAL BOND FUNDS
(Cost $154,092,768)		149,199,610

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (c)	297,948	298,007
Fidelity Series Government Money Market Fund 2.43% (b)(d)	18,908,155	18,908,155
Fidelity Series Short-Term Credit Fund (b)	548,777	5,410,943
TOTAL SHORT-TERM FUNDS
(Cost $24,665,533)		24,617,105
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,893,014,175)		1,931,050,611
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,158,743
NET ASSETS - 100%		$1,932,209,354

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	158	March 2019	$19,791,080	$64,926	$64,926
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	49	March 2019	4,204,200	725	725
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	117	March 2019	5,655,780	(5,984)	(5,984)
					(5,259)
TOTAL FUTURES CONTRACTS					$59,667

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,576.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,514
Total	$32,514

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$140,682,362	$20,093,312	$11,244,810	$11,504,958	$322,455	$(16,264,289)	$133,589,030
Fidelity Advisor Series Equity Value Fund	162,239,363	14,846,287	7,538,783	5,595,859	(57,730)	(23,785,932)	--
Fidelity Advisor Series Growth & Income Fund	248,668,633	33,284,770	11,706,552	22,620,220	188,101	(38,338,164)	--
Fidelity Advisor Series Growth Opportunities Fund	92,316,051	21,953,697	14,910,648	18,050,431	2,306,414	(7,586,468)	94,079,046
Fidelity Advisor Series Opportunistic Insights Fund	130,719,494	15,285,834	6,147,581	10,739,473	234,454	(50,881,217)	--
Fidelity Advisor Series Small Cap Fund	70,269,615	12,337,018	5,660,729	6,503,255	(78,023)	(17,209,783)	59,658,098
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,792,386	23,058,659	7,605,466	14,178,217	(65,106)	(23,665,293)	--
Fidelity Series 100 Index Fund	69,719,202	--	75,057,597	--	30,843,158	(25,504,763)	--
Fidelity Series All-Sector Equity Fund	96,485,101	20,072,010	34,943,097	16,801,210	2,692,957	(20,802,840)	63,504,131
Fidelity Series Canada Fund	19,115,913	2,750,220	1,512,919	447,291	(24,559)	(2,201,923)	18,126,732
Fidelity Series Commodity Strategy Fund	45,218,312	8,832,461	7,307,413	3,168,180	(2,318,959)	(5,916,675)	38,507,726
Fidelity Series Emerging Markets Debt Fund	14,499,809	1,114,709	1,048,234	637,863	(23,813)	(1,215,731)	13,326,740
Fidelity Series Emerging Markets Fund	--	20,932,473	466,916	82,388	(17,197)	(763,870)	19,684,490
Fidelity Series Emerging Markets Opportunities Fund	198,131,267	57,275,097	28,096,581	15,169,683	(401,663)	(52,074,080)	174,834,040
Fidelity Series Floating Rate High Income Fund	4,805,312	389,903	2,461,705	210,621	(133,351)	(27,320)	2,572,839
Fidelity Series Government Money Market Fund 2.43%	35,343,924	29,295,732	45,731,501	423,758	--	--	18,908,155
Fidelity Series High Income Fund	30,392,696	2,491,571	4,133,348	1,459,170	(124,598)	(1,821,180)	26,805,141
Fidelity Series Inflation-Protected Bond Index Fund	17,270,143	2,501,123	13,601,431	125,988	(131,987)	101,907	6,139,755
Fidelity Series International Credit Fund	1,062,890	42,946	--	42,946	--	(46,538)	1,059,298
Fidelity Series International Growth Fund	192,586,304	38,352,695	18,070,446	12,496,695	(512,973)	(34,079,149)	178,276,431
Fidelity Series International Small Cap Fund	48,053,368	9,864,172	3,783,406	4,188,472	(128,313)	(12,106,446)	41,899,375
Fidelity Series International Value Fund	194,847,297	33,017,556	14,813,703	6,860,811	(509,398)	(37,666,656)	174,875,096
Fidelity Series Investment Grade Bond Fund	10,253,916	5,243,572	1,975,010	256,032	(34,108)	(76,986)	13,411,384
Fidelity Series Large Cap Stock Fund	--	13,884,749	8,818,334	10,467,189	(744,177)	(7,756,932)	228,662,094
Fidelity Series Large Cap Value Index Fund	27,203,330	2,939,950	2,257,259	1,136,544	(9,777)	(2,567,603)	25,308,641
Fidelity Series Long-Term Treasury Bond Index Fund	48,736,296	52,545,280	24,643,409	1,574,430	(845,449)	806,380	76,599,098
Fidelity Series Opportunistic Insights Fund	--	17,594,403	4,343,615	11,044,998	(512,073)	23,319,826	125,269,525
Fidelity Series Real Estate Equity Fund	16,888,409	140,813	17,708,455	89,155	1,454,060	(774,827)	--
Fidelity Series Real Estate Income Fund	9,492,141	1,029,169	819,391	656,065	(12,971)	(403,593)	9,285,355
Fidelity Series Short-Term Credit Fund	6,224,937	1,022,984	1,834,488	118,406	(13,917)	11,427	5,410,943
Fidelity Series Small Cap Opportunities Fund	85,799,818	15,634,590	7,022,118	10,183,811	(110,115)	(17,567,772)	76,734,403
Fidelity Series Stock Selector Large Cap Value Fund	--	15,866,008	5,741,410	13,082,723	(589,568)	(12,224,140)	152,826,070
Fidelity Series Value Discovery Fund	--	12,218,858	5,669,425	10,020,654	(381,127)	(1,139,972)	150,731,539
Total	$2,180,818,289	$505,912,621	$396,675,780	$209,937,496	$30,260,647	$(390,230,602)	$1,930,085,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$667,429	$--	$667,429	$--
Domestic Equity Funds	1,148,870,303	1,148,870,303	--	--
International Equity Funds	607,696,164	607,696,164	--	--
Bond Funds	149,199,610	149,199,610	--	--
Short-Term Funds	24,617,105	24,617,105	--	--
Total Investments in Securities:	$1,931,050,611	$1,930,383,182	$667,429	$--
Derivative Instruments:
Assets
Futures Contracts	$65,651	$65,651	$--	$--
Total Assets	$65,651	$65,651	$--	$--
Liabilities
Futures Contracts	$(5,984)	$(5,984)	$--	$--
Total Liabilities	$(5,984)	$(5,984)	$--	$--
Total Derivative Instruments:	$59,667	$59,667	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

December 31, 2018

AFF-QTLY-0219
1.811329.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.34% 2/28/19 (a)
(Cost $49,813)	50,000	49,808
	Shares	Value

Domestic Equity Funds - 10.0%
Fidelity Advisor Series Equity Growth Fund (b)	179,170	$2,135,710
Fidelity Advisor Series Growth Opportunities Fund (b)	126,978	1,508,493
Fidelity Advisor Series Small Cap Fund (b)	105,989	948,606
Fidelity Series All-Sector Equity Fund (b)	103,677	886,437
Fidelity Series Commodity Strategy Fund (b)	909,447	4,092,511
Fidelity Series Large Cap Stock Fund (b)	288,152	3,722,930
Fidelity Series Large Cap Value Index Fund (b)	37,408	417,100
Fidelity Series Opportunistic Insights Fund (b)	129,765	1,969,828
Fidelity Series Small Cap Opportunities Fund (b)	105,781	1,220,709
Fidelity Series Stock Selector Large Cap Value Fund (b)	233,747	2,505,767
Fidelity Series Value Discovery Fund (b)	218,362	2,482,775
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,085,236)		21,890,866

International Equity Funds - 8.6%
Fidelity Series Canada Fund (b)	46,022	416,038
Fidelity Series Emerging Markets Fund (b)	85,039	774,708
Fidelity Series Emerging Markets Opportunities Fund (b)	419,195	6,883,179
Fidelity Series International Growth Fund (b)	364,720	4,887,250
Fidelity Series International Small Cap Fund (b)	79,056	1,113,893
Fidelity Series International Value Fund (b)	558,455	4,802,715
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,190,194)		18,877,783

Bond Funds - 58.6%
Fidelity Series Emerging Markets Debt Fund (b)	178,742	1,648,004
Fidelity Series Floating Rate High Income Fund (b)	40,192	362,529
Fidelity Series High Income Fund (b)	301,234	2,674,959
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,085,543	29,436,077
Fidelity Series International Credit Fund (b)	11,678	110,938
Fidelity Series Investment Grade Bond Fund (b)	7,623,294	82,941,438
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,243,776	10,609,408
Fidelity Series Real Estate Income Fund (b)	104,025	1,066,254
TOTAL BOND FUNDS
(Cost $130,035,215)		128,849,607

Short-Term Funds - 22.8%
Fidelity Cash Central Fund, 2.42% (c)	71,379	71,393
Fidelity Series Government Money Market Fund 2.43% (b)(d)	40,098,435	40,098,435
Fidelity Series Short-Term Credit Fund (b)	1,022,772	10,084,534
TOTAL SHORT-TERM FUNDS
(Cost $50,330,034)		50,254,362
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $218,690,492)		219,922,426
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,199)
NET ASSETS - 100%		$219,904,227

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	March 2019	$626,300	$2,054	$2,054
ICE E-mini MSCI EAFE Index Contracts (United States)	9	March 2019	772,200	(9,802)	(9,802)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	March 2019	145,020	177	177
TOTAL FUTURES CONTRACTS					$(7,571)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,808.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,432
Total	$2,432

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,986,272	$757,527	$1,438,116	$185,610	$234,895	$(404,868)	$2,135,710
Fidelity Advisor Series Equity Value Fund	3,441,952	554,341	1,263,737	91,665	155,363	(651,254)	--
Fidelity Advisor Series Growth & Income Fund	5,267,197	1,126,410	2,094,596	408,911	147,730	(1,111,601)	--
Fidelity Advisor Series Growth Opportunities Fund	1,963,092	670,605	1,142,417	291,912	272,861	(255,648)	1,508,493
Fidelity Advisor Series Opportunistic Insights Fund	2,809,288	550,119	1,177,658	174,096	310,239	(1,149,788)	--
Fidelity Advisor Series Small Cap Fund	1,497,643	384,153	677,003	104,438	73,353	(329,540)	948,606
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,474,257	698,024	1,284,823	232,137	163,270	(660,926)	--
Fidelity Series 100 Index Fund	1,480,375	--	1,552,285	--	970,147	(898,237)	--
Fidelity Series All-Sector Equity Fund	2,050,720	616,206	1,595,342	236,279	343,252	(528,399)	886,437
Fidelity Series Canada Fund	536,118	132,015	205,725	10,397	462	(46,832)	416,038
Fidelity Series Commodity Strategy Fund	4,537,656	1,544,837	1,159,357	309,044	(293,495)	(537,130)	4,092,511
Fidelity Series Emerging Markets Debt Fund	1,670,287	338,367	212,823	77,110	(4,617)	(143,210)	1,648,004
Fidelity Series Emerging Markets Fund	--	880,651	56,868	3,260	(2,115)	(46,960)	774,708
Fidelity Series Emerging Markets Opportunities Fund	6,576,903	3,230,017	1,082,797	600,390	(51,906)	(1,789,038)	6,883,179
Fidelity Series Floating Rate High Income Fund	531,740	124,452	271,794	25,812	(13,323)	(8,546)	362,529
Fidelity Series Government Money Market Fund 2.43%	49,380,363	12,345,749	21,627,677	689,614	--	--	40,098,435
Fidelity Series High Income Fund	3,122,185	713,119	967,892	147,293	(40,188)	(152,265)	2,674,959
Fidelity Series Inflation-Protected Bond Index Fund	8,056,431	25,395,081	3,398,761	508,122	(56,189)	(560,485)	29,436,077
Fidelity Series International Credit Fund	111,314	4,498	--	4,498	--	(4,874)	110,938
Fidelity Series International Growth Fund	5,569,432	2,245,979	2,015,188	344,523	194,033	(1,107,006)	4,887,250
Fidelity Series International Small Cap Fund	1,385,201	531,896	485,210	112,043	38,419	(356,413)	1,113,893
Fidelity Series International Value Fund	5,462,228	2,056,463	1,686,569	189,511	18,759	(1,048,166)	4,802,715
Fidelity Series Investment Grade Bond Fund	81,183,581	17,477,789	14,664,045	2,062,656	(120,227)	(935,660)	82,941,438
Fidelity Series Large Cap Stock Fund	--	466,239	353,881	171,209	(14,490)	289,922	3,722,930
Fidelity Series Large Cap Value Index Fund	585,207	128,420	261,184	18,830	34,315	(69,658)	417,100
Fidelity Series Long-Term Treasury Bond Index Fund	4,509,835	8,288,016	2,237,790	164,014	(58,349)	107,696	10,609,408
Fidelity Series Opportunistic Insights Fund	--	335,526	185,688	174,690	(15,610)	493,400	1,969,828
Fidelity Series Real Estate Equity Fund	358,281	5,201	378,004	4,736	63,967	(49,445)	--
Fidelity Series Real Estate Income Fund	1,049,918	277,368	211,582	74,569	(1,370)	(48,080)	1,066,254
Fidelity Series Short-Term Credit Fund	12,143,757	2,354,720	4,413,712	222,611	(36,227)	35,996	10,084,534
Fidelity Series Small Cap Opportunities Fund	1,815,589	510,492	874,083	165,282	231,642	(462,931)	1,220,709
Fidelity Series Stock Selector Large Cap Value Fund	--	408,347	234,305	215,635	(9,343)	(48,734)	2,505,767
Fidelity Series Value Discovery Fund	--	355,692	227,622	165,918	(6,455)	124,495	2,482,775
Total	$213,556,822	$85,508,319	$69,438,534	$8,186,815	$2,528,803	$(12,354,185)	$219,801,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$49,808	$--	$49,808	$--
Domestic Equity Funds	21,890,866	21,890,866	--	--
International Equity Funds	18,877,783	18,877,783	--	--
Bond Funds	128,849,607	128,849,607	--	--
Short-Term Funds	50,254,362	50,254,362	--	--
Total Investments in Securities:	$219,922,426	$219,872,618	$49,808	$--
Derivative Instruments:
Assets
Futures Contracts	$2,231	$2,231	$--	$--
Total Assets	$2,231	$2,231	$--	$--
Liabilities
Futures Contracts	$(9,802)	$(9,802)	$--	$--
Total Liabilities	$(9,802)	$(9,802)	$--	$--
Total Derivative Instruments:	$(7,571)	$(7,571)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

December 31, 2018

AFF5-QTLY-0219
1.811311.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.3% to 2.34% 1/24/19 to 2/28/19 (a)
(Cost $39,919)	40,000	39,919
	Shares	Value

Domestic Equity Funds - 15.6%
Fidelity Advisor Series Equity Growth Fund (b)	220,469	$2,627,992
Fidelity Advisor Series Growth Opportunities Fund (b)	156,750	1,862,195
Fidelity Advisor Series Small Cap Fund (b)	129,473	1,158,784
Fidelity Series All-Sector Equity Fund (b)	127,955	1,094,013
Fidelity Series Commodity Strategy Fund (b)	667,577	3,004,095
Fidelity Series Large Cap Stock Fund (b)	355,373	4,591,415
Fidelity Series Large Cap Value Index Fund (b)	46,411	517,485
Fidelity Series Opportunistic Insights Fund (b)	159,728	2,424,667
Fidelity Series Small Cap Opportunities Fund (b)	129,395	1,493,223
Fidelity Series Stock Selector Large Cap Value Fund (b)	288,946	3,097,506
Fidelity Series Value Discovery Fund (b)	270,034	3,070,282
TOTAL DOMESTIC EQUITY FUNDS
(Cost $22,966,066)		24,941,657

International Equity Funds - 11.3%
Fidelity Series Canada Fund (b)	49,169	444,486
Fidelity Series Emerging Markets Fund (b)	78,548	715,575
Fidelity Series Emerging Markets Opportunities Fund (b)	387,277	6,359,086
Fidelity Series International Growth Fund (b)	363,080	4,865,277
Fidelity Series International Small Cap Fund (b)	76,079	1,071,958
Fidelity Series International Value Fund (b)	550,164	4,731,407
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,784,729)		18,187,789

Bond Funds - 54.1%
Fidelity Series Emerging Markets Debt Fund (b)	136,165	1,255,442
Fidelity Series Floating Rate High Income Fund (b)	30,663	276,579
Fidelity Series High Income Fund (b)	220,848	1,961,135
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,928,328	18,396,244
Fidelity Series International Credit Fund (b)	11,098	105,433
Fidelity Series Investment Grade Bond Fund (b)	5,135,849	55,878,037
Fidelity Series Long-Term Treasury Bond Index Fund (b)	949,353	8,097,977
Fidelity Series Real Estate Income Fund (b)	77,020	789,457
TOTAL BOND FUNDS
(Cost $87,709,876)		86,760,304

Short-Term Funds - 19.0%
Fidelity Cash Central Fund, 2.42% (c)	54,020	54,031
Fidelity Series Government Money Market Fund 2.43% (b)(d)	24,240,547	24,240,547
Fidelity Series Short-Term Credit Fund (b)	620,629	6,119,400
TOTAL SHORT-TERM FUNDS
(Cost $30,467,750)		30,413,978
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $156,968,340)		160,343,647
NET OTHER ASSETS (LIABILITIES) - 0.0%		32,183
NET ASSETS - 100%		$160,375,830

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	7	March 2019	$876,820	$2,873	$2,873
ICE E-mini MSCI EAFE Index Contracts (United States)	7	March 2019	600,600	(5,783)	(5,783)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	March 2019	48,340	(55)	(55)
TOTAL FUTURES CONTRACTS					$(2,965)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,919.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,597
Total	$2,597

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,047,155	$436,993	$1,630,265	$229,875	$375,840	$(601,731)	$2,627,992
Fidelity Advisor Series Equity Value Fund	4,664,011	288,144	1,141,903	127,066	217,350	(924,480)	--
Fidelity Advisor Series Growth & Income Fund	7,130,190	795,871	1,935,101	545,542	186,602	(1,576,253)	--
Fidelity Advisor Series Growth Opportunities Fund	2,658,831	498,690	1,324,468	362,521	406,728	(377,586)	1,862,195
Fidelity Advisor Series Opportunistic Insights Fund	3,789,230	371,465	1,101,674	241,244	419,267	(1,614,753)	--
Fidelity Advisor Series Small Cap Fund	2,027,176	229,994	760,186	128,499	105,507	(443,707)	1,158,784
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,707,725	482,250	1,160,459	322,638	216,415	(929,438)	--
Fidelity Series 100 Index Fund	2,007,990	--	2,088,591	--	1,070,909	(990,308)	--
Fidelity Series All-Sector Equity Fund	2,777,333	439,798	1,866,730	313,095	360,066	(616,454)	1,094,013
Fidelity Series Canada Fund	653,217	74,584	230,298	11,919	(3,947)	(49,070)	444,486
Fidelity Series Commodity Strategy Fund	4,089,262	765,682	1,190,212	255,517	(472,161)	(188,476)	3,004,095
Fidelity Series Emerging Markets Debt Fund	1,503,577	125,666	247,305	64,740	(15,045)	(111,451)	1,255,442
Fidelity Series Emerging Markets Fund	--	870,684	103,032	3,198	(5,229)	(46,848)	715,575
Fidelity Series Emerging Markets Opportunities Fund	7,766,630	2,117,153	1,550,006	589,532	121	(1,974,812)	6,359,086
Fidelity Series Floating Rate High Income Fund	475,597	45,611	227,159	21,103	(13,721)	(3,749)	276,579
Fidelity Series Government Money Market Fund 2.43%	35,857,816	5,410,974	17,028,243	469,467	--	--	24,240,547
Fidelity Series High Income Fund	2,929,758	254,836	1,073,722	122,773	(43,815)	(105,922)	1,961,135
Fidelity Series Inflation-Protected Bond Index Fund	6,471,850	15,998,443	3,672,364	322,451	(95,815)	(305,870)	18,396,244
Fidelity Series International Credit Fund	105,791	4,274	--	4,274	--	(4,632)	105,433
Fidelity Series International Growth Fund	6,768,564	1,418,171	2,337,891	365,818	452,599	(1,436,166)	4,865,277
Fidelity Series International Small Cap Fund	1,676,957	270,972	530,564	115,621	128,340	(473,747)	1,071,958
Fidelity Series International Value Fund	6,654,429	1,106,892	1,920,292	199,341	88,884	(1,198,506)	4,731,407
Fidelity Series Investment Grade Bond Fund	67,757,886	5,175,329	16,172,408	1,555,586	(366,969)	(515,801)	55,878,037
Fidelity Series Large Cap Stock Fund	--	344,125	813,561	226,464	20,915	438,627	4,591,415
Fidelity Series Large Cap Value Index Fund	789,577	64,559	290,067	24,842	48,749	(95,333)	517,485
Fidelity Series Long-Term Treasury Bond Index Fund	4,133,151	6,173,638	2,211,630	141,858	(91,881)	94,699	8,097,977
Fidelity Series Opportunistic Insights Fund	--	304,143	433,599	229,920	(33,891)	724,479	2,424,667
Fidelity Series Real Estate Equity Fund	486,818	4,827	508,792	4,181	91,367	(74,220)	--
Fidelity Series Real Estate Income Fund	922,555	108,749	204,193	61,007	4,960	(42,614)	789,457
Fidelity Series Short-Term Credit Fund	8,765,987	568,590	3,213,680	149,303	(34,740)	33,243	6,119,400
Fidelity Series Small Cap Opportunities Fund	2,472,892	351,222	1,006,982	225,845	287,374	(611,283)	1,493,223
Fidelity Series Stock Selector Large Cap Value Fund	--	363,370	539,334	283,868	(27,281)	(15,742)	3,097,506
Fidelity Series Value Discovery Fund	--	294,100	522,898	218,459	7,816	188,142	3,070,282
Total	$194,091,955	$45,759,799	$69,037,609	$7,937,567	$3,285,314	$(13,849,762)	$160,249,697

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$39,919	$--	$39,919	$--
Domestic Equity Funds	24,941,657	24,941,657	--	--
International Equity Funds	18,187,789	18,187,789	--	--
Bond Funds	86,760,304	86,760,304	--	--
Short-Term Funds	30,413,978	30,413,978	--	--
Total Investments in Securities:	$160,343,647	$160,303,728	$39,919	$--
Derivative Instruments:
Assets
Futures Contracts	$2,873	$2,873	$--	$--
Total Assets	$2,873	$2,873	$--	$--
Liabilities
Futures Contracts	$(5,838)	$(5,838)	$--	$--
Total Liabilities	$(5,838)	$(5,838)	$--	$--
Total Derivative Instruments:	$(2,965)	$(2,965)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

December 31, 2018

AFF15-QTLY-0219
1.811321.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.3% to 2.39% 1/24/19 to 3/28/19 (a)
(Cost $268,772)	270,000	268,756
	Shares	Value

Domestic Equity Funds - 27.9%
Fidelity Advisor Series Equity Growth Fund (b)	2,467,781	$29,415,949
Fidelity Advisor Series Growth Opportunities Fund (b)	1,749,606	20,785,321
Fidelity Advisor Series Small Cap Fund (b)	1,459,862	13,065,765
Fidelity Series All-Sector Equity Fund (b)	1,536,925	13,140,712
Fidelity Series Commodity Strategy Fund (b)	3,980,460	17,912,070
Fidelity Series Large Cap Stock Fund (b)	3,958,452	51,143,196
Fidelity Series Large Cap Value Index Fund (b)	523,615	5,838,307
Fidelity Series Opportunistic Insights Fund (b)	1,814,963	27,551,143
Fidelity Series Small Cap Opportunities Fund (b)	1,453,810	16,776,971
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,217,314	34,489,610
Fidelity Series Value Discovery Fund (b)	3,004,709	34,163,539
TOTAL DOMESTIC EQUITY FUNDS
(Cost $244,066,235)		264,282,583

International Equity Funds - 17.3%
Fidelity Series Canada Fund (b)	508,502	4,596,857
Fidelity Series Emerging Markets Fund (b)	647,625	5,899,862
Fidelity Series Emerging Markets Opportunities Fund (b)	3,213,836	52,771,193
Fidelity Series International Growth Fund (b)	3,387,337	45,390,310
Fidelity Series International Small Cap Fund (b)	744,263	10,486,661
Fidelity Series International Value Fund (b)	5,163,284	44,404,246
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $143,443,175)		163,549,129

Bond Funds - 43.2%
Fidelity Series Emerging Markets Debt Fund (b)	776,863	7,162,674
Fidelity Series Floating Rate High Income Fund (b)	170,512	1,538,014
Fidelity Series High Income Fund (b)	1,333,682	11,843,099
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,333,472	69,961,320
Fidelity Series International Credit Fund (b)	63,483	603,090
Fidelity Series Investment Grade Bond Fund (b)	24,006,125	261,186,638
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,012,137	51,283,524
Fidelity Series Real Estate Income Fund (b)	459,633	4,711,239
TOTAL BOND FUNDS
(Cost $411,604,945)		408,289,598

Short-Term Funds - 11.5%
Fidelity Cash Central Fund, 2.42% (c)	241,954	242,002
Fidelity Series Government Money Market Fund 2.43% (b)(d)	86,945,569	86,945,569
Fidelity Series Short-Term Credit Fund (b)	2,241,630	22,102,475
TOTAL SHORT-TERM FUNDS
(Cost $109,529,411)		109,290,046
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $908,912,538)		945,680,112
NET OTHER ASSETS (LIABILITIES) - 0.1%		479,225
NET ASSETS - 100%		$946,159,337

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	83	March 2019	$10,396,580	$34,082	$34,082
ICE E-mini MSCI EAFE Index Contracts (United States)	32	March 2019	2,745,600	(26,723)	(26,723)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	10	March 2019	483,400	3,953	3,953
TOTAL FUTURES CONTRACTS					$11,312

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $268,756.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,670
Total	$12,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$37,891,446	$3,015,141	$8,500,071	$2,555,835	$1,888,037	$(4,878,604)	$29,415,949
Fidelity Advisor Series Equity Value Fund	43,651,783	1,656,199	5,722,680	1,314,556	1,056,853	(8,551,333)	--
Fidelity Advisor Series Growth & Income Fund	66,814,273	5,971,811	10,530,736	5,486,224	504,557	(14,109,562)	--
Fidelity Advisor Series Growth Opportunities Fund	24,894,051	4,323,586	7,986,420	4,021,150	2,645,364	(3,091,260)	20,785,321
Fidelity Advisor Series Opportunistic Insights Fund	35,344,528	2,747,572	6,063,396	2,496,531	2,234,625	(15,007,785)	--
Fidelity Advisor Series Small Cap Fund	18,976,799	1,662,402	3,804,149	1,438,080	588,741	(4,358,028)	13,065,765
Fidelity Advisor Series Stock Selector Large Cap Value Fund	44,062,046	3,642,227	5,808,563	3,333,550	1,101,002	(8,686,915)	--
Fidelity Series 100 Index Fund	18,832,089	--	19,671,736	--	9,254,652	(8,415,005)	--
Fidelity Series All-Sector Equity Fund	25,994,366	4,322,860	13,884,988	3,497,709	2,857,293	(6,148,819)	13,140,712
Fidelity Series Canada Fund	5,562,712	692,971	1,131,403	114,077	1,877	(529,300)	4,596,857
Fidelity Series Commodity Strategy Fund	23,427,565	3,454,739	5,191,980	1,437,858	(2,356,964)	(1,421,290)	17,912,070
Fidelity Series Emerging Markets Debt Fund	8,307,794	432,938	883,458	354,185	(36,920)	(657,680)	7,162,674
Fidelity Series Emerging Markets Fund	--	6,469,727	307,347	24,812	(9,380)	(253,138)	5,899,862
Fidelity Series Emerging Markets	62,250,067	14,141,382	7,894,604	4,600,330	138,658	(15,864,310)	52,771,193
Fidelity Series Floating Rate High Income	2,656,415	145,926	1,169,828	115,987	(68,293)	(26,206)	1,538,014
Fidelity Series Government Money Market Fund 2.43%	119,493,654	15,918,241	48,466,326	1,600,297	--	--	86,945,569
Fidelity Series High Income Fund	16,441,680	872,396	4,602,505	704,362	(222,743)	(645,729)	11,843,099
Fidelity Series Inflation-Protected Bond Index Fund	21,521,301	56,875,335	6,932,251	1,213,485	(169,120)	(1,333,945)	69,961,320
Fidelity Series International Credit Fund	605,136	24,450	--	24,450	--	(26,496)	603,090
Fidelity Series International Growth Fund	57,433,691	8,248,761	11,607,117	3,197,999	2,832,171	(11,517,196)	45,390,310
Fidelity Series International Small Cap Fund	14,297,809	1,914,784	2,620,622	1,054,021	758,802	(3,864,112)	10,486,661
Fidelity Series International Value Fund	56,727,990	5,467,235	8,016,826	1,751,242	721,703	(10,495,856)	44,404,246
Fidelity Series Investment Grade Bond Fund	312,691,131	12,928,252	60,503,015	6,992,310	(2,052,157)	(1,877,573)	261,186,638
Fidelity Series Large Cap Stock Fund	--	2,694,302	3,654,503	2,362,934	(175,782)	3,628,836	51,143,196
Fidelity Series Large Cap Value Index Fund	7,381,653	371,755	1,354,770	263,420	258,710	(819,041)	5,838,307
Fidelity Series Long-Term Treasury Bond Index Fund	24,264,680	33,115,510	6,157,819	892,198	(261,351)	322,504	51,283,524
Fidelity Series Opportunistic Insights Fund	--	3,077,215	1,788,719	2,442,352	(130,937)	7,138,040	27,551,143
Fidelity Series Real Estate Equity Fund	4,572,433	35,205	4,731,454	31,043	793,797	(669,981)	--
Fidelity Series Real Estate Income Fund	5,209,016	405,097	692,137	343,315	27,061	(237,798)	4,711,239
Fidelity Series Short-Term Credit Fund	29,016,136	839,167	7,748,738	498,041	(94,343)	90,253	22,102,475
Fidelity Series Small Cap Opportunities Fund	23,153,614	2,623,681	5,312,032	2,344,145	1,421,494	(5,109,786)	16,776,971
Fidelity Series Stock Selector Large Cap Value Fund	--	3,189,772	2,468,606	2,967,405	(103,878)	(437,475)	34,489,610
Fidelity Series Value Discovery Fund	--	2,495,254	2,348,213	2,282,543	25,468	1,900,208	34,163,539
	$1,111,475,858	$203,775,893	$277,557,012	$61,756,446	$23,428,997	$(115,954,382)	$945,169,354

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$268,756	$--	$268,756	$--
Domestic Equity Funds	264,282,583	264,282,583	--	--
International Equity Funds	163,549,129	163,549,129	--	--
Bond Funds	408,289,598	408,289,598	--	--
Short-Term Funds	109,290,046	109,290,046	--	--
Total Investments in Securities:	$945,680,112	$945,411,356	$268,756	$--
Derivative Instruments:
Assets
Futures Contracts	$38,035	$38,035	$--	$--
Total Assets	$38,035	$38,035	$--	$--
Liabilities
Futures Contracts	$(26,723)	$(26,723)	$--	$--
Total Liabilities	$(26,723)	$(26,723)	$--	$--
Total Derivative Instruments:	$11,312	$11,312	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

December 31, 2018

AFF25-QTLY-0219
1.811335.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.3% to 2.39% 1/24/19 to 3/28/19 (a)
(Cost $906,156)	910,000	906,128
	Shares	Value

Domestic Equity Funds - 38.0%
Fidelity Advisor Series Equity Growth Fund (b)	9,702,504	$115,653,853
Fidelity Advisor Series Growth Opportunities Fund (b)	6,823,286	81,060,636
Fidelity Advisor Series Small Cap Fund (b)	5,740,382	51,376,419
Fidelity Series All-Sector Equity Fund (b)	6,216,751	53,153,225
Fidelity Series Commodity Strategy Fund (b)	11,593,527	52,170,874
Fidelity Series Large Cap Stock Fund (b)	15,483,780	200,050,443
Fidelity Series Large Cap Value Index Fund (b)	2,011,696	22,430,410
Fidelity Series Opportunistic Insights Fund (b)	7,142,049	108,416,309
Fidelity Series Small Cap Opportunities Fund (b)	5,768,161	66,564,576
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,566,721	134,715,250
Fidelity Series Value Discovery Fund (b)	11,736,479	133,443,770
TOTAL DOMESTIC EQUITY FUNDS
(Cost $973,212,827)		1,019,035,765

International Equity Funds - 21.7%
Fidelity Series Canada Fund (b)	1,871,320	16,916,734
Fidelity Series Emerging Markets Fund (b)	2,205,104	20,088,494
Fidelity Series Emerging Markets Opportunities Fund (b)	10,919,275	179,294,489
Fidelity Series International Growth Fund (b)	12,380,404	165,897,418
Fidelity Series International Small Cap Fund (b)	2,748,544	38,726,991
Fidelity Series International Value Fund (b)	18,888,073	162,437,424
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $537,197,532)		583,361,550

Bond Funds - 34.1%
Fidelity Series Emerging Markets Debt Fund (b)	2,078,589	19,164,595
Fidelity Series Floating Rate High Income Fund (b)	424,213	3,826,405
Fidelity Series High Income Fund (b)	3,846,479	34,156,731
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,472,012	118,982,994
Fidelity Series International Credit Fund (b)	158,193	1,502,831
Fidelity Series Investment Grade Bond Fund (b)	51,277,510	557,899,304
Fidelity Series Long-Term Treasury Bond Index Fund (b)	19,335,439	164,931,292
Fidelity Series Real Estate Income Fund (b)	1,275,764	13,076,577
TOTAL BOND FUNDS
(Cost $939,379,404)		913,540,729

Short-Term Funds - 6.1%
Fidelity Cash Central Fund, 2.42% (c)	862,091	862,264
Fidelity Series Government Money Market Fund 2.43% (b)(d)	130,402,234	130,402,234
Fidelity Series Short-Term Credit Fund (b)	3,395,701	33,481,615
TOTAL SHORT-TERM FUNDS
(Cost $165,113,892)		164,746,113
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,615,809,811)		2,681,590,285
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,344,144
NET ASSETS - 100%		$2,682,934,429

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	273	March 2019	$34,195,980	$112,109	$112,109
ICE E-mini MSCI EAFE Index Contracts (United States)	62	March 2019	5,319,600	(98,180)	(98,180)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	49	March 2019	2,368,660	9,531	9,531
TOTAL FUTURES CONTRACTS					$23,460

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $906,128.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,865
Total	$37,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,910,093	$14,871,699	$18,056,248	$10,012,542	$1,379,208	$(14,450,899)	$115,653,853
Fidelity Advisor Series Equity Value Fund	152,092,384	7,220,187	8,850,175	4,975,873	15,369	(27,114,731)	--
Fidelity Advisor Series Growth & Income Fund	232,877,392	23,627,036	19,584,205	20,284,891	893,424	(40,937,622)	--
Fidelity Advisor Series Growth Opportunities Fund	86,630,974	17,808,304	19,934,246	15,630,033	5,263,391	(8,707,787)	81,060,636
Fidelity Advisor Series Opportunistic Insights Fund	122,841,576	11,177,854	11,719,625	9,443,105	1,028,545	(49,877,717)	--
Fidelity Advisor Series Small Cap Fund	66,053,566	7,918,612	7,660,991	5,632,562	316,125	(15,250,893)	51,376,419
Fidelity Advisor Series Stock Selector Large Cap Value Fund	153,544,687	14,783,409	9,378,405	12,604,505	(25,500)	(27,284,594)	--
Fidelity Series 100 Index Fund	65,608,385	--	69,164,115	--	30,450,312	(26,894,582)	--
Fidelity Series All-Sector Equity Fund	90,515,999	19,031,370	42,197,390	14,116,402	7,753,604	(21,950,358)	53,153,225
Fidelity Series Canada Fund	18,652,399	2,697,118	2,427,777	419,089	3,442	(2,008,448)	16,916,734
Fidelity Series Commodity Strategy Fund	64,190,392	9,553,376	10,825,046	4,041,063	(4,151,350)	(6,596,498)	52,170,874
Fidelity Series Emerging Markets Debt Fund	21,250,839	1,352,911	1,636,856	924,197	(41,902)	(1,760,397)	19,164,595
Fidelity Series Emerging Markets Fund	--	21,649,923	519,411	84,354	(15,991)	(1,026,027)	20,088,494
Fidelity Series Emerging Markets Opportunities Fund	200,253,721	48,295,753	16,415,863	15,607,024	(261,442)	(52,577,680)	179,294,489
Fidelity Series Floating Rate High Income Fund	6,978,916	462,402	3,386,117	303,140	(178,196)	(50,600)	3,826,405
Fidelity Series Government Money Market Fund 2.43%	191,905,833	33,275,437	94,779,036	2,443,034	--	--	130,402,234
Fidelity Series High Income Fund	42,751,545	2,870,772	8,977,409	1,970,140	(318,742)	(2,169,435)	34,156,731
Fidelity Series Inflation-Protected Bond Index Fund	24,067,874	105,054,887	7,582,096	2,045,840	(80,207)	(2,477,464)	118,982,994
Fidelity Series International Credit Fund	1,507,928	60,927	--	60,928	--	(66,024)	1,502,831
Fidelity Series International Growth Fund	190,574,782	30,458,223	23,734,467	11,668,532	3,458,274	(34,859,394)	165,897,418
Fidelity Series International Small Cap Fund	47,564,731	6,874,241	4,459,388	3,885,135	623,725	(11,876,318)	38,726,991
Fidelity Series International Value Fund	190,117,014	24,085,248	16,566,835	6,395,227	226,731	(35,424,734)	162,437,424
Fidelity Series Investment Grade Bond Fund	663,099,615	34,894,368	131,878,038	14,806,538	(6,640,928)	(1,575,713)	557,899,304
Fidelity Series Large Cap Stock Fund	--	11,705,522	8,276,548	9,191,045	(513,895)	259,339	200,050,443
Fidelity Series Large Cap Value Index Fund	25,669,107	1,696,214	2,683,452	1,010,546	254,671	(2,506,130)	22,430,410
Fidelity Series Long-Term Treasury Bond Index Fund	67,087,281	112,339,187	14,653,550	2,889,862	(510,726)	669,100	164,931,292
Fidelity Series Opportunistic Insights Fund	--	13,897,709	4,217,688	9,592,915	(418,612)	25,704,267	108,416,309
Fidelity Series Real Estate Equity Fund	15,933,541	90,689	16,421,405	77,109	1,659,698	(1,262,523)	--
Fidelity Series Real Estate Income Fund	13,677,837	1,267,001	1,282,292	931,107	(3,164)	(582,805)	13,076,577
Fidelity Series Short-Term Credit Fund	43,250,992	1,758,057	11,519,852	758,139	(132,364)	124,782	33,481,615
Fidelity Series Small Cap Opportunities Fund	80,597,666	12,135,619	11,242,221	8,961,104	1,320,883	(16,247,371)	66,564,576
Fidelity Series Stock Selector Large Cap Value Fund	--	13,259,836	5,479,556	11,570,569	(374,363)	(4,330,264)	134,715,250
Fidelity Series Value Discovery Fund	--	10,516,111	5,318,176	8,900,329	(329,047)	5,211,848	133,443,770
	$3,011,207,069	$616,690,002	$610,828,479	$211,236,879	$40,650,973	$(377,897,672)	$2,679,821,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$906,128	$--	$906,128	$--
Domestic Equity Funds	1,019,035,765	1,019,035,765	--	--
International Equity Funds	583,361,550	583,361,550	--	--
Bond Funds	913,540,729	913,540,729	--	--
Short-Term Funds	164,746,113	164,746,113	--	--
Total Investments in Securities:	$2,681,590,285	$2,680,684,157	$906,128	$--
Derivative Instruments:
Assets
Futures Contracts	$121,640	$121,640	$--	$--
Total Assets	$121,640	$121,640	$--	$--
Liabilities
Futures Contracts	$(98,180)	$(98,180)	$--	$--
Total Liabilities	$(98,180)	$(98,180)	$--	$--
Total Derivative Instruments:	$23,460	$23,460	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

December 31, 2018

AFF35-QTLY-0219
1.811337.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.34% to 2.38% 2/28/19 to 3/21/19 (a)
(Cost $497,891)	500,000	497,862
	Shares	Value

Domestic Equity Funds - 56.2%
Fidelity Advisor Series Equity Growth Fund (b)	11,741,421	$139,957,738
Fidelity Advisor Series Growth Opportunities Fund (b)	8,313,016	98,758,635
Fidelity Advisor Series Small Cap Fund (b)	7,016,682	62,799,306
Fidelity Series All-Sector Equity Fund (b)	7,423,233	63,468,641
Fidelity Series Commodity Strategy Fund (b)	9,439,535	42,477,907
Fidelity Series Large Cap Stock Fund (b)	18,647,800	240,929,570
Fidelity Series Large Cap Value Index Fund (b)	2,373,731	26,467,101
Fidelity Series Opportunistic Insights Fund (b)	8,647,247	131,265,205
Fidelity Series Small Cap Opportunities Fund (b)	6,986,926	80,629,125
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,909,072	159,825,248
Fidelity Series Value Discovery Fund (b)	13,855,448	157,536,441
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,184,582,999)		1,204,114,917

International Equity Funds - 30.0%
Fidelity Series Canada Fund (b)	2,114,273	19,113,029
Fidelity Series Emerging Markets Fund (b)	2,298,784	20,941,926
Fidelity Series Emerging Markets Opportunities Fund (b)	11,340,936	186,218,174
Fidelity Series International Growth Fund (b)	14,012,186	187,763,291
Fidelity Series International Small Cap Fund (b)	3,152,004	44,411,738
Fidelity Series International Value Fund (b)	21,387,380	183,931,469
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $609,834,864)		642,379,627

Bond Funds - 11.6%
Fidelity Series Emerging Markets Debt Fund (b)	1,577,917	14,548,398
Fidelity Series Floating Rate High Income Fund (b)	315,294	2,843,949
Fidelity Series High Income Fund (b)	3,330,100	29,571,288
Fidelity Series Inflation-Protected Bond Index Fund (b)	709,992	6,773,327
Fidelity Series International Credit Fund (b)	122,432	1,163,108
Fidelity Series Investment Grade Bond Fund (b)	4,245,536	46,191,429
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,102,256	137,352,244
Fidelity Series Real Estate Income Fund (b)	999,740	10,247,331
TOTAL BOND FUNDS
(Cost $254,364,766)		248,691,074

Short-Term Funds - 2.2%
Fidelity Cash Central Fund, 2.42% (c)	632,409	632,536
Fidelity Series Government Money Market Fund 2.43% (b)(d)	35,470,845	35,470,845
Fidelity Series Short-Term Credit Fund (b)	962,903	9,494,221
TOTAL SHORT-TERM FUNDS
(Cost $45,649,074)		45,597,602
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,094,929,594)		2,141,281,082
NET OTHER ASSETS (LIABILITIES) - 0.0%		742,241
NET ASSETS - 100%		$2,142,023,323

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	161	March 2019	$20,166,860	$66,170	$66,170
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	50	March 2019	4,290,000	740	740
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	117	March 2019	5,655,780	(4,048)	(4,048)
TOTAL FUTURES CONTRACTS					$62,862

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $374,357.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,519
Total	$41,519

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$150,443,525	$20,903,843	$14,979,195	$12,083,271	$729,878	$(17,140,313)	$139,957,738
Fidelity Advisor Series Equity Value Fund	173,506,004	10,161,918	8,970,094	5,777,955	19,833	(24,184,445)	--
Fidelity Advisor Series Growth & Income Fund	265,948,888	30,860,978	13,869,397	24,005,982	268,512	(40,994,581)	--
Fidelity Advisor Series Growth Opportunities Fund	98,717,003	23,320,782	18,029,494	18,992,449	3,194,320	(8,443,976)	98,758,635
Fidelity Advisor Series Opportunistic Insights Fund	139,796,668	14,890,529	7,734,189	11,306,712	438,538	(53,339,875)	--
Fidelity Advisor Series Small Cap Fund	75,222,187	12,023,536	6,191,844	6,863,984	(77,090)	(18,177,483)	62,799,306
Fidelity Advisor Series Stock Selector Large Cap Value Fund	175,247,506	18,975,972	8,963,165	14,681,290	(37,770)	(24,040,272)	--
Fidelity Series 100 Index Fund	74,585,869	--	79,175,002	--	32,848,617	(28,259,484)	--
Fidelity Series All-Sector Equity Fund	103,183,521	21,945,875	44,568,101	16,818,238	5,010,994	(22,103,648)	63,468,641
Fidelity Series Canada Fund	20,489,780	2,716,332	1,770,870	471,010	(9,597)	(2,312,616)	19,113,029
Fidelity Series Commodity Strategy Fund	49,722,217	9,780,931	8,072,178	3,387,398	(3,341,216)	(5,611,847)	42,477,907
Fidelity Series Emerging Markets Debt Fund	15,939,875	1,283,826	1,323,377	695,213	(27,372)	(1,324,554)	14,548,398
Fidelity Series Emerging Markets Fund	--	22,047,899	430,934	87,750	(16,169)	(658,870)	20,941,926
Fidelity Series Emerging Markets Opportunities Fund	214,011,029	53,268,510	25,300,998	16,175,558	633,536	(56,393,903)	186,218,174
Fidelity Series Floating Rate High Income Fund	5,296,327	447,925	2,722,824	232,309	(146,847)	(30,632)	2,843,949
Fidelity Series Government Money Market Fund 2.43%	39,244,766	34,462,765	38,236,686	620,715	--	--	35,470,845
Fidelity Series High Income Fund	33,209,545	2,891,283	4,384,000	1,615,180	(121,190)	(2,024,350)	29,571,288
Fidelity Series Inflation-Protected Bond Index Fund	18,823,072	1,706,163	13,737,543	137,524	(130,290)	111,925	6,773,327
Fidelity Series International Credit Fund	1,167,052	47,155	--	47,155	--	(51,099)	1,163,108
Fidelity Series International Growth Fund	205,931,630	37,784,297	19,579,243	13,176,789	(229,629)	(36,143,764)	187,763,291
Fidelity Series International Small Cap Fund	51,382,631	10,185,436	4,233,684	4,444,531	(131,623)	(12,791,022)	44,411,738
Fidelity Series International Value Fund	208,848,910	31,253,463	15,975,366	7,224,698	(561,632)	(39,633,906)	183,931,469
Fidelity Series Investment Grade Bond Fund	67,616,932	18,779,494	39,510,197	1,342,071	(1,018,052)	323,252	46,191,429
Fidelity Series Large Cap Stock Fund	--	15,771,904	8,882,780	11,033,142	(652,520)	(7,521,434)	240,929,570
Fidelity Series Large Cap Value Index Fund	28,939,369	2,654,535	2,434,196	1,189,998	(772)	(2,691,835)	26,467,101
Fidelity Series Long-Term Treasury Bond Index Fund	53,989,913	98,690,838	15,124,103	2,420,406	(720,714)	516,310	137,352,244
Fidelity Series Opportunistic Insights Fund	--	17,753,049	4,443,606	11,587,249	(465,824)	24,369,915	131,265,205
Fidelity Series Real Estate Equity Fund	18,057,338	--	18,571,957	--	1,255,944	(741,325)	--
Fidelity Series Real Estate Income Fund	10,443,233	1,184,959	921,340	722,961	(1,021)	(458,500)	10,247,331
Fidelity Series Short-Term Credit Fund	6,886,600	4,988,469	2,378,163	158,387	(17,111)	14,426	9,494,221
Fidelity Series Small Cap Opportunities Fund	91,742,421	15,261,364	7,707,010	10,816,177	52,739	(18,720,389)	80,629,125
Fidelity Series Stock Selector Large Cap Value Fund	--	18,063,753	5,693,480	13,698,211	(557,409)	(13,169,887)	159,825,248
Fidelity Series Value Discovery Fund	--	14,605,333	5,582,523	10,485,618	(263,371)	(1,756,214)	157,536,441
	$2,398,393,811	$568,713,116	$449,497,539	$222,299,931	$35,925,692	$(413,384,396)	$2,140,150,684

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$497,862	$--	$497,862	$--
Domestic Equity Funds	1,204,114,917	1,204,114,917	--	--
International Equity Funds	642,379,627	642,379,627	--	--
Bond Funds	248,691,074	248,691,074	--	--
Short-Term Funds	45,597,602	45,597,602	--	--
Total Investments in Securities:	$2,141,281,082	$2,140,783,220	$497,862	$--
Derivative Instruments:
Assets
Futures Contracts	$66,910	$66,910	$--	$--
Total Assets	$66,910	$66,910	$--	$--
Liabilities
Futures Contracts	$(4,048)	$(4,048)	$--	$--
Total Liabilities	$(4,048)	$(4,048)	$--	$--
Total Derivative Instruments:	$62,862	$62,862	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

December 31, 2018

F05-QTLY-0219
1.811313.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.23% to 2.39% 1/10/19 to 3/28/19 (a)
(Cost $249,196)	250,000	249,197
	Shares	Value

Domestic Equity Funds - 15.7%
Fidelity Series All-Sector Equity Fund (b)	543,816	$4,649,628
Fidelity Series Blue Chip Growth Fund (b)	742,737	9,417,903
Fidelity Series Commodity Strategy Fund (b)	3,861,068	17,374,807
Fidelity Series Growth Company Fund (b)	1,236,855	17,476,758
Fidelity Series Intrinsic Opportunities Fund (b)	1,589,669	24,623,974
Fidelity Series Large Cap Stock Fund (b)	1,543,053	19,936,241
Fidelity Series Large Cap Value Index Fund (b)	523,804	5,840,416
Fidelity Series Opportunistic Insights Fund (b)	656,301	9,962,649
Fidelity Series Small Cap Discovery Fund (b)	281,679	2,698,489
Fidelity Series Small Cap Opportunities Fund (b)	679,148	7,837,373
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,468,185	15,738,938
Fidelity Series Value Discovery Fund (b)	987,634	11,229,402
TOTAL DOMESTIC EQUITY FUNDS
(Cost $131,640,675)		146,786,578

International Equity Funds - 11.4%
Fidelity Series Canada Fund (b)	292,450	2,643,746
Fidelity Series Emerging Markets Fund (b)	456,469	4,158,431
Fidelity Series Emerging Markets Opportunities Fund (b)	2,252,075	36,979,068
Fidelity Series International Growth Fund (b)	2,119,824	28,405,638
Fidelity Series International Small Cap Fund (b)	448,760	6,323,025
Fidelity Series International Value Fund (b)	3,220,462	27,695,974
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $99,444,511)		106,205,882

Bond Funds - 53.9%
Fidelity Series Emerging Markets Debt Fund (b)	740,555	6,827,919
Fidelity Series Floating Rate High Income Fund (b)	181,707	1,639,001
Fidelity Series High Income Fund (b)	1,289,826	11,453,654
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,207,026	106,915,030
Fidelity Series International Credit Fund (b)	53,062	504,088
Fidelity Series Investment Grade Bond Fund (b)	29,817,577	324,415,235
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,499,179	46,908,000
Fidelity Series Real Estate Income Fund (b)	442,124	4,531,771
TOTAL BOND FUNDS
(Cost $522,604,232)		503,194,698

Short-Term Funds - 19.0%
Fidelity Cash Central Fund, 2.42% (c)	508,768	508,869
Fidelity Series Government Money Market Fund 2.43% (b)(d)	141,230,431	141,230,431
Fidelity Series Short-Term Credit Fund (b)	3,601,354	35,509,353
TOTAL SHORT-TERM FUNDS
(Cost $177,653,570)		177,248,653
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $931,592,184)		933,685,008
NET OTHER ASSETS (LIABILITIES) - 0.0%		(161,071)
NET ASSETS - 100%		$933,523,937

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	27	March 2019	$3,382,020	$11,087	$11,087
ICE E-mini MSCI EAFE Index Contracts (United States)	37	March 2019	3,174,600	(34,476)	(34,476)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	March 2019	241,700	67	67
TOTAL FUTURES CONTRACTS					$(23,322)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,197.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,919
Total	$13,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$6,515,325	$--	$6,766,231	$--	$3,060,458	$(2,809,552)	$--
Fidelity Series All-Sector Equity Fund	12,530,153	1,644,652	8,681,651	1,214,223	649,111	(1,492,637)	4,649,628
Fidelity Series Blue Chip Growth Fund	12,953,358	1,913,150	4,685,990	1,366,857	1,430,488	(2,193,103)	9,417,903
Fidelity Series Canada Fund	3,443,587	380,486	890,109	64,679	5,718	(295,936)	2,643,746
Fidelity Series Commodity Strategy Fund	21,665,200	4,038,635	4,809,831	1,306,153	(3,393,246)	(125,951)	17,374,807
Fidelity Series Emerging Markets Debt Fund	7,599,846	601,767	730,896	328,931	(20,282)	(622,516)	6,827,919
Fidelity Series Emerging Markets Fund	--	4,589,308	164,267	17,187	(4,053)	(262,557)	4,158,431
Fidelity Series Emerging Markets Fund	40,950,004	10,747,757	4,482,743	3,168,179	323,000	(10,558,950)	36,979,068
Fidelity Series Floating Rate High Income Fund	2,476,054	213,319	951,822	113,195	(51,620)	(46,930)	1,639,001
Fidelity Series Government Money Market Fund 2.43%	188,891,827	28,388,582	76,049,978	2,497,744	--	--	141,230,431
Fidelity Series Growth Company Fund	27,067,672	3,140,370	9,795,194	2,045,391	3,922,570	(6,858,660)	17,476,758
Fidelity Series High Income Fund	15,273,504	1,253,121	4,243,198	666,017	(180,915)	(648,858)	11,453,654
Fidelity Series Inflation-Protected Bond Fund	34,330,025	82,678,047	7,860,522	1,845,746	(196,194)	(2,036,326)	106,915,030
Fidelity Series International Credit Fund	511,877	20,510	6,093	20,512	(80)	(22,126)	504,088
Fidelity Series International Growth Fund	35,653,275	6,892,049	8,889,370	1,964,426	1,801,083	(7,051,399)	28,405,638
Fidelity Series International Small Cap Fund	8,838,106	1,390,116	2,058,876	623,273	378,205	(2,224,526)	6,323,025
Fidelity Series International Value Fund	35,085,401	5,413,858	6,851,506	1,071,940	(31,468)	(5,920,311)	27,695,974
Fidelity Series Intrinsic Opportunities Fund	32,312,650	3,434,534	7,442,080	2,105,560	733,664	(4,414,794)	24,623,974
Fidelity Series Investment Grade Bond Fund	357,195,577	26,610,090	54,885,154	8,322,514	(2,248,012)	(2,257,266)	324,415,235
Fidelity Series Large Cap Stock Fund	28,318,570	3,743,518	8,924,874	2,545,146	997,855	(4,198,828)	19,936,241
Fidelity Series Large Cap Value Index Fund	8,118,267	594,913	2,356,476	259,023	192,288	(708,576)	5,840,416
Fidelity Series Long-Term Treasury Bond	21,896,394	31,884,366	6,862,403	742,956	(199,368)	189,011	46,908,000
Fidelity Series Opportunistic Insights Fund	14,197,365	1,461,904	4,592,257	866,984	1,695,582	(2,799,945)	9,962,649
Fidelity Series Real Estate Equity Fund	2,522,653	22,552	2,634,464	19,427	352,087	(262,828)	--
Fidelity Series Real Estate Income Fund	4,756,952	534,066	558,892	320,188	(4,450)	(195,905)	4,531,771
Fidelity Series Short-Term Credit Fund	46,349,875	2,722,453	13,558,443	798,074	(170,667)	166,135	35,509,353
Fidelity Series Small Cap Discovery Fund	3,862,917	583,141	1,017,618	423,670	107,731	(837,682)	2,698,489
Fidelity Series Small Cap Opportunities Fund	11,795,128	1,552,269	3,934,345	1,064,395	649,821	(2,225,500)	7,837,373
Fidelity Series Stock Selector Large Cap Fund	22,112,603	2,249,518	6,631,159	1,330,382	906,335	(2,898,359)	15,738,938
Fidelity Series Value Discovery Fund	15,714,129	1,388,991	4,558,525	737,132	493,473	(1,808,666)	11,229,402
	$1,022,938,294	$230,088,042	$265,874,967	$37,849,904	$11,199,114	$(65,423,541)	$932,926,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$249,197	$--	$249,197	$--
Domestic Equity Funds	146,786,578	146,786,578	--	--
International Equity Funds	106,205,882	106,205,882	--	--
Bond Funds	503,194,698	503,194,698	--	--
Short-Term Funds	177,248,653	177,248,653	--	--
Total Investments in Securities:	$933,685,008	$933,435,811	$249,197	$--
Derivative Instruments:
Assets
Futures Contracts	$11,154	$11,154	$--	$--
Total Assets	$11,154	$11,154	$--	$--
Liabilities
Futures Contracts	$(34,476)	$(34,476)	$--	$--
Total Liabilities	$(34,476)	$(34,476)	$--	$--
Total Derivative Instruments:	$(23,322)	$(23,322)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

December 31, 2018

F15-QTLY-0219
1.811323.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.18% to 2.39% 1/3/19 to 3/28/19 (a)
(Cost $2,354,668)	2,360,000	2,354,713
	Shares	Value

Domestic Equity Funds - 28.1%
Fidelity Series All-Sector Equity Fund (b)	9,987,201	$85,390,565
Fidelity Series Blue Chip Growth Fund (b)	12,845,214	162,877,311
Fidelity Series Commodity Strategy Fund (b)	36,465,093	164,092,918
Fidelity Series Growth Company Fund (b)	21,501,588	303,817,445
Fidelity Series Intrinsic Opportunities Fund (b)	27,455,019	425,278,242
Fidelity Series Large Cap Stock Fund (b)	26,627,524	344,027,605
Fidelity Series Large Cap Value Index Fund (b)	9,120,206	101,690,297
Fidelity Series Opportunistic Insights Fund (b)	11,346,578	172,241,056
Fidelity Series Small Cap Discovery Fund (b)	4,849,767	46,460,767
Fidelity Series Small Cap Opportunities Fund (b)	11,745,689	135,545,248
Fidelity Series Stock Selector Large Cap Value Fund (b)	25,374,659	272,016,347
Fidelity Series Value Discovery Fund (b)	17,097,897	194,403,088
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,069,433,982)		2,407,840,889

International Equity Funds - 17.2%
Fidelity Series Canada Fund (b)	4,522,429	40,882,757
Fidelity Series Emerging Markets Fund (b)	5,667,432	51,630,309
Fidelity Series Emerging Markets Opportunities Fund (b)	28,914,984	474,784,041
Fidelity Series International Growth Fund (b)	30,628,345	410,419,825
Fidelity Series International Small Cap Fund (b)	6,682,291	94,153,481
Fidelity Series International Value Fund (b)	46,611,478	400,858,713
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,344,607,691)		1,472,729,126

Bond Funds - 43.1%
Fidelity Series Emerging Markets Debt Fund (b)	6,702,582	61,797,805
Fidelity Series Floating Rate High Income Fund (b)	1,388,552	12,524,743
Fidelity Series High Income Fund (b)	12,077,205	107,245,581
Fidelity Series Inflation-Protected Bond Index Fund (b)	66,976,112	638,952,113
Fidelity Series International Credit Fund (b)	542,942	5,157,945
Fidelity Series Investment Grade Bond Fund (b)	216,844,886	2,359,272,358
Fidelity Series Long-Term Treasury Bond Index Fund (b)	54,366,514	463,746,365
Fidelity Series Real Estate Income Fund (b)	3,967,564	40,667,530
TOTAL BOND FUNDS
(Cost $3,795,668,730)		3,689,364,440

Short-Term Funds - 11.6%
Fidelity Cash Central Fund, 2.42% (c)	4,724,103	4,725,047
Fidelity Series Government Money Market Fund 2.43% (b)(d)	787,311,954	787,311,954
Fidelity Series Short-Term Credit Fund (b)	20,195,103	199,123,713
TOTAL SHORT-TERM FUNDS
(Cost $993,635,676)		991,160,714
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,205,700,747)		8,563,449,882
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,665,549
NET ASSETS - 100%		$8,566,115,431

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	653	March 2019	$81,794,780	$268,112	$268,112
ICE E-mini MSCI EAFE Index Contracts (United States)	325	March 2019	27,885,000	(300,281)	(300,281)
TOTAL FUTURES CONTRACTS					$(32,169)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,354,713.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,769
Total	$112,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$105,566,561	$--	$109,407,301	$--	$40,106,846	$(36,266,106)	$--
Fidelity Series All-Sector Equity Fund	202,550,169	25,528,147	124,325,182	22,717,205	17,887,067	(36,249,636)	85,390,565
Fidelity Series Blue Chip Growth Fund	209,424,941	24,544,930	54,312,281	24,305,940	15,523,566	(32,303,845)	162,877,311
Fidelity Series Canada Fund	50,695,921	5,013,417	10,179,720	1,016,692	70,570	(4,717,431)	40,882,757
Fidelity Series Commodity Strategy Fund	214,500,126	27,967,602	44,131,867	12,912,484	(20,539,859)	(13,703,084)	164,092,918
Fidelity Series Emerging Markets Debt Fund	72,411,618	3,136,288	7,733,320	3,066,055	(361,778)	(5,655,003)	61,797,805
Fidelity Series Emerging Markets Fund	--	54,191,068	1,788,152	216,797	(50,239)	(722,368)	51,630,309
Fidelity Series Emerging Markets Fund	567,323,168	114,670,759	67,329,769	41,315,086	4,935,484	(144,815,601)	474,784,041
Fidelity Series Floating Rate High Income Fund	23,739,962	1,039,876	11,464,494	1,012,269	(686,393)	(104,208)	12,524,743
Fidelity Series Government Money Market Fund 2.43%	1,087,835,535	148,859,128	449,382,709	14,478,217	--	--	787,311,954
Fidelity Series Growth Company Fund	432,334,504	38,216,339	109,810,561	35,795,250	48,426,850	(105,349,687)	303,817,445
Fidelity Series High Income Fund	148,415,499	6,670,465	39,969,294	6,517,736	(1,953,304)	(5,917,785)	107,245,581
Fidelity Series Inflation-Protected Bond Fund	199,093,014	510,723,041	56,999,064	11,072,370	(2,752,492)	(11,112,386)	638,952,113
Fidelity Series International Credit Fund	5,270,239	210,283	95,017	210,282	(1,322)	(226,238)	5,157,945
Fidelity Series International Growth Fund	522,861,176	67,219,190	101,944,670	28,857,538	26,112,104	(103,827,975)	410,419,825
Fidelity Series International Small Cap Fund	130,259,302	15,436,680	23,589,639	9,444,193	6,321,532	(34,274,394)	94,153,481
Fidelity Series International Value Fund	517,007,350	44,466,757	72,541,613	15,777,434	3,655,646	(91,729,427)	400,858,713
Fidelity Series Intrinsic Opportunities Fund	526,008,710	37,725,607	71,937,730	37,184,551	6,349,572	(72,867,917)	425,278,242
Fidelity Series Investment Grade Bond Fund	2,839,330,215	84,425,293	528,941,559	63,216,681	(25,117,756)	(10,423,835)	2,359,272,358
Fidelity Series Large Cap Stock Fund	468,089,078	43,658,923	110,309,918	43,159,641	8,447,671	(65,858,149)	344,027,605
Fidelity Series Large Cap Value Index Fund	131,206,403	4,720,977	24,516,915	4,585,582	2,577,710	(12,297,878)	101,690,297
Fidelity Series Long-Term Treasury Bond Fund	222,582,675	293,074,507	50,850,765	7,841,818	(2,020,350)	960,298	463,746,365
Fidelity Series Opportunistic Insights Fund	229,538,880	15,501,128	51,088,357	15,261,399	20,045,230	(41,755,825)	172,241,056
Fidelity Series Real Estate Equity Fund	40,229,865	286,682	41,604,622	251,884	6,843,030	(5,754,955)	--
Fidelity Series Real Estate Income Fund	45,268,860	3,040,115	5,840,636	2,960,865	256,041	(2,056,850)	40,667,530
Fidelity Series Short-Term Credit Fund	266,092,890	4,832,623	71,764,602	4,536,903	(1,019,463)	982,265	199,123,713
Fidelity Series Small Cap Discovery Fund	62,450,884	7,172,775	10,409,442	7,096,891	942,458	(13,695,908)	46,460,767
Fidelity Series Small Cap Opportunities Fund	190,744,879	19,143,276	44,529,705	18,931,880	7,560,793	(37,373,995)	135,545,248
Fidelity Series Stock Selector Large Cap Fund	357,360,316	23,759,674	72,572,378	23,388,759	14,414,154	(50,945,419)	272,016,347
Fidelity Series Value Discovery Fund	253,985,129	13,242,231	48,732,078	12,979,584	11,600,240	(35,692,434)	194,403,088
	$10,122,177,869	$1,638,477,781	$2,418,103,360	$470,111,986	$187,573,608	$(973,755,776)	$8,556,370,122

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,354,713	$--	$2,354,713	$--
Domestic Equity Funds	2,407,840,889	2,407,840,889	--	--
International Equity Funds	1,472,729,126	1,472,729,126	--	--
Bond Funds	3,689,364,440	3,689,364,440	--	--
Short-Term Funds	991,160,714	991,160,714	--	--
Total Investments in Securities:	$8,563,449,882	$8,561,095,169	$2,354,713	$--
Derivative Instruments:
Assets
Futures Contracts	$268,112	$268,112	$--	$--
Total Assets	$268,112	$268,112	$--	$--
Liabilities
Futures Contracts	$(300,281)	$(300,281)	$--	$--
Total Liabilities	$(300,281)	$(300,281)	$--	$--
Total Derivative Instruments:	$(32,169)	$(32,169)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

December 31, 2018

F25-QTLY-0219
1.811340.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.18% to 2.39% 1/3/19 to 3/28/19 (a)
(Cost $8,019,067)	8,040,000	8,019,103
	Shares	Value

Domestic Equity Funds - 38.1%
Fidelity Series All-Sector Equity Fund (b)	40,127,095	$343,086,661
Fidelity Series Blue Chip Growth Fund (b)	51,635,570	654,739,034
Fidelity Series Commodity Strategy Fund (b)	107,388,142	483,246,640
Fidelity Series Growth Company Fund (b)	89,013,469	1,257,760,317
Fidelity Series Intrinsic Opportunities Fund (b)	107,174,169	1,660,127,877
Fidelity Series Large Cap Stock Fund (b)	107,270,322	1,385,932,560
Fidelity Series Large Cap Value Index Fund (b)	36,444,592	406,357,198
Fidelity Series Opportunistic Insights Fund (b)	45,638,755	692,796,295
Fidelity Series Small Cap Discovery Fund (b)	19,239,234	184,311,866
Fidelity Series Small Cap Opportunities Fund (b)	47,221,575	544,936,972
Fidelity Series Stock Selector Large Cap Value Fund (b)	102,117,519	1,094,699,805
Fidelity Series Value Discovery Fund (b)	68,692,997	781,039,381
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,688,000,243)		9,489,034,606

International Equity Funds - 21.7%
Fidelity Series Canada Fund (b)	17,272,035	156,139,198
Fidelity Series Emerging Markets Fund (b)	20,446,462	186,267,273
Fidelity Series Emerging Markets Opportunities Fund (b)	100,906,908	1,656,891,434
Fidelity Series International Growth Fund (b)	114,697,053	1,536,940,514
Fidelity Series International Small Cap Fund (b)	25,424,021	358,224,453
Fidelity Series International Value Fund (b)	175,221,555	1,506,905,372
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,184,607,740)		5,401,368,244

Bond Funds - 34.0%
Fidelity Series Emerging Markets Debt Fund (b)	18,473,416	170,324,894
Fidelity Series Floating Rate High Income Fund (b)	3,653,957	32,958,691
Fidelity Series High Income Fund (b)	35,713,756	317,138,149
Fidelity Series Inflation-Protected Bond Index Fund (b)	115,505,139	1,101,919,030
Fidelity Series International Credit Fund (b)	1,584,760	15,055,217
Fidelity Series Investment Grade Bond Fund (b)	474,771,417	5,165,513,018
Fidelity Series Long-Term Treasury Bond Index Fund (b)	179,156,513	1,528,205,054
Fidelity Series Real Estate Income Fund (b)	11,705,666	119,983,075
TOTAL BOND FUNDS
(Cost $8,736,274,400)		8,451,097,128

Short-Term Funds - 6.2%
Fidelity Cash Central Fund, 2.42% (c)	11,522,600	11,524,905
Fidelity Series Government Money Market Fund 2.43% (b)(d)	1,213,163,358	1,213,163,358
Fidelity Series Short-Term Credit Fund (b)	31,456,032	310,156,471
TOTAL SHORT-TERM FUNDS
(Cost $1,538,810,058)		1,534,844,734
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $24,155,711,508)		24,884,363,815
NET OTHER ASSETS (LIABILITIES) - 0.0%		11,713,520
NET ASSETS - 100%		$24,896,077,335

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,288	March 2019	$286,594,880	$939,570	$939,570
ICE E-mini MSCI EAFE Index Contracts (United States)	613	March 2019	52,595,400	(990,128)	(990,128)

TOTAL PURCHASED					(50,558)

Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	327	March 2019	15,807,180	38,372	38,372
TOTAL FUTURES CONTRACTS					$(12,186)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,019,103.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$329,163
Total	$329,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$366,746,530	$384	$382,199,252	$--	$139,134,622	$(123,682,284)	$--
Fidelity Series All-Sector Equity Fund	705,221,492	112,783,657	394,138,880	90,908,488	35,726,882	(116,506,490)	343,086,661
Fidelity Series Blue Chip Growth Fund	728,890,637	115,969,283	113,714,561	94,798,195	20,563,082	(96,969,407)	654,739,034
Fidelity Series Canada Fund	169,257,716	17,993,608	11,979,212	3,860,048	(105,588)	(19,027,326)	156,139,198
Fidelity Series Commodity Strategy Fund	582,964,326	88,712,285	89,198,215	37,192,268	(37,978,263)	(61,253,493)	483,246,640
Fidelity Series Emerging Markets Debt Fund	184,835,032	12,653,244	11,336,930	8,149,430	(503,437)	(15,323,015)	170,324,894
Fidelity Series Emerging Markets Fund	--	190,884,395	3,675,997	779,593	(185,148)	(755,977)	186,267,273
Fidelity Series Emerging Markets Opportunities Fund	1,817,196,161	430,386,531	108,762,464	143,761,838	(5,728,900)	(476,199,894)	1,656,891,434
Fidelity Series Floating Rate High Income Fund	62,801,027	4,519,009	32,322,426	2,744,888	(1,793,386)	(245,533)	32,958,691
Fidelity Series Government Money Market Fund 2.43%	1,735,916,271	225,108,990	747,861,903	22,389,155	--	--	1,213,163,358
Fidelity Series Growth Company Fund	1,493,068,097	229,537,782	208,816,505	147,962,802	36,031,985	(292,061,042)	1,257,760,317
Fidelity Series High Income Fund	387,878,745	27,891,297	75,405,726	18,420,988	(2,968,194)	(20,257,973)	317,138,149
Fidelity Series Inflation-Protected Bond Fund	222,364,297	938,496,746	34,565,153	18,960,373	(772,522)	(23,604,338)	1,101,919,030
Fidelity Series International Credit Fund	15,496,785	615,891	392,105	615,181	(6,202)	(659,152)	15,055,217
Fidelity Series International Growth Fund	1,728,455,734	275,200,239	176,807,481	107,728,474	13,441,326	(303,349,304)	1,536,940,514
Fidelity Series International Small Cap Fund	431,342,797	59,794,932	28,899,041	35,810,431	796,303	(104,810,538)	358,224,453
Fidelity Series International Value Fund	1,725,207,204	210,251,869	103,084,280	59,122,156	(3,337,893)	(322,131,528)	1,506,905,372
Fidelity Series Intrinsic Opportunities Fund	1,796,627,752	193,853,938	63,485,808	144,219,050	1,147,612	(268,015,617)	1,660,127,877
Fidelity Series Investment Grade Bond Fund	5,978,177,564	333,339,805	1,070,616,472	136,458,972	(49,803,980)	(25,583,899)	5,165,513,018
Fidelity Series Large Cap Stock Fund	1,631,361,660	209,479,080	216,928,406	164,865,727	3,409,600	(241,389,374)	1,385,932,560
Fidelity Series Large Cap Value Index Fund	457,041,989	30,781,012	40,429,128	18,258,522	940,400	(41,977,075)	406,357,198
Fidelity Series Long-Term Treasury Bond Fund	610,405,640	1,003,310,784	85,260,885	26,057,461	(3,636,381)	3,385,896	1,528,205,054
Fidelity Series Opportunistic Insights Fund	798,825,062	83,356,330	93,009,518	61,142,379	5,137,318	(101,512,897)	692,796,295
Fidelity Series Real Estate Equity Fund	142,057,130	1,088,209	147,363,842	964,911	10,969,915	(6,751,412)	--
Fidelity Series Real Estate Income Fund	121,846,965	12,001,095	8,457,390	8,467,824	(195,169)	(5,212,426)	119,983,075
Fidelity Series Short-Term Credit Fund	397,592,784	17,711,987	105,080,946	7,008,535	(1,384,659)	1,317,305	310,156,471
Fidelity Series Small Cap Discovery Fund	217,412,216	32,821,987	15,964,258	26,699,619	(809,877)	(49,148,202)	184,311,866
Fidelity Series Small Cap Opportunities Fund	663,854,507	92,089,172	86,692,021	73,908,873	5,781,475	(130,096,161)	544,936,972
Fidelity Series Stock Selector Large Cap Fund	1,244,944,162	127,710,336	123,550,542	93,774,779	(1,589,856)	(152,814,295)	1,094,699,805
Fidelity Series Value Discovery Fund	884,624,024	76,193,039	78,912,663	51,954,222	(193,479)	(100,671,540)	781,039,381
	$27,302,414,306	$5,154,536,916	$4,658,912,010	$1,606,985,182	$162,087,586	$(3,095,306,991)	$24,864,819,807

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$8,019,103	$--	$8,019,103	$--
Domestic Equity Funds	9,489,034,606	9,489,034,606	--	--
International Equity Funds	5,401,368,244	5,401,368,244	--	--
Bond Funds	8,451,097,128	8,451,097,128	--	--
Short-Term Funds	1,534,844,734	1,534,844,734	--	--
Total Investments in Securities:	$24,884,363,815	$24,876,344,712	$8,019,103	$--
Derivative Instruments:
Assets
Futures Contracts	$977,942	$977,942	$--	$--
Total Assets	$977,942	$977,942	$--	$--
Liabilities
Futures Contracts	$(990,128)	$(990,128)	$--	$--
Total Liabilities	$(990,128)	$(990,128)	$--	$--
Total Derivative Instruments:	$(12,186)	$(12,186)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

December 31, 2018

F35-QTLY-0219
1.811348.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.38% 3/7/19 to 3/21/19 (a)
(Cost $5,296,509)	5,320,000	5,296,266
	Shares	Value

Domestic Equity Funds - 56.3%
Fidelity Series All-Sector Equity Fund (b)	49,592,095	$424,012,411
Fidelity Series Blue Chip Growth Fund (b)	62,207,782	788,794,670
Fidelity Series Commodity Strategy Fund (b)	85,777,540	385,998,932
Fidelity Series Growth Company Fund (b)	104,056,423	1,470,317,252
Fidelity Series Intrinsic Opportunities Fund (b)	127,585,853	1,976,304,863
Fidelity Series Large Cap Stock Fund (b)	129,592,559	1,674,335,867
Fidelity Series Large Cap Value Index Fund (b)	43,342,425	483,268,041
Fidelity Series Opportunistic Insights Fund (b)	55,035,395	835,437,293
Fidelity Series Small Cap Discovery Fund (b)	22,370,361	214,308,059
Fidelity Series Small Cap Opportunities Fund (b)	56,843,905	655,978,661
Fidelity Series Stock Selector Large Cap Value Fund (b)	121,795,826	1,305,651,256
Fidelity Series Value Discovery Fund (b)	81,341,554	924,853,470
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,491,948,768)		11,139,260,775

International Equity Funds - 30.0%
Fidelity Series Canada Fund (b)	19,482,952	176,125,890
Fidelity Series Emerging Markets Fund (b)	21,213,194	193,252,195
Fidelity Series Emerging Markets Opportunities Fund (b)	104,640,822	1,718,202,296
Fidelity Series International Growth Fund (b)	129,146,326	1,730,560,766
Fidelity Series International Small Cap Fund (b)	29,044,850	409,241,939
Fidelity Series International Value Fund (b)	197,235,631	1,696,226,427
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,864,577,686)		5,923,609,513

Bond Funds - 11.5%
Fidelity Series Emerging Markets Debt Fund (b)	14,348,052	132,289,038
Fidelity Series Floating Rate High Income Fund (b)	2,908,546	26,235,081
Fidelity Series High Income Fund (b)	30,646,925	272,144,698
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,541,976	62,410,452
Fidelity Series International Credit Fund (b)	1,033,333	9,816,663
Fidelity Series Investment Grade Bond Fund (b)	38,126,861	414,820,249
Fidelity Series Long-Term Treasury Bond Index Fund (b)	148,360,857	1,265,518,107
Fidelity Series Real Estate Income Fund (b)	9,157,172	93,861,010
TOTAL BOND FUNDS
(Cost $2,335,144,590)		2,277,095,298

Short-Term Funds - 2.2%
Fidelity Cash Central Fund, 2.42% (c)	7,599,503	7,601,023
Fidelity Series Government Money Market Fund 2.43% (b)(d)	331,573,163	331,573,163
Fidelity Series Short-Term Credit Fund (b)	8,870,465	87,462,787
TOTAL SHORT-TERM FUNDS
(Cost $427,291,496)		426,636,973
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,124,259,049)		19,771,898,825
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,620,278
NET ASSETS - 100%		$19,778,519,103

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,280	March 2019	$160,332,800	$526,086	$526,086
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	418	March 2019	35,864,400	6,188	6,188
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,084	March 2019	52,400,560	(8,290)	(8,290)

TOTAL SOLD					(2,102)

TOTAL FUTURES CONTRACTS					$523,984

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,057,612.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$305,145
Total	$305,145

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$418,817,851	$3,601	$440,838,264	$--	$160,376,149	$(138,359,337)	$--
Fidelity Series All-Sector Equity Fund	805,615,379	153,593,156	432,086,036	111,869,894	34,573,624	(137,683,712)	424,012,411
Fidelity Series Blue Chip Growth Fund	832,667,609	152,260,152	100,385,029	112,794,418	7,766,614	(103,514,676)	788,794,670
Fidelity Series Canada Fund	185,991,221	24,565,508	12,949,904	4,333,742	(256,836)	(21,224,099)	176,125,890
Fidelity Series Commodity Strategy Fund	453,122,550	85,557,061	72,157,091	30,187,481	(26,940,093)	(53,583,495)	385,998,932
Fidelity Series Emerging Markets Debt Fund	140,311,483	12,360,823	8,272,965	6,252,846	(366,463)	(11,743,840)	132,289,038
Fidelity Series Emerging Markets Fund	--	203,551,949	5,714,621	806,158	(222,335)	(4,362,798)	193,252,195
Fidelity Series Emerging Markets Opportunities Fund	1,945,942,220	410,430,181	129,147,830	148,592,524	6,249,376	(515,271,651)	1,718,202,296
Fidelity Series Floating Rate High Income Fund	47,711,855	4,551,301	24,345,016	2,138,655	(1,535,039)	(148,020)	26,235,081
Fidelity Series Government Money Market Fund 2.43%	352,943,664	285,217,665	306,588,166	5,670,038	--	--	331,573,163
Fidelity Series Growth Company Fund	1,693,158,763	252,363,923	166,936,963	172,574,048	8,621,576	(316,890,047)	1,470,317,252
Fidelity Series High Income Fund	298,102,772	27,834,921	33,955,563	14,790,870	(994,974)	(18,842,458)	272,144,698
Fidelity Series Inflation-Protected Bond Fund	174,598,700	11,114,819	123,119,974	1,270,802	(1,614,028)	1,430,935	62,410,452
Fidelity Series International Credit Fund	10,076,621	402,356	228,757	400,780	(3,579)	(429,978)	9,816,663
Fidelity Series International Growth Fund	1,868,762,602	329,568,996	134,818,349	120,868,409	(4,798,667)	(328,153,816)	1,730,560,766
Fidelity Series International Small Cap Fund	466,280,560	82,214,925	22,102,781	40,758,797	(764,247)	(116,386,518)	409,241,939
Fidelity Series International Value Fund	1,895,917,767	230,852,895	62,636,787	66,311,515	(3,870,836)	(364,036,612)	1,696,226,427
Fidelity Series Intrinsic Opportunities Fund	2,060,082,541	318,083,779	82,052,039	170,934,869	(1,478,478)	(318,330,940)	1,976,304,863
Fidelity Series Investment Grade Bond Fund	615,546,408	169,210,281	363,432,559	12,218,374	(10,003,692)	3,499,811	414,820,249
Fidelity Series Large Cap Stock Fund	1,821,590,263	280,259,266	135,872,116	193,170,688	(536,424)	(291,105,122)	1,674,335,867
Fidelity Series Large Cap Value Index Fund	522,138,865	46,494,335	35,901,655	21,632,842	(254,701)	(49,208,803)	483,268,041
Fidelity Series Long-Term Treasury Bond Fund	491,792,423	866,352,032	89,614,974	21,908,524	(5,344,953)	2,333,579	1,265,518,107
Fidelity Series Opportunistic Insights Fund	912,528,026	116,692,163	74,294,274	73,428,140	1,650,687	(121,139,309)	835,437,293
Fidelity Series Real Estate Equity Fund	164,451,251	839,371	170,955,908	599,773	6,052,433	(387,147)	--
Fidelity Series Real Estate Income Fund	92,891,573	11,334,358	6,135,737	6,551,842	(149,739)	(4,079,445)	93,861,010
Fidelity Series Short-Term Credit Fund	63,956,869	28,742,622	5,246,985	1,397,497	(35,742)	46,023	87,462,787
Fidelity Series Small Cap Discovery Fund	246,110,044	42,647,297	16,784,827	30,673,133	(837,403)	(56,827,052)	214,308,059
Fidelity Series Small Cap Opportunities Fund	755,904,140	123,296,545	71,640,788	87,878,355	1,095,258	(152,676,494)	655,978,661
Fidelity Series Stock Selector Large Cap Fund	1,415,005,805	194,992,455	117,493,901	111,416,288	(2,593,833)	(184,259,270)	1,305,651,256
Fidelity Series Value Discovery Fund	1,003,212,077	109,694,763	67,546,551	61,289,046	(1,183,448)	(119,323,371)	924,853,470
	$21,755,231,902	$4,575,083,499	$3,313,256,410	$1,632,720,348	$162,600,207	$(3,420,657,662)	$19,759,001,536

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$5,296,266	$--	$5,296,266	$--
Domestic Equity Funds	11,139,260,775	11,139,260,775	--	--
International Equity Funds	5,923,609,513	5,923,609,513	--	--
Bond Funds	2,277,095,298	2,277,095,298	--	--
Short-Term Funds	426,636,973	426,636,973	--	--
Total Investments in Securities:	$19,771,898,825	$19,766,602,559	$5,296,266	$--
Derivative Instruments:
Assets
Futures Contracts	$532,274	$532,274	$--	$--
Total Assets	$532,274	$532,274	$--	$--
Liabilities
Futures Contracts	$(8,290)	$(8,290)	$--	$--
Total Liabilities	$(8,290)	$(8,290)	$--	$--
Total Derivative Instruments:	$523,984	$523,984	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

December 31, 2018

AFF45-QTLY-0219
1.843408.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.34% 2/28/19 (a)
(Cost $418,427)	420,000	418,388
	Shares	Value

Domestic Equity Funds - 52.6%
Fidelity Advisor Series Equity Growth Fund (b)	7,128,247	$84,968,701
Fidelity Advisor Series Growth Opportunities Fund (b)	5,035,443	59,821,066
Fidelity Advisor Series Small Cap Fund (b)	4,241,230	37,959,009
Fidelity Series All-Sector Equity Fund (b)	4,723,127	40,382,738
Fidelity Series Commodity Strategy Fund (b)	5,440,211	24,480,951
Fidelity Series Large Cap Stock Fund (b)	11,248,797	145,334,463
Fidelity Series Large Cap Value Index Fund (b)	1,443,002	16,089,476
Fidelity Series Opportunistic Insights Fund (b)	5,249,139	79,681,924
Fidelity Series Small Cap Opportunities Fund (b)	4,230,076	48,815,075
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,062,904	97,154,326
Fidelity Series Value Discovery Fund (b)	8,426,496	95,809,259
TOTAL DOMESTIC EQUITY FUNDS
(Cost $738,445,981)		730,496,988

International Equity Funds - 27.8%
Fidelity Series Canada Fund (b)	1,276,123	11,536,155
Fidelity Series Emerging Markets Fund (b)	1,373,557	12,513,108
Fidelity Series Emerging Markets Opportunities Fund (b)	6,769,607	111,156,955
Fidelity Series International Growth Fund (b)	8,457,127	113,325,501
Fidelity Series International Small Cap Fund (b)	1,890,488	26,636,969
Fidelity Series International Value Fund (b)	12,927,046	111,172,598
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $377,635,018)		386,341,286

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	905,398	8,347,768
Fidelity Series Floating Rate High Income Fund (b)	181,268	1,635,034
Fidelity Series High Income Fund (b)	1,913,907	16,995,493
Fidelity Series Inflation-Protected Bond Index Fund (b)	409,138	3,903,180
Fidelity Series International Credit Fund (b)	67,179	638,197
Fidelity Series Investment Grade Bond Fund (b)	794,132	8,640,153
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,709,346	48,700,724
Fidelity Series Real Estate Income Fund (b)	573,495	5,878,321
TOTAL BOND FUNDS
(Cost $97,484,933)		94,738,870

Short-Term Funds - 1.1%
Fidelity Cash Central Fund, 2.42% (c)	143,647	143,676
Fidelity Series Government Money Market Fund 2.43% (b)(d)	11,974,135	11,974,135
Fidelity Series Short-Term Credit Fund (b)	348,903	3,440,179
TOTAL SHORT-TERM FUNDS
(Cost $15,587,685)		15,557,990
TOTAL INVESTMENT IN SECURITIES - 88.4%
(Cost $1,229,572,044)		1,227,553,522
NET OTHER ASSETS (LIABILITIES) - 11.6%		161,356,778
NET ASSETS - 100%		$1,388,910,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	100	March 2019	$12,526,000	$41,092	$41,092
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	31	March 2019	2,659,800	459	459
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	74	March 2019	3,577,160	(3,791)	(3,791)
TOTAL FUTURES CONTRACTS					$37,760

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $236,091.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,847
Total	$20,847

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$87,585,095	$14,961,392	$7,317,214	$7,309,485	$(31,338)	$(10,229,234)	$84,968,701
Fidelity Advisor Series Equity Value Fund	101,062,304	10,772,182	4,243,501	3,549,420	(13,968)	(11,254,877)	--
Fidelity Advisor Series Growth & Income Fund	154,913,386	23,199,677	6,588,966	14,317,406	71,885	(21,854,702)	--
Fidelity Advisor Series Growth Opportunities Fund	57,467,634	15,369,798	9,514,926	11,465,700	1,103,695	(4,605,135)	59,821,066
Fidelity Advisor Series Opportunistic Insights Fund	81,384,078	10,890,542	3,463,613	6,811,697	50,151	(27,571,504)	--
Fidelity Advisor Series Small Cap Fund	43,759,112	8,875,334	3,645,058	4,132,852	(144,116)	(10,886,263)	37,959,009
Fidelity Advisor Series Stock Selector Large Cap Value Fund	102,033,097	15,983,029	4,260,771	8,993,313	(37,896)	(11,088,764)	--
Fidelity Series 100 Index Fund	43,308,860	--	46,620,020	--	20,937,928	(17,626,768)	--
Fidelity Series All-Sector Equity Fund	60,085,583	14,023,182	22,118,547	10,707,969	1,311,520	(12,919,000)	40,382,738
Fidelity Series Canada Fund	11,904,189	2,044,258	983,089	285,375	(28,845)	(1,400,358)	11,536,155
Fidelity Series Commodity Strategy Fund	28,249,093	6,180,665	4,715,352	2,015,002	(1,727,463)	(3,505,992)	24,480,951
Fidelity Series Emerging Markets Debt Fund	8,907,300	886,726	676,440	397,295	(14,721)	(755,097)	8,347,768
Fidelity Series Emerging Markets Fund	--	13,390,851	380,250	52,490	(17,308)	(480,185)	12,513,108
Fidelity Series Emerging Markets Opportunities Fund	123,530,365	38,832,395	18,032,960	9,666,313	(576,669)	(32,596,176)	111,156,955
Fidelity Series Floating Rate High Income Fund	3,008,295	319,441	1,590,344	133,867	(124,909)	22,551	1,635,034
Fidelity Series Government Money Market Fund 2.43%	21,893,886	19,151,584	29,071,335	267,476	--	--	11,974,135
Fidelity Series High Income Fund	18,707,935	1,971,720	2,448,897	917,338	(47,906)	(1,187,359)	16,995,493
Fidelity Series Inflation-Protected Bond Index Fund	10,812,378	1,674,801	8,563,041	80,021	(96,792)	75,834	3,903,180
Fidelity Series International Credit Fund	640,362	25,873	--	25,874	--	(28,038)	638,197
Fidelity Series International Growth Fund	119,909,466	27,175,837	11,736,846	7,962,687	(491,578)	(21,531,378)	113,325,501
Fidelity Series International Small Cap Fund	29,918,661	6,990,716	2,499,240	2,669,212	(118,272)	(7,654,896)	26,636,969
Fidelity Series International Value Fund	121,339,335	23,787,968	9,678,948	4,371,955	(487,325)	(23,788,432)	111,172,598
Fidelity Series Investment Grade Bond Fund	6,440,580	3,566,166	1,297,940	162,638	(19,378)	(49,275)	8,640,153
Fidelity Series Large Cap Stock Fund	--	10,399,721	6,808,309	6,666,006	(568,507)	(7,429,722)	145,334,463
Fidelity Series Large Cap Value Index Fund	16,906,145	2,292,076	1,457,324	724,207	(16,902)	(1,634,519)	16,089,476
Fidelity Series Long-Term Treasury Bond Index Fund	30,339,836	34,039,404	15,671,113	996,167	(531,263)	523,860	48,700,724
Fidelity Series Opportunistic Insights Fund	--	12,060,046	3,363,897	7,042,057	(462,598)	10,158,719	79,681,924
Fidelity Series Real Estate Equity Fund	10,477,062	88,288	10,987,257	55,604	580,263	(158,356)	--
Fidelity Series Real Estate Income Fund	5,876,043	796,740	528,790	413,882	(12,446)	(253,226)	5,878,321
Fidelity Series Short-Term Credit Fund	3,944,220	686,989	1,189,428	75,913	(9,329)	7,727	3,440,179
Fidelity Series Small Cap Opportunities Fund	53,422,944	11,236,113	4,527,125	6,472,946	(205,132)	(11,111,725)	48,815,075
Fidelity Series Stock Selector Large Cap Value Fund	--	11,134,256	4,445,525	8,336,209	(523,172)	(11,639,928)	97,154,326
Fidelity Series Value Discovery Fund	--	8,785,562	4,377,785	6,384,232	(324,911)	(4,595,747)	95,809,259
	$1,357,827,244	$351,593,332	$252,803,851	$133,462,608	$17,422,698	$(247,047,965)	$1,226,991,458

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$418,388	$--	$418,388	$--
Domestic Equity Funds	730,496,988	730,496,988	--	--
International Equity Funds	386,341,286	386,341,286	--	--
Bond Funds	94,738,870	94,738,870	--	--
Short-Term Funds	15,557,990	15,557,990	--	--
Total Investments in Securities:	$1,227,553,522	$1,227,135,134	$418,388	$--
Derivative Instruments:
Assets
Futures Contracts	$41,551	$41,551	$--	$--
Total Assets	$41,551	$41,551	$--	$--
Liabilities
Futures Contracts	$(3,791)	$(3,791)	$--	$--
Total Liabilities	$(3,791)	$(3,791)	$--	$--
Total Derivative Instruments:	$37,760	$37,760	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

December 31, 2018

AFF50-QTLY-0219
1.843409.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.34% 2/28/19 (a)
(Cost $348,689)	350,000	348,657
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Advisor Series Equity Growth Fund (b)	5,760,612	$68,666,492
Fidelity Advisor Series Growth Opportunities Fund (b)	4,069,002	48,339,747
Fidelity Advisor Series Small Cap Fund (b)	3,427,078	30,672,345
Fidelity Series All-Sector Equity Fund (b)	3,817,457	32,639,259
Fidelity Series Commodity Strategy Fund (b)	4,396,128	19,782,577
Fidelity Series Large Cap Stock Fund (b)	9,088,854	117,427,989
Fidelity Series Large Cap Value Index Fund (b)	1,166,044	13,001,386
Fidelity Series Opportunistic Insights Fund (b)	4,242,230	64,397,053
Fidelity Series Small Cap Opportunities Fund (b)	3,418,037	39,444,144
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,323,334	78,506,141
Fidelity Series Value Discovery Fund (b)	6,809,537	77,424,433
TOTAL DOMESTIC EQUITY FUNDS
(Cost $600,047,690)		590,301,566

International Equity Funds - 31.4%
Fidelity Series Canada Fund (b)	1,031,480	9,324,583
Fidelity Series Emerging Markets Fund (b)	1,110,119	10,113,185
Fidelity Series Emerging Markets Opportunities Fund (b)	5,472,016	89,850,498
Fidelity Series International Growth Fund (b)	6,833,175	91,564,546
Fidelity Series International Small Cap Fund (b)	1,527,748	21,525,964
Fidelity Series International Value Fund (b)	10,444,467	89,822,420
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $306,867,445)		312,201,196

Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund (b)	729,040	6,721,746
Fidelity Series Floating Rate High Income Fund (b)	146,413	1,320,642
Fidelity Series High Income Fund (b)	1,545,219	13,721,541
Fidelity Series Inflation-Protected Bond Index Fund (b)	330,622	3,154,136
Fidelity Series International Credit Fund (b)	52,795	501,555
Fidelity Series Investment Grade Bond Fund (b)	633,185	6,889,054
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,614,381	39,360,674
Fidelity Series Real Estate Income Fund (b)	464,281	4,758,876
TOTAL BOND FUNDS
(Cost $78,862,898)		76,428,224

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (c)	186,756	186,793
Fidelity Series Government Money Market Fund 2.43% (b)(d)	9,753,946	9,753,946
Fidelity Series Short-Term Credit Fund (b)	281,985	2,780,368
TOTAL SHORT-TERM FUNDS
(Cost $12,744,074)		12,721,107
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $998,870,796)		992,000,750
NET OTHER ASSETS (LIABILITIES) - 0.1%		572,470
NET ASSETS - 100%		$992,573,220

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	80	March 2019	$10,020,800	$32,878	$32,878
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	25	March 2019	2,145,000	370	370
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	61	March 2019	2,948,740	(3,082)	(3,082)
TOTAL FUTURES CONTRACTS					$30,166

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $187,279.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,702
Total	$16,702

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$70,351,965	$13,719,093	$7,056,559	$5,905,787	$(69,956)	$(8,278,051)	$68,666,492
Fidelity Advisor Series Equity Value Fund	81,184,995	9,855,105	3,708,773	2,879,441	(35,683)	(8,589,666)	--
Fidelity Advisor Series Growth & Income Fund	124,458,830	20,534,452	5,760,025	11,601,729	44,166	(16,838,229)	--
Fidelity Advisor Series Growth Opportunities Fund	46,159,904	13,481,388	8,443,037	9,263,006	929,748	(3,788,256)	48,339,747
Fidelity Advisor Series Opportunistic Insights Fund	65,364,078	9,792,962	3,042,074	5,525,925	27,726	(21,284,157)	--
Fidelity Advisor Series Small Cap Fund	35,146,093	8,017,366	3,542,669	3,338,742	(168,418)	(8,780,027)	30,672,345
Fidelity Advisor Series Stock Selector Large Cap Value Fund	81,966,944	13,879,105	3,743,821	7,276,804	(37,495)	(8,311,521)	--
Fidelity Series 100 Index Fund	34,748,219	--	37,407,729	--	16,279,802	(13,620,292)	--
Fidelity Series All-Sector Equity Fund	48,267,467	12,307,587	18,495,939	8,689,116	881,675	(10,321,531)	32,639,259
Fidelity Series Canada Fund	9,565,126	1,887,250	964,225	231,543	(32,511)	(1,131,057)	9,324,583
Fidelity Series Commodity Strategy Fund	22,713,854	5,456,747	4,142,853	1,633,029	(1,344,096)	(2,901,075)	19,782,577
Fidelity Series Emerging Markets Debt Fund	7,129,561	850,517	638,394	320,413	(21,150)	(598,788)	6,721,746
Fidelity Series Emerging Markets Fund	--	10,911,888	394,681	42,587	(19,760)	(384,262)	10,113,185
Fidelity Series Emerging Markets Opportunities Fund	99,246,751	33,387,706	15,945,975	7,843,871	(782,113)	(26,055,871)	89,850,498
Fidelity Series Floating Rate High Income Fund	2,426,049	310,762	1,333,105	108,745	(108,958)	25,894	1,320,642
Fidelity Series Government Money Market Fund 2.43%	17,563,064	15,798,777	23,607,895	216,479	--	--	9,753,946
Fidelity Series High Income Fund	14,946,932	1,883,688	2,107,580	740,739	(29,574)	(971,925)	13,721,541
Fidelity Series Inflation-Protected Bond Index Fund	8,708,325	1,460,781	6,997,706	64,747	(81,816)	64,552	3,154,136
Fidelity Series International Credit Fund	503,256	20,332	--	20,334	--	(22,033)	501,555
Fidelity Series International Growth Fund	96,317,039	24,158,517	11,036,803	6,460,201	(524,380)	(17,349,827)	91,564,546
Fidelity Series International Small Cap Fund	24,031,703	6,182,254	2,382,748	2,166,132	(133,789)	(6,171,456)	21,525,964
Fidelity Series International Value Fund	97,470,380	21,532,298	9,479,303	3,547,022	(537,392)	(19,163,563)	89,822,420
Fidelity Series Investment Grade Bond Fund	5,182,457	2,889,666	1,127,156	131,397	(16,897)	(39,016)	6,889,054
Fidelity Series Large Cap Stock Fund	--	9,182,180	6,789,119	5,409,204	(621,958)	(6,782,308)	117,427,989
Fidelity Series Large Cap Value Index Fund	13,577,147	2,158,349	1,392,503	587,606	(22,175)	(1,319,432)	13,001,386
Fidelity Series Long-Term Treasury Bond Index Fund	24,382,002	28,222,141	13,239,127	806,963	(427,735)	423,393	39,360,674
Fidelity Series Opportunistic Insights Fund	--	10,338,566	3,543,382	5,714,837	(478,115)	7,221,449	64,397,053
Fidelity Series Real Estate Equity Fund	8,433,757	71,693	8,845,994	45,364	399,314	(58,770)	--
Fidelity Series Real Estate Income Fund	4,723,812	749,933	499,105	335,437	(15,391)	(200,373)	4,758,876
Fidelity Series Short-Term Credit Fund	3,186,925	612,007	1,017,236	61,822	(8,559)	7,231	2,780,368
Fidelity Series Small Cap Opportunities Fund	42,907,982	10,146,777	4,407,926	5,243,575	(235,182)	(8,967,507)	39,444,144
Fidelity Series Stock Selector Large Cap Value Fund	--	9,708,204	4,418,328	6,763,771	(549,493)	(9,987,454)	78,506,141
Fidelity Series Value Discovery Fund	--	7,606,826	4,365,795	5,180,344	(364,245)	(4,158,331)	77,424,433
	$1,090,664,617	$307,114,917	$219,877,565	$108,156,712	$11,895,590	$(198,332,259)	$991,465,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$348,657	$--	$348,657	$--
Domestic Equity Funds	590,301,566	590,301,566	--	--
International Equity Funds	312,201,196	312,201,196	--	--
Bond Funds	76,428,224	76,428,224	--	--
Short-Term Funds	12,721,107	12,721,107	--	--
Total Investments in Securities:	$992,000,750	$991,652,093	$348,657	$--
Derivative Instruments:
Assets
Futures Contracts	$33,248	$33,248	$--	$--
Total Assets	$33,248	$33,248	$--	$--
Liabilities
Futures Contracts	$(3,082)	$(3,082)	$--	$--
Total Liabilities	$(3,082)	$(3,082)	$--	$--
Total Derivative Instruments:	$30,166	$30,166	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

December 31, 2018

F45-QTLY-0219
1.843410.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.38% 3/7/19 to 3/21/19 (a)
(Cost $2,369,264)	2,380,000	2,369,148
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Series All-Sector Equity Fund (b)	34,962,310	$298,927,748
Fidelity Series Blue Chip Growth Fund (b)	41,064,421	520,696,857
Fidelity Series Commodity Strategy Fund (b)	54,175,533	243,789,900
Fidelity Series Growth Company Fund (b)	72,240,960	1,020,764,763
Fidelity Series Intrinsic Opportunities Fund (b)	81,778,364	1,266,746,864
Fidelity Series Large Cap Stock Fund (b)	83,876,192	1,083,680,403
Fidelity Series Large Cap Value Index Fund (b)	27,729,330	309,182,029
Fidelity Series Opportunistic Insights Fund (b)	36,004,291	546,545,138
Fidelity Series Small Cap Discovery Fund (b)	14,295,318	136,949,143
Fidelity Series Small Cap Opportunities Fund (b)	37,192,113	429,196,981
Fidelity Series Stock Selector Large Cap Value Fund (b)	78,976,376	846,626,749
Fidelity Series Value Discovery Fund (b)	52,662,007	598,767,022
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,033,354,388)		7,301,873,597

International Equity Funds - 31.5%
Fidelity Series Canada Fund (b)	12,738,382	115,154,974
Fidelity Series Emerging Markets Fund (b)	13,682,478	124,647,375
Fidelity Series Emerging Markets Opportunities Fund (b)	67,604,011	1,110,057,862
Fidelity Series International Growth Fund (b)	84,430,124	1,131,363,663
Fidelity Series International Small Cap Fund (b)	19,021,243	268,009,316
Fidelity Series International Value Fund (b)	128,862,386	1,108,216,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,883,386,138)		3,857,449,706

Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund (b)	8,832,173	81,432,631
Fidelity Series Floating Rate High Income Fund (b)	1,809,443	16,321,172
Fidelity Series High Income Fund (b)	19,177,513	170,296,316
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,074,851	38,874,080
Fidelity Series International Credit Fund (b)	597,668	5,677,842
Fidelity Series Investment Grade Bond Fund (b)	7,251,763	78,899,183
Fidelity Series Long-Term Treasury Bond Index Fund (b)	56,840,484	484,849,326
Fidelity Series Real Estate Income Fund (b)	5,693,670	58,360,115
TOTAL BOND FUNDS
(Cost $963,047,214)		934,710,665

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (c)	1,596,693	1,597,012
Fidelity Series Government Money Market Fund 2.43% (b)(d)	120,213,991	120,213,991
Fidelity Series Short-Term Credit Fund (b)	3,474,189	34,255,507
TOTAL SHORT-TERM FUNDS
(Cost $156,375,515)		156,066,510
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $12,038,532,519)		12,252,469,626
NET OTHER ASSETS (LIABILITIES) - 0.1%		9,906,367
NET ASSETS - 100%		$12,262,375,993

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	917	March 2019	$114,863,420	$376,811	$376,811
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	338	March 2019	29,000,400	5,003	5,003
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	763	March 2019	36,883,420	(12,876)	(12,876)

TOTAL SOLD					(7,873)

TOTAL FUTURES CONTRACTS					$368,938

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,235,841.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$144,818
Total	$144,818

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$263,182,195	$35,408	$281,858,315	$--	$118,503,464	$(99,862,752)	$--
Fidelity Series All-Sector Equity Fund	507,057,960	108,831,490	239,120,568	78,605,119	17,741,102	(95,582,236)	298,927,748
Fidelity Series Blue Chip Growth Fund	524,034,296	112,650,848	51,412,352	73,270,154	2,600,365	(67,176,300)	520,696,857
Fidelity Series Canada Fund	116,819,435	19,429,602	6,946,056	2,824,137	(79,181)	(14,068,826)	115,154,974
Fidelity Series Commodity Strategy Fund	278,070,063	58,387,538	41,160,450	19,718,549	(16,785,941)	(34,721,310)	243,789,900
Fidelity Series Emerging Markets Debt Fund	84,775,451	9,187,285	5,173,467	3,807,677	(245,763)	(7,110,875)	81,432,631
Fidelity Series Emerging Markets Fund	--	129,914,391	1,644,067	518,468	(85,734)	(3,537,215)	124,647,375
Fidelity Series Emerging Markets Opportunities Fund	1,214,195,749	304,564,059	81,469,448	95,718,070	275,283	(327,507,781)	1,110,057,862
Fidelity Series Floating Rate High Income Fund	29,413,979	3,391,247	15,493,082	1,316,806	(1,055,520)	64,548	16,321,172
Fidelity Series Government Money Market Fund 2.43%	212,944,275	210,131,516	302,861,800	2,651,625	--	--	120,213,991
Fidelity Series Growth Company Fund	1,066,317,020	250,586,177	77,691,353	119,560,204	(142,177)	(218,304,904)	1,020,764,763
Fidelity Series High Income Fund	182,802,662	20,626,767	20,779,736	9,070,351	(664,511)	(11,688,866)	170,296,316
Fidelity Series Inflation-Protected Bond Fund	107,538,333	13,775,194	82,155,178	799,624	(1,136,140)	851,871	38,874,080
Fidelity Series International Credit Fund	5,867,034	233,367	171,404	232,285	(2,745)	(248,410)	5,677,842
Fidelity Series International Growth Fund	1,176,177,691	257,880,581	85,192,198	78,773,999	(2,704,657)	(214,797,754)	1,131,363,663
Fidelity Series International Small Cap Fund	293,469,300	59,185,778	7,550,914	26,608,831	(653,257)	(76,441,591)	268,009,316
Fidelity Series International Value Fund	1,190,569,587	184,454,570	27,482,247	43,188,160	(2,139,167)	(237,186,227)	1,108,216,516
Fidelity Series Intrinsic Opportunities Fund	1,296,043,058	227,937,585	55,737,515	107,433,841	(316,164)	(201,180,100)	1,266,746,864
Fidelity Series Investment Grade Bond Fund	63,493,715	27,858,986	11,743,021	1,575,980	(240,882)	(469,615)	78,899,183
Fidelity Series Large Cap Stock Fund	1,146,756,357	206,697,671	81,493,536	123,091,805	(102,265)	(188,177,824)	1,083,680,403
Fidelity Series Large Cap Value Index Fund	326,476,656	37,003,314	22,573,392	13,798,309	(214,721)	(31,509,828)	309,182,029
Fidelity Series Long-Term Treasury Bond Fund	298,749,888	328,033,266	141,945,874	9,754,322	(4,847,477)	4,859,523	484,849,326
Fidelity Series Opportunistic Insights Fund	574,264,670	90,029,742	38,397,107	47,881,974	(140,255)	(79,211,912)	546,545,138
Fidelity Series Real Estate Equity Fund	104,846,888	1,163,810	110,503,750	1,022,178	2,026,500	2,466,552	--
Fidelity Series Real Estate Income Fund	56,559,805	8,247,146	3,821,999	4,034,392	(74,525)	(2,550,312)	58,360,115
Fidelity Series Short-Term Credit Fund	39,780,377	7,008,831	12,513,809	770,980	(137,210)	117,318	34,255,507
Fidelity Series Small Cap Discovery Fund	153,285,060	30,909,382	10,673,439	19,396,257	(500,346)	(36,071,514)	136,949,143
Fidelity Series Small Cap Opportunities Fund	473,946,400	91,509,530	36,862,053	56,745,381	(15,694)	(99,381,202)	429,196,981
Fidelity Series Stock Selector Large Cap Fund	892,343,372	143,173,094	68,025,126	72,023,222	(2,072,021)	(118,792,570)	846,626,749
Fidelity Series Value Discovery Fund	633,054,295	87,080,110	43,277,501	39,557,535	(1,089,436)	(77,000,446)	598,767,022
	$13,312,835,571	$3,029,918,285	$1,965,730,757	$1,053,750,235	$105,700,925	$(2,234,220,558)	$12,248,503,466

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,369,148	$--	$2,369,148	$--
Domestic Equity Funds	7,301,873,597	7,301,873,597	--	--
International Equity Funds	3,857,449,706	3,857,449,706	--	--
Bond Funds	934,710,665	934,710,665	--	--
Short-Term Funds	156,066,510	156,066,510	--	--
Total Investments in Securities:	$12,252,469,626	$12,250,100,478	$2,369,148	$--
Derivative Instruments:
Assets
Futures Contracts	$381,814	$381,814	$--	$--
Total Assets	$381,814	$381,814	$--	$--
Liabilities
Futures Contracts	$(12,876)	$(12,876)	$--	$--
Total Liabilities	$(12,876)	$(12,876)	$--	$--
Total Derivative Instruments:	$368,938	$368,938	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

December 31, 2018

F50-QTLY-0219
1.843411.112

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.38% 3/7/19 to 3/21/19 (a)
(Cost $2,040,765)	2,050,000	2,040,666
	Shares	Value

Domestic Equity Funds - 59.6%
Fidelity Series All-Sector Equity Fund (b)	29,852,018	$255,234,755
Fidelity Series Blue Chip Growth Fund (b)	35,090,166	444,943,305
Fidelity Series Commodity Strategy Fund (b)	46,234,086	208,053,387
Fidelity Series Growth Company Fund (b)	61,697,428	871,784,655
Fidelity Series Intrinsic Opportunities Fund (b)	69,801,388	1,081,223,499
Fidelity Series Large Cap Stock Fund (b)	71,544,158	924,350,526
Fidelity Series Large Cap Value Index Fund (b)	23,663,239	263,845,111
Fidelity Series Opportunistic Insights Fund (b)	30,762,103	466,968,721
Fidelity Series Small Cap Discovery Fund (b)	12,219,992	117,067,520
Fidelity Series Small Cap Opportunities Fund (b)	31,764,450	366,561,757
Fidelity Series Stock Selector Large Cap Value Fund (b)	67,417,041	722,710,680
Fidelity Series Value Discovery Fund (b)	44,954,708	511,135,026
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,039,019,196)		6,233,878,942

International Equity Funds - 31.4%
Fidelity Series Canada Fund (b)	10,872,463	98,287,066
Fidelity Series Emerging Markets Fund (b)	11,677,772	106,384,498
Fidelity Series Emerging Markets Opportunities Fund (b)	57,696,020	947,368,650
Fidelity Series International Growth Fund (b)	72,063,992	965,657,490
Fidelity Series International Small Cap Fund (b)	16,235,599	228,759,593
Fidelity Series International Value Fund (b)	109,990,655	945,919,636
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,325,105,515)		3,292,376,933

Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund (b)	7,521,717	69,350,228
Fidelity Series Floating Rate High Income Fund (b)	1,544,333	13,929,881
Fidelity Series High Income Fund (b)	16,360,741	145,283,384
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,477,838	33,178,572
Fidelity Series International Credit Fund (b)	505,298	4,800,327
Fidelity Series Investment Grade Bond Fund (b)	6,151,455	66,927,834
Fidelity Series Long-Term Treasury Bond Index Fund (b)	48,511,059	413,799,330
Fidelity Series Real Estate Income Fund (b)	4,863,792	49,853,865
TOTAL BOND FUNDS
(Cost $821,526,465)		797,123,421

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (c)	1,430,145	1,430,431
Fidelity Series Government Money Market Fund 2.43% (b)(d)	102,671,134	102,671,134
Fidelity Series Short-Term Credit Fund (b)	2,965,053	29,235,426
TOTAL SHORT-TERM FUNDS
(Cost $133,597,989)		133,336,991
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $10,321,289,930)		10,458,756,953
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,381,391
NET ASSETS - 100%		$10,467,138,344

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	780	March 2019	$97,702,800	$320,524	$320,524
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	292	March 2019	25,053,600	4,322	4,322
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	650	March 2019	31,421,000	(11,196)	(11,196)
TOTAL SOLD					(6,874)
TOTAL FUTURES CONTRACTS					$313,650

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,898,401.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$114,615
Total	$114,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$222,464,053	$56,827	$238,274,425	$--	$97,847,141	$(82,093,596)	$--
Fidelity Series All-Sector Equity Fund	429,071,816	96,214,479	203,559,877	67,101,218	14,196,310	(80,687,973)	255,234,755
Fidelity Series Blue Chip Growth Fund	443,402,520	100,427,696	43,644,671	62,417,550	1,200,666	(56,442,906)	444,943,305
Fidelity Series Canada Fund	98,832,496	17,558,032	6,015,769	2,408,373	(116,277)	(11,971,416)	98,287,066
Fidelity Series Commodity Strategy Fund	235,237,103	51,758,261	35,016,927	16,790,674	(13,044,717)	(30,880,333)	208,053,387
Fidelity Series Emerging Markets Debt Fund	71,582,940	8,427,167	4,416,783	3,230,718	(200,810)	(6,042,286)	69,350,228
Fidelity Series Emerging Markets Fund	--	110,833,190	1,402,980	442,394	(84,545)	(2,961,167)	106,384,498
Fidelity Series Emerging Markets Opportunities Fund	1,027,149,604	273,311,838	74,551,090	81,670,184	(1,681,206)	(276,860,496)	947,368,650
Fidelity Series Floating Rate High Income Fund	25,093,502	3,119,054	13,436,206	1,127,407	(1,097,155)	250,686	13,929,881
Fidelity Series Government Money Market Fund 2.43%	180,118,828	180,762,115	258,209,809	2,254,425	--	--	102,671,134
Fidelity Series Growth Company Fund	902,132,390	224,405,890	67,905,304	102,192,126	(1,959,032)	(184,889,289)	871,784,655
Fidelity Series High Income Fund	154,489,571	18,846,428	17,522,498	7,711,013	(514,722)	(10,015,395)	145,283,384
Fidelity Series Inflation-Protected Bond Fund	90,992,656	12,292,776	69,863,363	682,431	(954,115)	710,618	33,178,572
Fidelity Series International Credit Fund	4,937,865	197,927	123,352	196,109	(1,949)	(210,164)	4,800,327
Fidelity Series International Growth Fund	995,013,836	228,269,937	72,170,386	67,215,565	(2,726,849)	(182,729,048)	965,657,490
Fidelity Series International Small Cap Fund	248,264,939	53,918,058	7,723,901	22,705,010	(766,970)	(64,932,533)	228,759,593
Fidelity Series International Value Fund	1,007,232,591	169,282,117	26,562,210	36,852,447	(2,493,603)	(201,539,259)	945,919,636
Fidelity Series Intrinsic Opportunities Fund	1,095,273,542	199,522,028	41,405,597	91,637,606	(393,441)	(171,773,033)	1,081,223,499
Fidelity Series Investment Grade Bond Fund	53,699,737	23,890,429	10,059,950	1,339,416	(201,398)	(400,984)	66,927,834
Fidelity Series Large Cap Stock Fund	970,491,938	185,282,356	70,580,959	104,990,132	(1,302,317)	(159,540,492)	924,350,526
Fidelity Series Large Cap Value Index Fund	276,330,213	34,207,141	19,587,248	11,772,381	(278,599)	(26,826,396)	263,845,111
Fidelity Series Long-Term Treasury Bond Fund	252,756,420	280,868,454	119,924,841	8,300,053	(4,326,904)	4,426,201	413,799,330
Fidelity Series Opportunistic Insights Fund	485,903,915	82,743,424	33,751,845	40,899,990	(807,352)	(67,119,421)	466,968,721
Fidelity Series Real Estate Equity Fund	88,578,147	981,590	93,370,139	825,806	1,459,039	2,351,363	--
Fidelity Series Real Estate Income Fund	47,880,196	7,505,303	3,287,447	3,436,712	(46,749)	(2,197,438)	49,853,865
Fidelity Series Short-Term Credit Fund	33,678,083	6,267,246	10,693,266	656,325	(113,331)	96,694	29,235,426
Fidelity Series Small Cap Discovery Fund	129,743,700	27,732,456	9,219,493	16,517,329	(504,647)	(30,684,496)	117,067,520
Fidelity Series Small Cap Opportunities Fund	401,012,829	81,945,012	31,586,002	48,330,770	(503,545)	(84,306,537)	366,561,757
Fidelity Series Stock Selector Large Cap Fund	755,175,216	129,382,888	58,590,964	61,467,438	(2,199,435)	(101,057,025)	722,710,680
Fidelity Series Value Discovery Fund	535,725,735	79,426,043	37,304,475	33,760,445	(1,126,834)	(65,585,443)	511,135,026
	$11,262,266,381	$2,689,436,162	$1,679,761,777	$898,932,047	$77,256,654	$(1,893,911,564)	$10,455,285,856

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,040,666	$--	$2,040,666	$--
Domestic Equity Funds	6,233,878,942	6,233,878,942	--	--
International Equity Funds	3,292,376,933	3,292,376,933	--	--
Bond Funds	797,123,421	797,123,421	--	--
Short-Term Funds	133,336,991	133,336,991	--	--
Total Investments in Securities:	$10,458,756,953	$10,456,716,287	$2,040,666	$--
Derivative Instruments:
Assets
Futures Contracts	$324,846	$324,846	$--	$--
Total Assets	$324,846	$324,846	$--	$--
Liabilities
Futures Contracts	$(11,196)	$(11,196)	$--	$--
Total Liabilities	$(11,196)	$(11,196)	$--	$--
Total Derivative Instruments:	$313,650	$313,650	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index Income Fund

December 31, 2018

FRX-INC-QTLY-0219
1.906829.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $25,483,138)	598,869	42,286,113

International Equity Funds - 5.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $16,910,617)	1,619,913	17,948,639

Bond Funds - 48.6%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,128,415	9,625,380
Fidelity U.S. Bond Index Fund Class F (a)	12,832,626	144,752,025
TOTAL BOND FUNDS
(Cost $156,669,401)		154,377,405

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $33,531,075)	3,328,220	31,751,222

Short-Term Funds - 22.5%
Fidelity Cash Central Fund, 2.42% (b)	4	4
Fidelity Series Treasury Bill Index Fund (a)	7,146,396	71,392,495
TOTAL SHORT-TERM FUNDS
(Cost $71,463,657)		71,392,499
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $304,057,888)		317,755,878
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,101)
NET ASSETS - 100%		$317,732,777

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15
Total	$15

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$3,156,179	$314,220	$3,402,568	$--	$86,287	$(154,118)	$--
Fidelity Series Global ex U.S. Index Fund	20,722,646	6,124,910	5,776,131	477,981	43,242	(3,166,028)	17,948,639
Fidelity Series Government Money Market Fund 2.43%	87,010,072	10,442,274	97,452,346	665,246	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	17,437,302	17,501,704	2,594,591	550,084	(9,876)	(583,317)	31,751,222
Fidelity Series Long-Term Treasury Bond Index Fund	--	10,420,470	869,070	118,017	(3,977)	77,957	9,625,380
Fidelity Series Treasury Bill Index Fund	--	76,765,157	5,301,140	603,055	(363)	(71,159)	71,392,495
Fidelity Total Market Index Fund Class F	45,648,675	14,813,440	15,954,335	973,379	2,174,795	(4,396,462)	42,286,113
Fidelity U.S. Bond Index Fund Class F	116,416,217	45,565,540	16,675,130	2,820,696	(178,648)	(375,954)	144,752,025
Total	$290,391,091	$181,947,715	$148,025,311	$6,208,458	$2,111,460	$(8,669,081)	$317,755,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2005 Fund

December 31, 2018

FRX-X05-QTLY-0219
1.906833.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.2%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $13,820,727)	320,964	22,663,264

International Equity Funds - 8.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $9,309,529)	870,274	9,642,632

Bond Funds - 45.6%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	419,736	3,580,345
Fidelity U.S. Bond Index Fund Class F (a)	4,459,773	50,306,245
TOTAL BOND FUNDS
(Cost $54,752,473)		53,886,590

Inflation-Protected Bond Funds - 8.5%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $10,596,840)	1,060,152	10,113,852

Short-Term Funds - 18.5%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $21,955,207)	2,195,552	21,933,562
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $110,434,776)		118,239,900
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,566)
NET ASSETS - 100%		$118,231,334

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$1,212,894	$63,617	$1,252,923	$--	$31,879	$(55,467)	$--
Fidelity Series Global ex U.S. Index Fund	11,171,164	2,774,133	2,669,056	257,960	16,961	(1,650,570)	9,642,632
Fidelity Series Government Money Market	27,224,733	1,940,164	29,164,897	196,273	--	--	--
Fidelity Series Inflation-Protected Bond	5,796,442	5,481,625	978,238	174,840	(5,074)	(180,903)	10,113,852
Fidelity Series Long-Term Treasury Bond	--	3,905,075	355,088	43,174	(1,078)	31,436	3,580,345
Fidelity Series Treasury Bill Index Fund	--	23,517,481	1,562,042	180,734	(232)	(21,645)	21,933,562
Fidelity Total Market Index Fund Class F	25,037,660	7,030,333	8,165,604	521,446	1,098,081	(2,337,206)	22,663,264
Fidelity U.S. Bond Index Fund Class F	42,778,527	14,819,735	7,108,180	965,515	(48,130)	(135,707)	50,306,245
	$113,221,420	$59,532,163	$51,256,028	$2,339,942	$1,092,407	$(4,350,062)	$118,239,900

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

December 31, 2018

FRX-X10-QTLY-0219
1.906835.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $74,952,741)	1,940,169	136,995,347

International Equity Funds - 10.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $54,236,224)	5,261,225	58,294,372

Bond Funds - 42.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,898,080	16,190,623
Fidelity U.S. Bond Index Fund Class F (a)	18,455,054	208,173,006
TOTAL BOND FUNDS
(Cost $227,789,350)		224,363,629

Inflation-Protected Bond Funds - 7.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $39,803,735)	3,995,120	38,113,440

Short-Term Funds - 14.4%
Fidelity Cash Central Fund, 2.42% (b)	5	5
Fidelity Series Treasury Bill Index Fund (a)	7,718,602	77,108,839
TOTAL SHORT-TERM FUNDS
(Cost $77,185,792)		77,108,844
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $473,967,842)		534,875,632
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,685)
NET ASSETS - 100%		$534,838,947

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23
Total	$23

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$6,128,984	$160,916	$6,172,496	$--	$174,426	$(291,830)	$--
Fidelity Series Global ex U.S. Index Fund	69,890,623	11,970,693	13,161,046	1,589,549	299,334	(10,705,232)	58,294,372
Fidelity Series Government Money Market Fund 2.43%	104,377,971	5,402,970	109,780,941	756,877	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	24,063,708	19,214,580	4,445,447	667,777	(141,630)	(577,771)	38,113,440
Fidelity Series Long-Term Treasury Bond Index Fund	--	18,111,698	2,032,234	206,435	(10,043)	121,202	16,190,623
Fidelity Series Treasury Bill Index Fund	--	84,182,726	6,995,620	663,084	(1,318)	(76,949)	77,108,839
Fidelity Total Market Index Fund Class F	157,960,054	29,301,152	42,617,841	3,234,796	11,097,659	(18,745,677)	136,995,347
Fidelity U.S. Bond Index Fund Class F	196,531,759	46,037,681	33,320,252	4,313,640	(689,914)	(386,268)	208,173,006
	$558,953,099	$214,382,416	$218,525,877	$11,432,158	$10,728,514	$(30,662,525)	$534,875,627

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2020 Fund

December 31, 2018

FRX-X20-QTLY-0219
1.906839.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.4%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,020,616,509)	21,328,922	1,506,035,166

International Equity Funds - 15.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $635,401,666)	57,676,931	639,060,400

Bond Funds - 35.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,326,631	122,206,165
Fidelity U.S. Bond Index Fund Class F (a)	114,038,650	1,286,355,971
TOTAL BOND FUNDS
(Cost $1,436,713,592)		1,408,562,136

Inflation-Protected Bond Funds - 4.8%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $200,265,948)	20,218,501	192,884,496

Short-Term Funds - 6.9%
Fidelity Cash Central Fund, 2.42% (b)	1	1
Fidelity Series Treasury Bill Index Fund (a)	27,744,892	277,171,475
TOTAL SHORT-TERM FUNDS
(Cost $277,447,973)		277,171,476
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,570,445,688)		4,023,713,674
NET OTHER ASSETS (LIABILITIES) - 0.0%		(261,768)
NET ASSETS - 100%		$4,023,451,906

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160
Total	$160

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$47,482,685	$2,113,609	$48,633,352	$--	$1,293,723	$(2,256,665)	$--
Fidelity Series Global ex U.S. Index Fund	678,623,098	135,485,002	62,498,326	17,582,157	(1,044,024)	(111,505,350)	639,060,400
Fidelity Series Government Money Market 2.43%	366,497,885	25,183,238	391,681,123	2,706,667	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	106,069,446	106,829,957	16,276,224	3,403,181	(619,577)	(3,119,106)	192,884,496
Fidelity Series Long-Term Treasury Bond Index Fund	--	135,550,563	14,319,713	1,563,614	(137,429)	1,112,744	122,206,165
Fidelity Series Treasury Bill Index Fund	--	296,959,814	19,505,040	2,370,818	(6,802)	(276,497)	277,171,475
Fidelity Total Market Index Fund Class F	1,544,841,749	314,104,860	256,945,218	35,131,418	13,100,750	(109,066,975)	1,506,035,166
Fidelity U.S. Bond Index Fund Class F	1,199,342,406	262,252,608	168,908,860	26,750,094	(4,997,197)	(1,332,986)	1,286,355,971
	$3,942,857,269	$1,278,479,651	$978,767,856	$89,507,949	$7,589,444	$(226,444,835)	$4,023,713,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2025 Fund

December 31, 2018

FRX-X25-QTLY-0219
1.906841.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,323,985,410)	24,273,871	1,713,978,058

International Equity Funds - 17.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $749,211,934)	65,957,451	730,808,554

Bond Funds - 32.4%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,430,645	123,093,404
Fidelity U.S. Bond Index Fund Class F (a)	106,218,031	1,198,139,394
TOTAL BOND FUNDS
(Cost $1,345,365,565)		1,321,232,798

Inflation-Protected Bond Funds - 4.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $169,092,805)	17,220,623	164,284,740

Short-Term Funds - 3.7%
Fidelity Cash Central Fund, 2.42% (b)	24	24
Fidelity Series Treasury Bill Index Fund (a)	14,871,498	148,566,263
TOTAL SHORT-TERM FUNDS
(Cost $148,714,301)		148,566,287
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,736,370,015)		4,078,870,437
NET OTHER ASSETS (LIABILITIES) - 0.0%		(269,734)
NET ASSETS - 100%		$4,078,600,703

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97
Total	$97

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$46,124,245	$3,949,789	$49,023,505	$--	$1,040,826	$(2,091,355)	$--
Fidelity Series Global ex U.S. Index Fund	685,349,266	212,294,265	41,148,435	19,979,911	(1,473,538)	(124,213,004)	730,808,554
Fidelity Series Government Money Market Fund 2.43%	213,104,497	24,410,358	237,514,855	1,594,819	--	--	--
Fidelity Series Inflation-Protected Bond index Fund	67,903,098	112,968,978	13,313,906	2,891,224	(578,732)	(2,694,698)	164,284,740
Fidelity Series Long-Term Treasury Bond Index Fund	--	138,060,535	16,071,506	1,562,915	(112,734)	1,217,109	123,093,404
Fidelity Series Treasury Bill Index Fund	--	156,564,702	7,847,440	1,242,567	(2,985)	(148,014)	148,566,263
Fidelity Total Market Index Fund Class F	1,561,728,775	464,845,118	194,064,878	39,309,532	1,808,973	(120,339,930)	1,713,978,058
Fidelity U.S. Bond Index Fund Class F	1,043,505,486	304,357,396	144,792,033	24,381,647	(4,531,198)	(400,257)	1,198,139,394
	$3,617,715,367	$1,417,451,141	$703,776,558	$90,962,615	$(3,849,388)	$(248,670,149)	$4,078,870,413

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2030 Fund

December 31, 2018

FRX-X30-QTLY-0219
1.906844.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,906,529,063)	34,981,500	2,470,043,746

International Equity Funds - 21.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,088,518,555)	95,341,923	1,056,388,507

Bond Funds - 27.7%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,517,752	149,426,422
Fidelity U.S. Bond Index Fund Class F (a)	107,615,791	1,213,906,123
TOTAL BOND FUNDS
(Cost $1,384,622,842)		1,363,332,545

Inflation-Protected Bond Funds - 0.8%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $41,189,222)	4,264,766	40,685,869
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,420,859,682)		4,930,450,667
NET OTHER ASSETS (LIABILITIES) - 0.0%		(302,405)
NET ASSETS - 100%		$4,930,148,262

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$156
Total	$156

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$59,460,652	$3,907,202	$62,061,527	$--	$1,392,663	$(2,698,990)	$--
Fidelity Series Global ex U.S. Index Fund	1,016,892,451	285,661,726	62,263,535	29,213,228	(2,883,359)	(181,018,776)	1,056,388,507
Fidelity Series Inflation-Protected Bond Index Fund	47,485,726	29,693,554	36,149,700	639,085	(973,783)	630,072	40,685,869
Fidelity Series Long-Term Treasury Bond Index Fund	--	168,525,437	20,475,894	1,911,510	(200,543)	1,577,422	149,426,422
Fidelity Total Market Index Fund Class F	2,318,668,430	565,186,795	239,213,101	57,601,169	925,238	(175,523,616)	2,470,043,746
Fidelity U.S. Bond Index Fund Class F	1,057,327,370	319,458,053	158,134,882	24,727,389	(5,558,339)	813,921	1,213,906,123
	4,499,834,629	1,372,432,767	578,298,639	114,092,381	(7,298,123)	(356,219,967)	4,930,450,667

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2035 Fund

December 31, 2018

FRX-X35-QTLY-0219
1.906847.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,626,253,695)	27,999,119	1,977,017,769

International Equity Funds - 25.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $881,684,594)	76,219,670	844,513,944

Bond Funds - 14.8%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,689,488	99,711,332
Fidelity U.S. Bond Index Fund Class F (a)	34,417,853	388,233,379
TOTAL BOND FUNDS
(Cost $493,763,143)		487,944,711

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.42% (b)
(Cost $3)	3	3
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,001,701,435)		3,309,476,427
NET OTHER ASSETS (LIABILITIES) - 0.0%		(213,574)
NET ASSETS - 100%		$3,309,262,853

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49
Total	$49

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$39,049,622	$3,503,344	$41,680,814	$--	$851,714	$(1,723,866)	$--
Fidelity Series Global ex U.S. Index Fund	763,524,116	269,959,875	41,464,789	23,623,053	(4,745,869)	(142,759,389)	844,513,944
Fidelity Series Inflation-Protected Bond Index Fund	6,235,479	1,625,132	7,899,563	8,031	(44,589)	83,541	--
Fidelity Series Long-Term Treasury Bond Index Fund	--	115,236,372	16,444,454	1,289,963	(204,872)	1,124,286	99,711,332
Fidelity Total Market Index Fund Class F	1,745,523,415	495,603,641	116,039,679	46,125,362	(1,394,296)	(146,675,312)	1,977,017,769
Fidelity U.S. Bond Index Fund Class F	359,317,454	115,000,468	84,562,284	8,059,957	(1,965,121)	442,862	388,233,379
	2,913,650,086	1,000,928,832	308,091,583	79,106,366	(7,503,033)	(289,507,878)	3,309,476,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2040 Fund

December 31, 2018

FRX-X40-QTLY-0219
1.906849.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,754,493,639)	30,730,598	2,169,887,500

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $963,318,766)	83,638,364	926,713,072

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,153,609	103,670,285
Fidelity U.S. Bond Index Fund Class F (a)	21,357,842	240,916,457
TOTAL BOND FUNDS
(Cost $348,450,552)		344,586,742

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.42% (b)
(Cost $7)	7	7
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,066,262,964)		3,441,187,321
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210,729)
NET ASSETS - 100%		$3,440,976,592

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50
Total	$50

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$43,562,265	$2,375,023	$44,984,770	$--	$980,542	$(1,933,060)	$--
Fidelity Series Global ex U.S. Index Fund	866,105,013	270,476,544	46,346,227	26,079,334	(5,758,231)	(157,764,027)	926,713,072
Fidelity Series Long-Term Treasury Bond Index Fund	--	120,107,652	17,406,652	1,362,426	(83,132)	1,052,417	103,670,285
Fidelity Total Market Index Fund Class F	1,981,539,621	449,419,779	97,218,427	51,103,342	(1,617,504)	(162,235,969)	2,169,887,500
Fidelity U.S. Bond Index Fund Class F	320,248,391	52,272,421	129,643,405	6,026,853	(4,126,227)	2,165,277	240,916,457
	$3,211,455,290	$894,651,419	$335,599,481	$84,571,955	$(10,604,552)	$(318,715,362)	$3,441,187,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2045 Fund

December 31, 2018

FRX-X45-QTLY-0219
1.906851.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,166,748,826)	19,412,029	1,370,683,403

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $614,523,209)	52,833,079	585,390,513

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,677,203	65,486,538
Fidelity U.S. Bond Index Fund Class F (a)	13,491,355	152,182,488
TOTAL BOND FUNDS
(Cost $220,212,767)		217,669,026

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.42% (b)
(Cost $5)	5	5
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,001,484,807)		2,173,742,947
NET OTHER ASSETS (LIABILITIES) - 0.0%		(137,842)
NET ASSETS - 100%		$2,173,605,105

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11
Total	$11

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$26,255,219	$2,109,607	$27,762,394	$--	$538,574	$(1,141,006)	$--
Fidelity Series Global ex U.S. Index Fund	521,952,944	196,679,424	30,695,228	16,414,384	(4,187,336)	(98,359,291)	585,390,513
Fidelity Series Long-Term Treasury Bond Index Fund	--	76,086,356	11,239,090	856,679	(70,732)	710,004	65,486,538
Fidelity Total Market Index Fund Class F	1,194,165,689	349,760,393	68,321,790	31,992,381	(1,524,673)	(103,396,216)	1,370,683,403
Fidelity U.S. Bond Index Fund Class F	192,994,166	40,347,573	80,018,144	3,745,889	(2,454,055)	1,312,948	152,182,488
	$1,935,368,018	$664,983,353	$218,036,646	$53,009,333	$(7,698,222)	$(200,873,561)	$2,173,742,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2050 Fund

December 31, 2018

FRX-X50-QTLY-0219
1.906854.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,055,566,759)	17,630,383	1,244,881,331

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $556,774,694)	47,984,047	531,663,236

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,972,607	59,476,341
Fidelity U.S. Bond Index Fund Class F (a)	12,253,152	138,215,555
TOTAL BOND FUNDS
(Cost $200,372,564)		197,691,896

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.42% (b)
(Cost $5)	5	5
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,812,714,022)		1,974,236,468
NET OTHER ASSETS (LIABILITIES) - 0.0%		(122,513)
NET ASSETS - 100%		$1,974,113,955

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13
Total	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$24,471,106	$1,837,035	$25,765,641	$--	$519,266	$(1,061,766)	$--
Fidelity Series Global ex U.S. Index Fund	486,461,725	176,339,122	37,835,907	14,911,347	(3,807,733)	(89,493,971)	531,663,236
Fidelity Series Long-Term Treasury Bond Index Fund	--	69,532,103	10,616,993	781,963	(72,952)	634,183	59,476,341
Fidelity Total Market Index Fund Class F	1,112,966,999	304,478,865	77,826,941	29,154,638	(1,569,274)	(93,168,318)	1,244,881,331
Fidelity U.S. Bond Index Fund Class F	179,870,698	35,828,269	76,397,651	3,427,891	(2,171,957)	1,086,196	138,215,555
	$1,803,770,528	$588,015,394	$228,443,133	$48,275,839	$(7,102,650)	$(182,003,676)	$1,974,236,463

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

December 31, 2018

FRX-X15-QTLY-0219
1.906837.109

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $227,970,203)	5,493,086	387,866,807

International Equity Funds - 13.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $158,915,395)	14,902,611	165,120,925

Bond Funds - 38.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,291,261	36,604,455
Fidelity U.S. Bond Index Fund Class F (a)	37,669,693	424,914,140
TOTAL BOND FUNDS
(Cost $469,587,395)		461,518,595

Inflation-Protected Bond Funds - 5.9%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $74,363,265)	7,440,997	70,987,112

Short-Term Funds - 10.3%
Fidelity Cash Central Fund, 2.42% (b)	13	13
Fidelity Series Treasury Bill Index Fund (a)	12,430,741	124,183,103
TOTAL SHORT-TERM FUNDS
(Cost $124,307,104)		124,183,116
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,055,143,362)		1,209,676,555
NET OTHER ASSETS (LIABILITIES) - 0.0%		(87,027)
NET ASSETS - 100%		$1,209,589,528

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37
Total	$37

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$13,941,549	$815,494	$14,465,739	$--	$370,610	$(661,914)	$--
Fidelity Series Global ex U.S. Index Fund	181,915,405	37,471,633	25,028,351	4,520,754	(403,565)	(28,834,197)	165,120,925
Fidelity Series Government Money Market Fund 2.43%	159,390,236	13,574,275	172,964,511	1,192,251	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	41,930,197	37,379,613	6,965,716	1,252,893	(87,876)	(1,269,106)	70,987,112
Fidelity Series Long-Term Treasury Bond Index Fund	--	40,925,124	4,608,565	470,272	(16,226)	304,122	36,604,455
Fidelity Series Treasury Bill Index Fund	--	134,294,280	9,984,134	1,064,080	(3,055)	(123,988)	124,183,103
Fidelity Total Market Index Fund Class F	412,852,646	88,760,121	90,313,686	9,096,126	12,371,074	(35,803,348)	387,866,807
Fidelity U.S. Bond Index Fund Class F	387,717,936	99,660,953	60,415,034	8,777,199	(1,547,110)	(502,605)	424,914,140
	$1,197,747,969	$452,881,493	$384,745,736	$26,373,575	$10,683,852	$(66,891,036)	$1,209,676,542

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

December 31, 2018

FF55-QTLY-0219
1.927052.107

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.38% 3/7/19 to 3/21/19 (a)
(Cost $935,746)	940,000	935,701
	Shares	Value

Domestic Equity Funds - 59.6%
Fidelity Series All-Sector Equity Fund (b)	12,555,699	$107,351,230
Fidelity Series Blue Chip Growth Fund (b)	15,040,223	190,710,022
Fidelity Series Commodity Strategy Fund (b)	19,748,417	88,867,879
Fidelity Series Growth Company Fund (b)	26,412,393	373,207,111
Fidelity Series Intrinsic Opportunities Fund (b)	29,748,093	460,797,966
Fidelity Series Large Cap Stock Fund (b)	30,653,626	396,044,844
Fidelity Series Large Cap Value Index Fund (b)	10,156,232	113,241,984
Fidelity Series Opportunistic Insights Fund (b)	13,184,980	200,147,996
Fidelity Series Small Cap Discovery Fund (b)	5,230,406	50,107,293
Fidelity Series Small Cap Opportunities Fund (b)	13,591,137	156,841,717
Fidelity Series Stock Selector Large Cap Value Fund (b)	28,805,560	308,795,603
Fidelity Series Value Discovery Fund (b)	19,209,440	218,411,327
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,808,436,952)		2,664,524,972

International Equity Funds - 31.4%
Fidelity Series Canada Fund (b)	4,645,925	41,999,162
Fidelity Series Emerging Markets Fund (b)	4,986,400	45,426,108
Fidelity Series Emerging Markets Opportunities Fund (b)	24,635,621	404,516,890
Fidelity Series International Growth Fund (b)	30,791,771	412,609,736
Fidelity Series International Small Cap Fund (b)	6,938,598	97,764,845
Fidelity Series International Value Fund (b)	47,006,158	404,252,956
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,510,922,456)		1,406,569,697

Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund (b)	3,136,837	28,921,635
Fidelity Series Floating Rate High Income Fund (b)	660,540	5,958,071
Fidelity Series High Income Fund (b)	6,979,436	61,977,394
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,485,139	14,168,225
Fidelity Series International Credit Fund (b)	170,742	1,622,049
Fidelity Series Investment Grade Bond Fund (b)	2,544,919	27,688,720
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,707,412	176,634,224
Fidelity Series Real Estate Income Fund (b)	2,115,545	21,684,337
TOTAL BOND FUNDS
(Cost $348,369,722)		338,654,655

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (c)	745,436	745,585
Fidelity Series Government Money Market Fund 2.43% (b)(d)	44,164,013	44,164,013
Fidelity Series Short-Term Credit Fund (b)	1,265,967	12,482,432
TOTAL SHORT-TERM FUNDS
(Cost $57,486,807)		57,392,030
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,726,151,683)		4,468,077,055
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,279,069
NET ASSETS - 100%		$4,471,356,124

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	318	March 2019	$39,832,680	$130,692	$130,692
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	126	March 2019	10,810,800	1,865	1,865
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	273	March 2019	13,196,820	(5,255)	(5,255)
TOTAL SOLD					(3,390)
TOTAL FUTURES CONTRACTS					$127,302

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $763,553.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,888
Total	$44,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$86,342,541	$40,265	$92,405,409	$--	$25,419,336	$(19,396,733)	$--
Fidelity Series All-Sector Equity Fund	167,584,790	52,647,573	84,743,934	27,992,511	1,263,435	(29,400,634)	107,351,230
Fidelity Series Blue Chip Growth Fund	173,114,503	58,122,306	16,313,221	25,921,677	(96,417)	(24,117,149)	190,710,022
Fidelity Series Canada Fund	38,606,833	10,880,916	2,262,337	1,018,361	(55,180)	(5,171,070)	41,999,162
Fidelity Series Commodity Strategy Fund	91,934,990	29,116,420	13,858,362	6,947,524	(3,615,924)	(14,709,245)	88,867,879
Fidelity Series Emerging Markets Debt Fund	27,209,763	5,722,618	1,552,989	1,288,614	(85,067)	(2,372,690)	28,921,635
Fidelity Series Emerging Markets Fund	--	47,072,915	476,380	187,425	(22,910)	(1,147,517)	45,426,108
Fidelity Series Emerging Markets Opportunities Fund	400,892,549	143,452,359	25,625,519	34,598,832	(1,948,027)	(112,254,472)	404,516,890
Fidelity Series Floating Rate High Income Fund	10,002,475	2,173,101	5,858,660	471,263	(301,084)	(57,761)	5,958,071
Fidelity Series Government Money Market Fund 2.43%	70,121,042	81,578,775	107,535,804	918,913	--	--	44,164,013
Fidelity Series Growth Company Fund	351,980,935	127,556,182	25,099,889	43,486,172	(1,157,944)	(80,072,173)	373,207,111
Fidelity Series High Income Fund	60,175,196	12,649,665	6,393,042	3,165,056	(84,511)	(4,369,914)	61,977,394
Fidelity Series Inflation-Protected Bond Index Fund	35,675,631	7,341,288	28,753,787	286,670	(396,709)	301,802	14,168,225
Fidelity Series International Credit Fund	1,668,964	67,295	42,532	66,271	(555)	(71,123)	1,622,049
Fidelity Series International Growth Fund	388,374,374	130,065,616	27,738,788	28,481,470	(1,052,860)	(77,038,606)	412,609,736
Fidelity Series International Small Cap Fund	96,898,872	30,354,338	2,051,906	9,621,557	(221,326)	(27,215,133)	97,764,845
Fidelity Series International Value Fund	393,238,509	105,137,998	8,718,626	15,616,914	(1,018,747)	(84,386,178)	404,252,956
Fidelity Series Intrinsic Opportunities Fund	427,000,743	124,677,568	17,728,135	38,179,786	(225,687)	(72,926,523)	460,797,966
Fidelity Series Investment Grade Bond Fund	20,925,164	10,853,299	3,848,569	547,536	(83,403)	(157,771)	27,688,720
Fidelity Series Large Cap Stock Fund	379,289,030	110,906,998	25,098,382	43,344,771	(550,404)	(68,502,398)	396,044,844
Fidelity Series Large Cap Value Index Fund	107,932,581	24,137,470	6,968,122	5,010,118	(135,543)	(11,724,402)	113,241,984
Fidelity Series Long-Term Treasury Bond Index Fund	98,801,847	122,406,731	44,900,209	3,407,948	(1,597,094)	1,922,949	176,634,224
Fidelity Series Opportunistic Insights Fund	189,694,018	52,906,103	12,550,589	17,377,561	(427,376)	(29,474,160)	200,147,996
Fidelity Series Real Estate Equity Fund	34,294,713	463,365	36,252,452	286,222	(1,538,115)	3,032,489	--
Fidelity Series Real Estate Income Fund	18,928,290	4,917,624	1,175,477	1,445,251	(24,911)	(961,189)	21,684,337
Fidelity Series Short-Term Credit Fund	13,333,440	3,674,885	4,519,102	273,312	(50,293)	43,502	12,482,432
Fidelity Series Small Cap Discovery Fund	50,681,737	15,918,221	3,322,834	6,820,483	(212,546)	(12,957,285)	50,107,293
Fidelity Series Small Cap Opportunities Fund	156,598,303	48,036,234	11,390,284	20,120,799	(429,919)	(35,972,617)	156,841,717
Fidelity Series Stock Selector Large Cap Value Fund	295,167,577	79,148,527	20,893,480	26,041,467	(754,060)	(43,872,961)	308,795,603
Fidelity Series Value Discovery Fund	209,366,384	51,308,547	13,456,281	14,303,942	(435,419)	(28,371,904)	218,411,327
	$4,395,835,794	$1,493,335,202	$651,535,101	$377,228,426	$10,160,740	$(781,400,866)	$4,466,395,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$935,701	$--	$935,701	$--
Domestic Equity Funds	2,664,524,972	2,664,524,972	--	--
International Equity Funds	1,406,569,697	1,406,569,697	--	--
Bond Funds	338,654,655	338,654,655	--	--
Short-Term Funds	57,392,030	57,392,030	--	--
Total Investments in Securities:	$4,468,077,055	$4,467,141,354	$935,701	$--
Derivative Instruments:
Assets
Futures Contracts	$132,557	$132,557	$--	$--
Total Assets	$132,557	$132,557	$--	$--
Liabilities
Futures Contracts	$(5,255)	$(5,255)	$--	$--
Total Liabilities	$(5,255)	$(5,255)	$--	$--
Total Derivative Instruments:	$127,302	$127,302	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

December 31, 2018

AFF55-QTLY-0219
1.927048.107

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.32% to 2.34% 2/28/19 (a)
(Cost $428,395)	430,000	428,350
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Advisor Series Equity Growth Fund (b)	3,151,863	$37,570,211
Fidelity Advisor Series Growth Opportunities Fund (b)	2,224,145	26,422,845
Fidelity Advisor Series Small Cap Fund (b)	1,879,216	16,818,981
Fidelity Series All-Sector Equity Fund (b)	2,086,857	17,842,630
Fidelity Series Commodity Strategy Fund (b)	2,401,192	10,805,362
Fidelity Series Large Cap Stock Fund (b)	4,961,470	64,102,187
Fidelity Series Large Cap Value Index Fund (b)	637,019	7,102,758
Fidelity Series Opportunistic Insights Fund (b)	2,321,302	35,237,361
Fidelity Series Small Cap Opportunities Fund (b)	1,872,612	21,609,939
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,000,711	42,887,625
Fidelity Series Value Discovery Fund (b)	3,717,755	42,270,871
TOTAL DOMESTIC EQUITY FUNDS
(Cost $355,149,847)		322,670,770

International Equity Funds - 31.4%
Fidelity Series Canada Fund (b)	564,289	5,101,173
Fidelity Series Emerging Markets Fund (b)	605,735	5,518,250
Fidelity Series Emerging Markets Opportunities Fund (b)	2,988,726	49,074,874
Fidelity Series International Growth Fund (b)	3,732,575	50,016,509
Fidelity Series International Small Cap Fund (b)	836,008	11,779,354
Fidelity Series International Value Fund (b)	5,706,896	49,079,307
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $181,577,157)		170,569,467

Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund (b)	384,631	3,546,297
Fidelity Series Floating Rate High Income Fund (b)	79,987	721,487
Fidelity Series High Income Fund (b)	849,322	7,541,978
Fidelity Series Inflation-Protected Bond Index Fund (b)	180,570	1,722,636
Fidelity Series International Credit Fund (b)	24,113	229,072
Fidelity Series Investment Grade Bond Fund (b)	312,973	3,405,141
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,519,681	21,492,883
Fidelity Series Real Estate Income Fund (b)	253,715	2,600,578
TOTAL BOND FUNDS
(Cost $42,438,773)		41,260,072

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (c)	131,167	131,193
Fidelity Series Government Money Market Fund 2.43% (b)(d)	5,378,322	5,378,322
Fidelity Series Short-Term Credit Fund (b)	154,009	1,518,527
TOTAL SHORT-TERM FUNDS
(Cost $7,038,739)		7,028,042
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $586,632,911)		541,956,701
NET OTHER ASSETS (LIABILITIES) - 0.1%		275,438
NET ASSETS - 100%		$542,232,139

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	42	March 2019	$5,260,920	$17,258	$17,258
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	14	March 2019	1,201,200	207	207
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	33	March 2019	1,595,220	(1,632)	(1,632)
TOTAL FUTURES CONTRACTS					$15,833

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $126,513.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,151
Total	$8,151

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$35,257,766	$11,927,454	$4,883,437	$3,214,689	$(115,162)	$(4,616,410)	$37,570,211
Fidelity Advisor Series Equity Value Fund	40,711,563	8,794,623	2,954,979	1,532,713	(29,410)	(1,526,372)	--
Fidelity Advisor Series Growth & Income Fund	62,431,831	16,416,685	4,551,923	6,157,448	(18,915)	(5,700,139)	--
Fidelity Advisor Series Growth Opportunities Fund	23,131,051	10,267,366	5,181,265	5,038,742	132,406	(1,926,713)	26,422,845
Fidelity Advisor Series Opportunistic Insights Fund	32,751,801	8,132,560	2,378,126	2,940,841	3,433	(6,223,305)	--
Fidelity Advisor Series Small Cap Fund	17,635,097	6,507,633	2,405,316	1,820,589	(119,394)	(4,799,039)	16,818,981
Fidelity Advisor Series Stock Selector Large Cap Value Fund	41,106,481	10,891,587	2,948,552	3,870,324	(26,490)	(856,706)	--
Fidelity Series 100 Index Fund	17,322,149	--	18,596,135	--	5,457,697	(4,183,711)	--
Fidelity Series All-Sector Equity Fund	24,199,576	9,461,311	10,557,057	4,747,216	(117,570)	(5,143,630)	17,842,630
Fidelity Series Canada Fund	4,795,728	1,610,647	656,652	126,234	(23,800)	(624,750)	5,101,173
Fidelity Series Commodity Strategy Fund	11,380,188	4,267,109	2,548,963	872,930	(484,405)	(1,808,567)	10,805,362
Fidelity Series Emerging Markets Debt Fund	3,454,885	840,145	434,912	163,760	(16,854)	(296,967)	3,546,297
Fidelity Series Emerging Markets Fund	--	5,996,777	262,260	23,227	(14,693)	(201,574)	5,518,250
Fidelity Series Emerging Markets Opportunities Fund	49,716,265	23,560,990	9,949,749	4,282,144	(530,071)	(13,722,561)	49,074,874
Fidelity Series Floating Rate High Income Fund	1,232,572	321,980	787,752	58,478	(44,325)	(988)	721,487
Fidelity Series Government Money Market Fund 2.43%	8,792,437	9,309,207	12,723,322	114,117	--	--	5,378,322
Fidelity Series High Income Fund	7,612,274	1,841,723	1,363,071	396,946	(19,869)	(529,079)	7,541,978
Fidelity Series Inflation-Protected Bond Index Fund	4,372,056	1,194,777	3,834,364	34,947	(48,130)	38,297	1,722,636
Fidelity Series International Credit Fund	229,849	9,284	--	9,287	--	(10,061)	229,072
Fidelity Series International Growth Fund	48,270,376	18,818,591	7,364,932	3,527,197	(338,114)	(9,369,412)	50,016,509
Fidelity Series International Small Cap Fund	12,042,724	4,756,945	1,616,180	1,184,725	(109,987)	(3,294,148)	11,779,354
Fidelity Series International Value Fund	48,858,175	17,377,143	6,499,626	1,937,070	(461,331)	(10,195,054)	49,079,307
Fidelity Series Investment Grade Bond Fund	2,594,775	1,491,173	650,785	68,646	(11,067)	(18,955)	3,405,141
Fidelity Series Large Cap Stock Fund	--	7,209,342	4,140,446	2,944,534	(414,974)	(7,129,274)	64,102,187
Fidelity Series Large Cap Value Index Fund	6,806,286	1,992,013	947,921	320,816	(25,532)	(722,088)	7,102,758
Fidelity Series Long-Term Treasury Bond Index Fund	12,223,528	16,827,389	7,592,944	428,124	(227,537)	262,447	21,492,883
Fidelity Series Opportunistic Insights Fund	--	6,930,180	2,177,608	3,125,329	(314,386)	(1,487,188)	35,237,361
Fidelity Series Real Estate Equity Fund	4,170,084	90,948	4,430,922	21,233	(113,492)	283,382	--
Fidelity Series Real Estate Income Fund	2,352,341	707,715	340,241	178,780	(6,454)	(112,783)	2,600,578
Fidelity Series Short-Term Credit Fund	1,606,596	527,012	614,422	33,175	(5,087)	4,428	1,518,527
Fidelity Series Small Cap Opportunities Fund	21,522,309	8,149,640	2,980,467	2,820,902	(193,830)	(4,887,713)	21,609,939
Fidelity Series Stock Selector Large Cap Value Fund	--	6,826,257	2,703,731	3,692,833	(386,254)	(9,014,967)	42,887,625
Fidelity Series Value Discovery Fund	--	5,589,106	2,662,939	2,826,615	(250,759)	(5,399,962)	42,270,871
	$546,580,763	$228,645,312	$131,740,999	$58,514,611	$1,125,644	$(103,213,562)	$541,397,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$428,350	$--	$428,350	$--
Domestic Equity Funds	322,670,770	322,670,770	--	--
International Equity Funds	170,569,467	170,569,467	--	--
Bond Funds	41,260,072	41,260,072	--	--
Short-Term Funds	7,028,042	7,028,042	--	--
Total Investments in Securities:	$541,956,701	$541,528,351	$428,350	$--
Derivative Instruments:
Assets
Futures Contracts	$17,465	$17,465	$--	$--
Total Assets	$17,465	$17,465	$--	$--
Liabilities
Futures Contracts	$(1,632)	$(1,632)	$--	$--
Total Liabilities	$(1,632)	$(1,632)	$--	$--
Total Derivative Instruments:	$15,833	$15,833	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2055 Fund

December 31, 2018

FRX-55-QTLY-0219
1.927056.107

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $466,483,780)	7,094,013	500,908,227

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $227,794,412)	19,307,594	213,928,147

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,805,553	23,931,371
Fidelity U.S. Bond Index Fund Class F (a)	4,930,295	55,613,733
TOTAL BOND FUNDS
(Cost $80,367,784)		79,545,104
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $774,645,976)		794,381,478
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51,130)
NET ASSETS - 100%		$794,330,348

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$8,795,629	$1,150,517	$9,727,525	$--	$145,158	$(363,779)	$--
Fidelity Series Global ex U.S. Index Fund	174,792,866	88,137,151	12,213,802	5,955,811	(1,740,257)	(35,047,811)	213,928,147
Fidelity Series Long-Term Treasury Bond Index Fund	--	28,099,908	4,418,750	308,832	(36,652)	286,865	23,931,371
Fidelity Total Market Index Fund Class F	399,908,097	169,178,816	28,593,359	11,498,775	(816,502)	(38,768,825)	500,908,227
Fidelity U.S. Bond Index Fund Class F	64,628,593	20,110,730	28,769,479	1,321,022	(665,357)	309,246	55,613,733
Total	$648,125,185	$306,677,122	$83,722,915	$19,084,440	$(3,113,610)	$(73,584,304)	$794,381,478

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

December 31, 2018

F60-QTLY-0219
1.9858339.104

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.38% 3/7/19 to 3/21/19 (a)
(Cost $228,960)	230,000	228,948
	Shares	Value

Domestic Equity Funds - 59.6%
Fidelity Series All-Sector Equity Fund (b)	2,733,058	$23,367,644
Fidelity Series Blue Chip Growth Fund (b)	3,465,085	43,937,278
Fidelity Series Commodity Strategy Fund (b)	4,522,249	20,350,120
Fidelity Series Growth Company Fund (b)	6,071,167	85,785,593
Fidelity Series Intrinsic Opportunities Fund (b)	6,838,197	105,923,680
Fidelity Series Large Cap Stock Fund (b)	7,048,050	91,060,804
Fidelity Series Large Cap Value Index Fund (b)	2,331,580	25,997,113
Fidelity Series Opportunistic Insights Fund (b)	3,037,539	46,109,835
Fidelity Series Small Cap Discovery Fund (b)	1,213,418	11,624,542
Fidelity Series Small Cap Opportunities Fund (b)	3,126,845	36,083,797
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,597,086	70,720,763
Fidelity Series Value Discovery Fund (b)	4,404,895	50,083,658
TOTAL DOMESTIC EQUITY FUNDS
(Cost $687,308,950)		611,044,827

International Equity Funds - 31.5%
Fidelity Series Canada Fund (b)	1,064,895	9,626,652
Fidelity Series Emerging Markets Fund (b)	1,141,035	10,394,831
Fidelity Series Emerging Markets Opportunities Fund (b)	5,637,448	92,566,899
Fidelity Series International Growth Fund (b)	7,056,748	94,560,420
Fidelity Series International Small Cap Fund (b)	1,591,493	22,424,139
Fidelity Series International Value Fund (b)	10,778,674	92,696,600
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $360,747,911)		322,269,541

Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (b)	708,437	6,531,790
Fidelity Series Floating Rate High Income Fund (b)	151,672	1,368,086
Fidelity Series High Income Fund (b)	1,595,661	14,169,473
Fidelity Series Inflation-Protected Bond Index Fund (b)	339,955	3,243,168
Fidelity Series International Credit Fund (b)	25,045	237,924
Fidelity Series Investment Grade Bond Fund (b)	554,356	6,031,391
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,735,416	40,393,097
Fidelity Series Real Estate Income Fund (b)	494,424	5,067,841
TOTAL BOND FUNDS
(Cost $78,623,225)		77,042,770

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (c)	199,579	199,619
Fidelity Series Government Money Market Fund 2.43% (b)(d)	10,200,629	10,200,629
Fidelity Series Short-Term Credit Fund (b)	289,658	2,856,029
TOTAL SHORT-TERM FUNDS
(Cost $13,271,265)		13,256,277
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,140,180,311)		1,023,842,363
NET OTHER ASSETS (LIABILITIES) - 0.1%		666,020
NET ASSETS - 100%		$1,024,508,383

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	68	March 2019	$8,517,680	$27,951	$27,951
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	30	March 2019	2,574,000	444	444
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	59	March 2019	2,852,060	(1,710)	(1,710)

TOTAL SOLD					(1,266)

TOTAL FUTURES CONTRACTS					$26,685

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $162,269.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,130
Total	$8,130

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,904,680	$26,022	$17,014,627	$--	$2,869,723	$(1,785,798)	$--
Fidelity Series All-Sector Equity Fund	31,253,568	17,204,793	18,881,501	5,986,403	273,463	(6,482,679)	23,367,644
Fidelity Series Blue Chip Growth Fund	32,253,565	20,563,279	3,070,836	5,564,195	(162,587)	(5,646,143)	43,937,278
Fidelity Series Canada Fund	7,202,539	4,067,799	421,684	228,194	(20,736)	(1,201,266)	9,626,652
Fidelity Series Commodity Strategy Fund	17,145,686	9,900,356	2,719,263	1,473,000	(197,404)	(3,779,255)	20,350,120
Fidelity Series Emerging Markets Debt Fund	4,840,852	2,456,063	277,952	262,280	(23,164)	(464,009)	6,531,790
Fidelity Series Emerging Markets Fund	--	10,790,508	140,435	42,219	(6,558)	(248,684)	10,394,831
Fidelity Series Emerging Markets Opportunities Fund	74,428,681	47,262,073	5,179,515	7,793,315	(574,799)	(23,369,541)	92,566,899
Fidelity Series Floating Rate High Income Fund	1,890,315	885,114	1,326,906	99,886	(13,089)	(67,348)	1,368,086
Fidelity Series Government Money Market Fund 2.43%	13,009,017	19,351,066	22,159,454	188,247	--	--	10,200,629
Fidelity Series Growth Company Fund	65,444,549	44,064,802	4,534,863	9,861,584	(330,072)	(18,858,823)	85,785,593
Fidelity Series High Income Fund	11,127,742	5,097,000	1,057,354	662,335	(16,421)	(981,494)	14,169,473
Fidelity Series Inflation-Protected Bond Fund	6,768,528	2,602,996	6,102,610	63,604	(74,528)	48,782	3,243,168
Fidelity Series International Credit Fund	244,476	10,453	6,496	9,717	(103)	(10,406)	237,924
Fidelity Series International Growth Fund	72,306,514	44,965,157	5,409,657	6,419,461	(284,855)	(17,016,739)	94,560,420
Fidelity Series International Small Cap Fund	18,039,162	11,031,388	672,992	2,169,895	(48,775)	(5,924,644)	22,424,139
Fidelity Series International Value Fund	73,255,562	40,344,457	2,190,565	3,521,058	(276,943)	(18,435,911)	92,696,600
Fidelity Series Intrinsic Opportunities Fund	79,157,527	45,894,375	2,480,933	8,330,550	(51,985)	(16,595,304)	105,923,680
Fidelity Series Investment Grade Bond Fund	3,875,761	2,914,949	712,594	113,846	(14,576)	(32,149)	6,031,391
Fidelity Series Large Cap Stock Fund	70,836,746	40,831,166	4,674,474	9,230,437	(211,669)	(15,720,965)	91,060,804
Fidelity Series Large Cap Value Index Fund	20,224,908	9,942,427	1,349,914	1,130,915	(42,565)	(2,777,743)	25,997,113
Fidelity Series Long-Term Treasury Bond Fund	18,521,138	29,476,334	7,828,374	711,181	(314,357)	538,356	40,393,097
Fidelity Series Opportunistic Insights Fund	35,335,440	20,349,330	2,355,913	3,934,392	(128,569)	(7,090,453)	46,109,835
Fidelity Series Real Estate Equity Fund	6,272,892	370,736	6,935,358	55,732	(243,095)	534,825	--
Fidelity Series Real Estate Income Fund	3,580,706	1,937,914	216,288	313,983	(6,766)	(227,725)	5,067,841
Fidelity Series Short-Term Credit Fund	2,622,315	1,243,947	1,008,951	59,124	(11,452)	10,170	2,856,029
Fidelity Series Small Cap Discovery Fund	9,487,528	5,701,323	621,904	1,456,648	(45,517)	(2,896,888)	11,624,542
Fidelity Series Small Cap Opportunities Fund	29,169,642	17,316,906	2,056,705	4,334,245	(134,367)	(8,211,679)	36,083,797
Fidelity Series Stock Selector Large Cap Fund	55,114,043	29,919,987	3,877,415	5,863,378	(192,400)	(10,243,452)	70,720,763
Fidelity Series Value Discovery Fund	39,075,165	20,309,000	2,569,003	3,224,688	(91,441)	(6,640,063)	50,083,658
Total	$818,389,247	$506,831,720	$127,854,536	$83,104,512	$(375,607)	$(173,577,028)	$1,023,413,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$228,948	$--	$228,948	$--
Domestic Equity Funds	611,044,827	611,044,827	--	--
International Equity Funds	322,269,541	322,269,541	--	--
Bond Funds	77,042,770	77,042,770	--	--
Short-Term Funds	13,256,277	13,256,277	--	--
Total Investments in Securities:	$1,023,842,363	$1,023,613,415	$228,948	$--
Derivative Instruments:
Assets
Futures Contracts	$28,395	$28,395	$--	$--
Total Assets	$28,395	$28,395	$--	$--
Liabilities
Futures Contracts	$(1,710)	$(1,710)	$--	$--
Total Liabilities	$(1,710)	$(1,710)	$--	$--
Total Derivative Instruments:	$26,685	$26,685	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

December 31, 2018

AFF60-QTLY-0219
1.9858329.104

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.32% to 2.34% 2/28/19 (a)
(Cost $109,590)	110,000	109,578
	Shares	Value

Domestic Equity Funds - 59.6%
Fidelity Advisor Series Equity Growth Fund (b)	701,722	$8,364,524
Fidelity Advisor Series Growth Opportunities Fund (b)	493,486	5,862,613
Fidelity Advisor Series Small Cap Fund (b)	419,701	3,756,322
Fidelity Series All-Sector Equity Fund (b)	462,434	3,953,809
Fidelity Series Commodity Strategy Fund (b)	532,724	2,397,256
Fidelity Series Large Cap Stock Fund (b)	1,101,693	14,233,874
Fidelity Series Large Cap Value Index Fund (b)	141,443	1,577,090
Fidelity Series Opportunistic Insights Fund (b)	516,568	7,841,499
Fidelity Series Small Cap Opportunities Fund (b)	417,774	4,821,114
Fidelity Series Stock Selector Large Cap Value Fund (b)	888,324	9,522,833
Fidelity Series Value Discovery Fund (b)	825,549	9,386,497
TOTAL DOMESTIC EQUITY FUNDS
(Cost $83,464,770)		71,717,431

International Equity Funds - 31.5%
Fidelity Series Canada Fund (b)	125,301	1,132,720
Fidelity Series Emerging Markets Fund (b)	134,344	1,223,869
Fidelity Series Emerging Markets Opportunities Fund (b)	662,828	10,883,641
Fidelity Series International Growth Fund (b)	829,465	11,114,827
Fidelity Series International Small Cap Fund (b)	185,925	2,619,686
Fidelity Series International Value Fund (b)	1,267,710	10,902,307
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,227,180)		37,877,050

Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (b)	82,707	762,562
Fidelity Series Floating Rate High Income Fund (b)	17,795	160,511
Fidelity Series High Income Fund (b)	188,210	1,671,301
Fidelity Series Inflation-Protected Bond Index Fund (b)	40,044	382,022
Fidelity Series International Credit Fund (b)	3,209	30,484
Fidelity Series Investment Grade Bond Fund (b)	63,537	691,287
Fidelity Series Long-Term Treasury Bond Index Fund (b)	558,255	4,761,912
Fidelity Series Real Estate Income Fund (b)	57,872	593,192
TOTAL BOND FUNDS
(Cost $9,232,736)		9,053,271

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (c)	55,667	55,678
Fidelity Series Government Money Market Fund 2.43% (b)(d)	1,223,896	1,223,896
Fidelity Series Short-Term Credit Fund (b)	34,145	336,666
TOTAL SHORT-TERM FUNDS
(Cost $1,617,863)		1,616,240
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $136,652,139)		120,373,570
NET OTHER ASSETS (LIABILITIES) - 0.0%		31,546
NET ASSETS - 100%		$120,405,116

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	March 2019	$1,127,340	$3,703	$3,703
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	March 2019	257,400	44	44
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	March 2019	338,380	(412)	(412)
TOTAL FUTURES CONTRACTS					$3,335

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,578.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,420
Total	$1,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,288,635	$4,287,407	$1,064,498	$707,967	$(34,804)	$(1,112,216)	$8,364,524
Fidelity Advisor Series Equity Value Fund	7,280,061	2,863,215	506,547	315,375	(6,329)	30,552	--
Fidelity Advisor Series Growth & Income Fund	11,166,059	4,992,960	775,814	1,232,411	(8,249)	(462,261)	--
Fidelity Advisor Series Growth Opportunities Fund	4,124,065	3,341,362	1,064,184	1,106,480	(12,761)	(525,869)	5,862,613
Fidelity Advisor Series Opportunistic Insights Fund	5,834,760	2,587,955	411,082	604,806	(1,541)	(483,852)	--
Fidelity Advisor Series Small Cap Fund	3,146,914	2,223,807	517,678	401,871	(26,944)	(1,069,777)	3,756,322
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,352,294	3,217,852	506,995	790,396	(7,650)	80,511	--
Fidelity Series 100 Index Fund	3,048,825	--	3,273,764	--	568,573	(343,634)	--
Fidelity Series All-Sector Equity Fund	4,321,439	3,007,530	2,166,451	1,036,194	(41,469)	(1,167,240)	3,953,809
Fidelity Series Canada Fund	856,840	565,222	141,925	27,335	(7,455)	(139,962)	1,132,720
Fidelity Series Commodity Strategy Fund	2,033,402	1,352,558	504,963	179,489	(28,001)	(455,740)	2,397,256
Fidelity Series Emerging Markets Debt Fund	582,422	330,830	91,772	31,721	(6,866)	(52,052)	762,562
Fidelity Series Emerging Markets Fund	--	1,342,933	75,595	5,077	(4,881)	(38,588)	1,223,869
Fidelity Series Emerging Markets Opportunities Fund	8,861,174	6,854,009	1,944,190	935,876	(162,621)	(2,724,731)	10,883,641
Fidelity Series Floating Rate High Income Fund	232,073	123,573	185,166	12,356	(2,027)	(7,942)	160,511
Fidelity Series Government Money Market Fund 2.43%	1,561,672	2,358,616	2,696,392	22,715	--	--	1,223,896
Fidelity Series High Income Fund	1,351,010	703,157	262,757	80,552	(3,383)	(116,726)	1,671,301
Fidelity Series Inflation-Protected Bond Index Fund	790,717	366,780	772,550	7,512	(8,311)	5,386	382,022
Fidelity Series International Credit Fund	30,588	1,235	--	1,236	--	(1,339)	30,484
Fidelity Series International Growth Fund	8,611,222	6,117,231	1,520,695	771,850	(94,937)	(1,997,994)	11,114,827
Fidelity Series International Small Cap Fund	2,147,956	1,537,534	345,876	259,374	(25,364)	(694,564)	2,619,686
Fidelity Series International Value Fund	8,722,314	5,835,049	1,389,091	423,637	(118,566)	(2,147,399)	10,902,307
Fidelity Series Investment Grade Bond Fund	462,499	422,851	188,376	14,068	(2,719)	(2,968)	691,287
Fidelity Series Large Cap Stock Fund	--	2,857,766	1,075,595	640,197	(104,007)	(2,356,985)	14,233,874
Fidelity Series Large Cap Value Index Fund	1,220,452	730,969	201,386	70,136	(6,811)	(166,134)	1,577,090
Fidelity Series Long-Term Treasury Bond Index Fund	2,189,125	4,031,676	1,482,168	86,735	(42,422)	65,701	4,761,912
Fidelity Series Opportunistic Insights Fund	--	2,222,256	576,619	684,686	(71,996)	(1,258,382)	7,841,499
Fidelity Series Real Estate Equity Fund	730,473	46,530	807,279	3,914	(29,795)	60,071	--
Fidelity Series Real Estate Income Fund	427,825	265,027	71,835	37,856	(1,736)	(26,089)	593,192
Fidelity Series Short-Term Credit Fund	295,984	170,879	130,079	6,918	(1,139)	1,021	336,666
Fidelity Series Small Cap Opportunities Fund	3,829,440	2,772,741	644,911	587,435	(45,487)	(1,090,669)	4,821,114
Fidelity Series Stock Selector Large Cap Value Fund	--	2,404,713	701,218	807,323	(93,005)	(2,223,669)	9,522,833
Fidelity Series Value Discovery Fund	--	2,045,005	691,917	617,980	(58,066)	(1,569,477)	9,386,497
	$97,500,240	$71,981,228	$26,789,368	$12,511,478	$(490,769)	$(21,993,017)	$120,208,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$109,578	$--	$109,578	$--
Domestic Equity Funds	71,717,431	71,717,431	--	--
International Equity Funds	37,877,050	37,877,050	--	--
Bond Funds	9,053,271	9,053,271	--	--
Short-Term Funds	1,616,240	1,616,240	--	--
Total Investments in Securities:	$120,373,570	$120,263,992	$109,578	$--
Derivative Instruments:
Assets
Futures Contracts	$3,747	$3,747	$--	$--
Total Assets	$3,747	$3,747	$--	$--
Liabilities
Futures Contracts	$(412)	$(412)	$--	$--
Total Liabilities	$(412)	$(412)	$--	$--
Total Derivative Instruments:	$3,335	$3,335	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2060 Fund

December 31, 2018

X60-QTLY-0219
1.9858344.104

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $143,206,043)	2,001,380	141,317,458

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $65,581,896)	5,447,079	60,353,633

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	791,489	6,751,405
Fidelity U.S. Bond Index Fund Class F (a)	1,390,908	15,689,447
TOTAL BOND FUNDS
(Cost $22,605,246)		22,440,852
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $231,393,185)		224,111,943
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,780)
NET ASSETS - 100%		$224,097,163

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$2,116,181	$477,917	$2,536,314	$--	$18,526	$(76,310)	$--
Fidelity Series Global ex U.S. Index Fund	42,014,997	33,080,874	4,801,282	1,665,252	(593,918)	(9,347,038)	60,353,633
Fidelity Series Long-Term Treasury Bond Index Fund	--	7,988,557	1,320,287	83,765	(11,118)	94,253	6,751,405
Fidelity Total Market Index Fund Class F	96,127,986	67,429,338	10,207,585	3,159,676	(303,304)	(11,728,977)	141,317,458
Fidelity U.S. Bond Index Fund Class F	15,533,738	8,274,569	8,048,796	343,211	(137,386)	67,322	15,689,447
	$155,792,902	$117,251,255	$26,914,264	$5,251,904	$(1,027,200)	$(20,990,750)	$224,111,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2045 Fund

December 31, 2018

Z45-QTLY-0219
1.9884247.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	273	$2,335
Fidelity Series Blue Chip Growth Fund (a)	336	4,257
Fidelity Series Commodity Strategy Fund (a)	438	1,973
Fidelity Series Growth Company Fund (a)	609	8,608
Fidelity Series Intrinsic Opportunities Fund (a)	663	10,273
Fidelity Series Large Cap Stock Fund (a)	708	9,141
Fidelity Series Large Cap Value Index Fund (a)	228	2,541
Fidelity Series Opportunistic Insights Fund (a)	305	4,631
Fidelity Series Small Cap Discovery Fund (a)	130	1,246
Fidelity Series Small Cap Opportunities Fund (a)	331	3,817
Fidelity Series Stock Selector Large Cap Value Fund (a)	651	6,980
Fidelity Series Value Discovery Fund (a)	434	4,937
TOTAL DOMESTIC EQUITY FUNDS
(Cost $69,896)		60,739

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	103	935
Fidelity Series Emerging Markets Fund (a)	109	992
Fidelity Series Emerging Markets Opportunities Fund (a)	541	8,888
Fidelity Series International Growth Fund (a)	688	9,220
Fidelity Series International Small Cap Fund (a)	158	2,224
Fidelity Series International Value Fund (a)	1,056	9,079
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,291)		31,338

Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (a)	73	670
Fidelity Series Floating Rate High Income Fund (a)	20	180
Fidelity Series High Income Fund (a)	161	1,427
Fidelity Series Inflation-Protected Bond Index Fund (a)	32	301
Fidelity Series International Credit Fund (a)	5	45
Fidelity Series Investment Grade Bond Fund (a)	78	848
Fidelity Series Long-Term Treasury Bond Index Fund (a)	422	3,597
Fidelity Series Real Estate Income Fund (a)	47	484
TOTAL BOND FUNDS
(Cost $7,873)		7,552

Short-Term Funds - 1.3%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	1,058	1,058
Fidelity Series Short-Term Credit Fund (a)	27	265
TOTAL SHORT-TERM FUNDS
(Cost $1,323)		1,323
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,383)		100,952
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$100,952

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,185	$--	$2,281	$--	$247	$(151)	$--
Fidelity Series All-Sector Equity Fund	4,192	747	2,045	600	89	(648)	2,335
Fidelity Series Blue Chip Growth Fund	4,333	975	513	607	(4)	(534)	4,257
Fidelity Series Canada Fund	964	190	103	22	(1)	(115)	935
Fidelity Series Commodity Strategy Fund	2,288	529	419	164	(35)	(390)	1,973
Fidelity Series Emerging Markets Debt Fund	700	31	1	31	--	(60)	670
Fidelity Series Emerging Markets Fund	--	1,100	42	4	(3)	(63)	992
Fidelity Series Emerging Markets Opportunities Fund	9,968	3,493	1,904	786	(79)	(2,590)	8,888
Fidelity Series Floating Rate High Income Fund	250	12	72	12	(1)	(9)	180
Fidelity Series Government Money Market Fund 2.43%	1,767	1,986	2,695	21	--	--	1,058
Fidelity Series Growth Company Fund	9,195	2,164	927	1,004	75	(1,899)	8,608
Fidelity Series High Income Fund	1,519	77	66	76	(1)	(102)	1,427
Fidelity Series Inflation-Protected Bond Index Fund	907	76	679	6	(12)	9	301
Fidelity Series International Credit Fund	34	13	--	2	--	(2)	45
Fidelity Series International Growth Fund	9,708	1,874	568	650	(32)	(1,762)	9,220
Fidelity Series International Small Cap Fund	2,422	527	88	221	2	(639)	2,224
Fidelity Series International Value Fund	9,827	1,635	431	353	(2)	(1,950)	9,079
Fidelity Series Intrinsic Opportunities Fund	10,448	2,039	517	904	(20)	(1,677)	10,273
Fidelity Series Investment Grade Bond Fund	524	401	70	12	(2)	(5)	848
Fidelity Series Large Cap Stock Fund	9,478	1,848	653	1,015	3	(1,535)	9,141
Fidelity Series Large Cap Value Index Fund	2,717	298	217	112	(1)	(256)	2,541
Fidelity Series Long-Term Treasury Bond Index Fund	2,487	2,598	1,480	80	(48)	40	3,597
Fidelity Series Opportunistic Insights Fund	4,748	860	292	410	(10)	(675)	4,631
Fidelity Series Real Estate Equity Fund	783	100	920	13	(39)	76	--
Fidelity Series Real Estate Income Fund	465	41	--	33	--	(22)	484
Fidelity Series Short-Term Credit Fund	349	544	628	7	(4)	4	265
Fidelity Series Small Cap Discovery Fund	1,267	347	43	166	--	(325)	1,246
Fidelity Series Small Cap Opportunities Fund	3,900	989	218	472	8	(862)	3,817
Fidelity Series Stock Selector Large Cap Value Fund	7,305	1,209	546	584	(13)	(975)	6,980
Fidelity Series Value Discovery Fund	5,174	807	401	321	(8)	(635)	4,937
Total	$109,904	$27,510	$18,819	$8,688	$109	$(17,752)	$100,952

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2050 Fund

December 31, 2018

Z50-QTLY-0219
1.9884249.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	273	$2,337
Fidelity Series Blue Chip Growth Fund (a)	336	4,257
Fidelity Series Commodity Strategy Fund (a)	438	1,973
Fidelity Series Growth Company Fund (a)	609	8,607
Fidelity Series Intrinsic Opportunities Fund (a)	663	10,273
Fidelity Series Large Cap Stock Fund (a)	708	9,142
Fidelity Series Large Cap Value Index Fund (a)	228	2,543
Fidelity Series Opportunistic Insights Fund (a)	305	4,630
Fidelity Series Small Cap Discovery Fund (a)	129	1,234
Fidelity Series Small Cap Opportunities Fund (a)	331	3,819
Fidelity Series Stock Selector Large Cap Value Fund (a)	651	6,981
Fidelity Series Value Discovery Fund (a)	434	4,939
TOTAL DOMESTIC EQUITY FUNDS
(Cost $69,879)		60,735

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	103	935
Fidelity Series Emerging Markets Fund (a)	109	992
Fidelity Series Emerging Markets Opportunities Fund (a)	541	8,887
Fidelity Series International Growth Fund (a)	687	9,209
Fidelity Series International Small Cap Fund (a)	158	2,223
Fidelity Series International Value Fund (a)	1,057	9,087
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,290)		31,333

Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (a)	73	670
Fidelity Series Floating Rate High Income Fund (a)	20	177
Fidelity Series High Income Fund (a)	161	1,427
Fidelity Series Inflation-Protected Bond Index Fund (a)	32	301
Fidelity Series International Credit Fund (a)	5	45
Fidelity Series Investment Grade Bond Fund (a)	78	849
Fidelity Series Long-Term Treasury Bond Index Fund (a)	422	3,596
Fidelity Series Real Estate Income Fund (a)	47	484
TOTAL BOND FUNDS
(Cost $7,873)		7,549

Short-Term Funds - 1.3%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	1,058	1,058
Fidelity Series Short-Term Credit Fund (a)	27	265
TOTAL SHORT-TERM FUNDS
(Cost $1,323)		1,323
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,365)		100,940
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$100,941

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,186	$--	$2,281	$--	$244	$(149)	$--
Fidelity Series All-Sector Equity Fund	4,192	747	2,041	600	86	(647)	2,337
Fidelity Series Blue Chip Growth Fund	4,332	1,054	584	609	(18)	(527)	4,257
Fidelity Series Canada Fund	947	190	86	22	--	(116)	935
Fidelity Series Commodity Strategy Fund	2,285	531	418	164	(35)	(390)	1,973
Fidelity Series Emerging Markets Debt Fund	700	31	1	31	--	(60)	670
Fidelity Series Emerging Markets Fund	--	1,100	42	4	(3)	(63)	992
Fidelity Series Emerging Markets Opportunities Fund	9,967	3,473	1,884	786	(78)	(2,591)	8,887
Fidelity Series Floating Rate High Income Fund	250	11	74	12	(1)	(9)	177
Fidelity Series Government Money Market Fund 2.43%	1,761	2,000	2,703	21	--	--	1,058
Fidelity Series Growth Company Fund	9,024	2,167	754	1,003	57	(1,887)	8,607
Fidelity Series High Income Fund	1,519	77	66	76	(1)	(102)	1,427
Fidelity Series Inflation-Protected Bond Index Fund	907	80	684	6	(11)	9	301
Fidelity Series International Credit Fund	34	13	--	2	--	(2)	45
Fidelity Series International Growth Fund	9,706	1,890	596	649	(31)	(1,760)	9,209
Fidelity Series International Small Cap Fund	2,422	504	65	220	3	(641)	2,223
Fidelity Series International Value Fund	9,852	1,641	453	354	(2)	(1,951)	9,087
Fidelity Series Intrinsic Opportunities Fund	10,562	1,922	517	904	(20)	(1,674)	10,273
Fidelity Series Investment Grade Bond Fund	524	397	66	12	(2)	(4)	849
Fidelity Series Large Cap Stock Fund	9,477	1,898	699	1,015	3	(1,537)	9,142
Fidelity Series Large Cap Value Index Fund	2,699	319	216	112	(1)	(258)	2,543
Fidelity Series Long-Term Treasury Bond Index Fund	2,486	2,591	1,473	80	(45)	37	3,596
Fidelity Series Opportunistic Insights Fund	4,748	789	234	404	5	(678)	4,630
Fidelity Series Real Estate Equity Fund	801	75	912	13	(42)	78	--
Fidelity Series Real Estate Income Fund	465	41	--	33	--	(22)	484
Fidelity Series Short-Term Credit Fund	349	551	635	7	(4)	4	265
Fidelity Series Small Cap Discovery Fund	1,292	311	43	167	(1)	(325)	1,234
Fidelity Series Small Cap Opportunities Fund	3,947	976	254	472	11	(861)	3,819
Fidelity Series Stock Selector Large Cap Value Fund	7,400	1,107	542	584	(16)	(968)	6,981
Fidelity Series Value Discovery Fund	5,060	923	399	322	(7)	(638)	4,939
Total	$109,894	$27,409	$18,722	$8,684	$91	$(17,732)	$100,940

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2055 Fund

December 31, 2018

Z55-QTLY-0219
1.9884251.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	274	$2,338
Fidelity Series Blue Chip Growth Fund (a)	336	4,257
Fidelity Series Commodity Strategy Fund (a)	438	1,973
Fidelity Series Growth Company Fund (a)	609	8,608
Fidelity Series Intrinsic Opportunities Fund (a)	663	10,273
Fidelity Series Large Cap Stock Fund (a)	708	9,145
Fidelity Series Large Cap Value Index Fund (a)	228	2,545
Fidelity Series Opportunistic Insights Fund (a)	305	4,625
Fidelity Series Small Cap Discovery Fund (a)	129	1,235
Fidelity Series Small Cap Opportunities Fund (a)	331	3,821
Fidelity Series Stock Selector Large Cap Value Fund (a)	651	6,983
Fidelity Series Value Discovery Fund (a)	435	4,941
TOTAL DOMESTIC EQUITY FUNDS
(Cost $69,916)		60,744

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	103	936
Fidelity Series Emerging Markets Fund (a)	109	992
Fidelity Series Emerging Markets Opportunities Fund (a)	541	8,888
Fidelity Series International Growth Fund (a)	688	9,213
Fidelity Series International Small Cap Fund (a)	158	2,224
Fidelity Series International Value Fund (a)	1,056	9,086
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,288)		31,339

Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (a)	71	659
Fidelity Series Floating Rate High Income Fund (a)	20	176
Fidelity Series High Income Fund (a)	161	1,427
Fidelity Series Inflation-Protected Bond Index Fund (a)	32	301
Fidelity Series International Credit Fund (a)	4	34
Fidelity Series Investment Grade Bond Fund (a)	79	855
Fidelity Series Long-Term Treasury Bond Index Fund (a)	422	3,597
Fidelity Series Real Estate Income Fund (a)	48	496
TOTAL BOND FUNDS
(Cost $7,866)		7,545

Short-Term Funds - 1.3%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	1,058	1,058
Fidelity Series Short-Term Credit Fund (a)	27	265
TOTAL SHORT-TERM FUNDS
(Cost $1,323)		1,323
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,393)		100,951
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$100,951

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,186	$--	$2,282	$--	$245	$(149)	$--
Fidelity Series All-Sector Equity Fund	4,192	751	2,047	600	89	(647)	2,338
Fidelity Series Blue Chip Growth Fund	4,332	990	526	606	(4)	(535)	4,257
Fidelity Series Canada Fund	964	187	100	22	(1)	(114)	936
Fidelity Series Commodity Strategy Fund	2,289	526	418	164	(35)	(389)	1,973
Fidelity Series Emerging Markets Debt Fund	690	30	2	31	--	(59)	659
Fidelity Series Emerging Markets Fund	--	1,101	43	4	(3)	(63)	992
Fidelity Series Emerging Markets Opportunities Fund	9,972	3,461	1,877	786	(77)	(2,591)	8,888
Fidelity Series Floating Rate High Income Fund	250	12	76	12	(1)	(9)	176
Fidelity Series Government Money Market Fund 2.43%	1,759	2,072	2,773	21	--	--	1,058
Fidelity Series Growth Company Fund	9,180	2,195	942	1,004	72	(1,897)	8,608
Fidelity Series High Income Fund	1,519	77	66	76	(1)	(102)	1,427
Fidelity Series Inflation-Protected Bond Index Fund	910	89	696	6	(11)	9	301
Fidelity Series International Credit Fund	34	1	--	1	--	(1)	34
Fidelity Series International Growth Fund	9,708	1,884	587	650	(32)	(1,760)	9,213
Fidelity Series International Small Cap Fund	2,422	518	79	221	2	(639)	2,224
Fidelity Series International Value Fund	9,834	1,654	449	354	(3)	(1,950)	9,086
Fidelity Series Intrinsic Opportunities Fund	10,472	2,054	553	904	(21)	(1,679)	10,273
Fidelity Series Investment Grade Bond Fund	524	407	69	12	(2)	(5)	855
Fidelity Series Large Cap Stock Fund	9,478	1,913	703	1,018	4	(1,547)	9,145
Fidelity Series Large Cap Value Index Fund	2,717	305	220	112	(1)	(256)	2,545
Fidelity Series Long-Term Treasury Bond Index Fund	2,489	2,517	1,402	80	(45)	38	3,597
Fidelity Series Opportunistic Insights Fund	4,749	804	254	405	5	(679)	4,625
Fidelity Series Real Estate Equity Fund	783	100	920	13	(39)	76	--
Fidelity Series Real Estate Income Fund	465	54	--	34	--	(23)	496
Fidelity Series Short-Term Credit Fund	350	565	650	7	(4)	4	265
Fidelity Series Small Cap Discovery Fund	1,267	338	45	165	--	(325)	1,235
Fidelity Series Small Cap Opportunities Fund	3,900	1,005	230	472	8	(862)	3,821
Fidelity Series Stock Selector Large Cap Value Fund	7,305	1,218	553	584	(13)	(974)	6,983
Fidelity Series Value Discovery Fund	5,166	823	405	322	(7)	(636)	4,941
Total	$109,906	$27,651	$18,967	$8,686	$125	$(17,764)	$100,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder reports. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2060 Fund

December 31, 2018

Z60-QTLY-0219
1.9884253.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	275	$2,350
Fidelity Series Blue Chip Growth Fund (a)	336	4,257
Fidelity Series Commodity Strategy Fund (a)	438	1,973
Fidelity Series Growth Company Fund (a)	609	8,608
Fidelity Series Intrinsic Opportunities Fund (a)	664	10,288
Fidelity Series Large Cap Stock Fund (a)	708	9,141
Fidelity Series Large Cap Value Index Fund (a)	228	2,541
Fidelity Series Opportunistic Insights Fund (a)	305	4,631
Fidelity Series Small Cap Discovery Fund (a)	129	1,232
Fidelity Series Small Cap Opportunities Fund (a)	331	3,817
Fidelity Series Stock Selector Large Cap Value Fund (a)	651	6,980
Fidelity Series Value Discovery Fund (a)	434	4,937
TOTAL DOMESTIC EQUITY FUNDS
(Cost $69,907)		60,755

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	104	942
Fidelity Series Emerging Markets Fund (a)	109	992
Fidelity Series Emerging Markets Opportunities Fund (a)	541	8,888
Fidelity Series International Growth Fund (a)	687	9,209
Fidelity Series International Small Cap Fund (a)	158	2,224
Fidelity Series International Value Fund (a)	1,056	9,083
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,294)		31,338

Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (a)	70	647
Fidelity Series Floating Rate High Income Fund (a)	18	159
Fidelity Series High Income Fund (a)	161	1,427
Fidelity Series Inflation-Protected Bond Index Fund (a)	32	301
Fidelity Series International Credit Fund (a)	4	34
Fidelity Series Investment Grade Bond Fund (a)	80	866
Fidelity Series Long-Term Treasury Bond Index Fund (a)	422	3,597
Fidelity Series Real Estate Income Fund (a)	49	503
TOTAL BOND FUNDS
(Cost $7,853)		7,534

Short-Term Funds - 1.3%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	1,058	1,058
Fidelity Series Short-Term Credit Fund (a)	27	265
TOTAL SHORT-TERM FUNDS
(Cost $1,323)		1,323
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,377)		100,950
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$100,950

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,207	$1	$2,304	$--	$245	$(149)	$--
Fidelity Series All-Sector Equity Fund	4,192	763	2,034	609	89	(660)	2,350
Fidelity Series Blue Chip Growth Fund	4,333	963	502	606	(2)	(535)	4,257
Fidelity Series Canada Fund	964	199	102	23	(1)	(118)	942
Fidelity Series Commodity Strategy Fund	2,301	514	417	164	(35)	(390)	1,973
Fidelity Series Emerging Markets Debt Fund	648	57	--	30	--	(58)	647
Fidelity Series Emerging Markets Fund	--	1,101	43	4	(3)	(63)	992
Fidelity Series Emerging Markets Opportunities Fund	9,996	3,444	1,884	786	(73)	(2,595)	8,888
Fidelity Series Floating Rate High Income Fund	239	31	102	11	(1)	(8)	159
Fidelity Series Government Money Market Fund 2.43%	1,758	1,888	2,588	21	--	--	1,058
Fidelity Series Growth Company Fund	9,193	2,206	961	1,004	63	(1,893)	8,608
Fidelity Series High Income Fund	1,519	77	66	76	(1)	(102)	1,427
Fidelity Series Inflation-Protected Bond Index Fund	914	84	695	6	(11)	9	301
Fidelity Series International Credit Fund	49	1	15	2	--	(1)	34
Fidelity Series International Growth Fund	9,708	1,862	573	648	(28)	(1,760)	9,209
Fidelity Series International Small Cap Fund	2,422	507	67	221	3	(641)	2,224
Fidelity Series International Value Fund	9,827	1,639	431	353	(1)	(1,951)	9,083
Fidelity Series Intrinsic Opportunities Fund	10,528	2,016	558	905	(20)	(1,678)	10,288
Fidelity Series Investment Grade Bond Fund	524	413	64	12	(2)	(5)	866
Fidelity Series Large Cap Stock Fund	9,478	1,891	697	1,015	4	(1,535)	9,141
Fidelity Series Large Cap Value Index Fund	2,699	311	212	112	--	(257)	2,541
Fidelity Series Long-Term Treasury Bond Index Fund	2,493	2,368	1,255	80	(45)	36	3,597
Fidelity Series Opportunistic Insights Fund	4,749	884	317	410	(10)	(675)	4,631
Fidelity Series Real Estate Equity Fund	805	78	920	13	(41)	78	--
Fidelity Series Real Estate Income Fund	465	61	--	34	--	(23)	503
Fidelity Series Short-Term Credit Fund	350	516	601	7	(4)	4	265
Fidelity Series Small Cap Discovery Fund	1,267	332	41	166	--	(326)	1,232
Fidelity Series Small Cap Opportunities Fund	3,900	984	214	472	7	(860)	3,817
Fidelity Series Stock Selector Large Cap Value Fund	7,305	1,191	530	584	(13)	(973)	6,980
Fidelity Series Value Discovery Fund	5,072	898	389	322	(7)	(637)	4,937
Total	$109,905	$27,280	$18,582	$8,696	$113	$(17,766)	$100,950

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom Income Fund

December 31, 2018

ZMI-QTLY-0219
1.9884229.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	40	$340
Fidelity Series Blue Chip Growth Fund (a)	49	617
Fidelity Series Commodity Strategy Fund (a)	440	1,978
Fidelity Series Growth Company Fund (a)	88	1,248
Fidelity Series Intrinsic Opportunities Fund (a)	94	1,463
Fidelity Series Large Cap Stock Fund (a)	103	1,327
Fidelity Series Large Cap Value Index Fund (a)	33	370
Fidelity Series Opportunistic Insights Fund (a)	44	671
Fidelity Series Small Cap Discovery Fund (a)	19	180
Fidelity Series Small Cap Opportunities Fund (a)	48	555
Fidelity Series Stock Selector Large Cap Value Fund (a)	95	1,014
Fidelity Series Value Discovery Fund (a)	63	718
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,948)		10,481

International Equity Funds - 8.8%
Fidelity Series Canada Fund (a)	27	244
Fidelity Series Emerging Markets Fund (a)	39	359
Fidelity Series Emerging Markets Opportunities Fund (a)	197	3,241
Fidelity Series International Growth Fund (a)	178	2,387
Fidelity Series International Small Cap Fund (a)	41	575
Fidelity Series International Value Fund (a)	257	2,209
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,350)		9,015

Bond Funds - 58.2%
Fidelity Series Emerging Markets Debt Fund (a)	83	765
Fidelity Series Floating Rate High Income Fund (a)	28	251
Fidelity Series High Income Fund (a)	152	1,347
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,427	13,616
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	3,525	38,353
Fidelity Series Long-Term Treasury Bond Index Fund (a)	549	4,683
Fidelity Series Real Estate Income Fund (a)	48	493
TOTAL BOND FUNDS
(Cost $61,566)		59,560

Short-Term Funds - 22.7%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	18,560	18,560
Fidelity Series Short-Term Credit Fund (a)	471	4,646
TOTAL SHORT-TERM FUNDS
(Cost $23,262)		23,206
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $107,126)		102,262
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$102,262

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443	$--	$460	$--	$48	$(31)	$--
Fidelity Series All-Sector Equity Fund	849	132	584	84	18	(75)	340
Fidelity Series Blue Chip Growth Fund	878	195	417	88	39	(78)	617
Fidelity Series Canada Fund	259	84	72	6	--	(27)	244
Fidelity Series Commodity Strategy Fund	2,193	497	344	133	(3)	(365)	1,978
Fidelity Series Emerging Markets Debt Fund	782	51	--	36	--	(68)	765
Fidelity Series Emerging Markets Fund	--	381	--	1	--	(22)	359
Fidelity Series Emerging Markets Opportunities Fund	3,179	1,607	684	276	2	(863)	3,241
Fidelity Series Floating Rate High Income Fund	250	20	6	13	--	(13)	251
Fidelity Series Government Money Market Fund 2.43%	23,960	2,877	8,277	323	--	--	18,560
Fidelity Series Growth Company Fund	1,755	416	722	145	108	(309)	1,248
Fidelity Series High Income Fund	1,552	78	186	72	(3)	(94)	1,347
Fidelity Series Inflation-Protected Bond Index Fund	3,913	10,019	37	234	(1)	(278)	13,616
Fidelity Series International Credit Fund	38	16	--	2	--	(2)	52
Fidelity Series International Growth Fund	2,691	846	725	158	17	(442)	2,387
Fidelity Series International Small Cap Fund	668	213	154	52	5	(157)	575
Fidelity Series International Value Fund	2,640	590	544	86	(4)	(473)	2,209
Fidelity Series Intrinsic Opportunities Fund	2,156	267	751	130	60	(269)	1,463
Fidelity Series Investment Grade Bond Fund	39,273	1,470	1,894	955	(45)	(451)	38,353
Fidelity Series Large Cap Stock Fund	1,920	363	770	159	45	(231)	1,327
Fidelity Series Large Cap Value Index Fund	550	65	217	16	13	(41)	370
Fidelity Series Long-Term Treasury Bond Index Fund	2,147	3,338	807	74	(43)	48	4,683
Fidelity Series Opportunistic Insights Fund	962	157	383	57	33	(98)	671
Fidelity Series Real Estate Equity Fund	173	8	189	3	(9)	17	--
Fidelity Series Real Estate Income Fund	472	44	--	34	--	(23)	493
Fidelity Series Short-Term Credit Fund	5,864	475	1,694	102	(20)	21	4,646
Fidelity Series Small Cap Discovery Fund	262	48	85	28	3	(48)	180
Fidelity Series Small Cap Opportunities Fund	799	152	301	68	22	(117)	555
Fidelity Series Stock Selector Large Cap Value Fund	1,499	174	540	84	8	(127)	1,014
Fidelity Series Value Discovery Fund	1,065	134	405	46	8	(84)	718
Total	$103,192	$24,717	$21,248	$3,465	$301	$(4,700)	$102,262

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2005 Fund

December 31, 2018

Z05-QTLY-0219
1.9884231.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	68	$580
Fidelity Series Blue Chip Growth Fund (a)	85	1,078
Fidelity Series Commodity Strategy Fund (a)	442	1,988
Fidelity Series Growth Company Fund (a)	150	2,125
Fidelity Series Intrinsic Opportunities Fund (a)	160	2,475
Fidelity Series Large Cap Stock Fund (a)	175	2,260
Fidelity Series Large Cap Value Index Fund (a)	57	631
Fidelity Series Opportunistic Insights Fund (a)	75	1,143
Fidelity Series Small Cap Discovery Fund (a)	32	307
Fidelity Series Small Cap Opportunities Fund (a)	82	946
Fidelity Series Stock Selector Large Cap Value Fund (a)	161	1,726
Fidelity Series Value Discovery Fund (a)	108	1,222
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,824)		16,481

International Equity Funds - 11.6%
Fidelity Series Canada Fund (a)	36	328
Fidelity Series Emerging Markets Fund (a)	50	456
Fidelity Series Emerging Markets Opportunities Fund (a)	248	4,069
Fidelity Series International Growth Fund (a)	239	3,206
Fidelity Series International Small Cap Fund (a)	55	772
Fidelity Series International Value Fund (a)	352	3,026
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,638)		11,857

Bond Funds - 53.5%
Fidelity Series Emerging Markets Debt Fund (a)	81	744
Fidelity Series Floating Rate High Income Fund (a)	26	231
Fidelity Series High Income Fund (a)	155	1,376
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,225	11,686
Fidelity Series International Credit Fund (a)	6	52
Fidelity Series Investment Grade Bond Fund (a)	3,246	35,319
Fidelity Series Long-Term Treasury Bond Index Fund (a)	570	4,861
Fidelity Series Real Estate Income Fund (a)	49	500
TOTAL BOND FUNDS
(Cost $56,613)		54,769

Short-Term Funds - 18.8%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	15,417	15,417
Fidelity Series Short-Term Credit Fund (a)	391	3,859
TOTAL SHORT-TERM FUNDS
(Cost $19,321)		19,276
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $108,396)		102,383
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$102,383

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$668	$--	$690	$--	$68	$(46)	$--
Fidelity Series All-Sector Equity Fund	1,281	210	797	146	28	(142)	580
Fidelity Series Blue Chip Growth Fund	1,338	285	454	148	49	(140)	1,078
Fidelity Series Canada Fund	351	89	74	8	--	(38)	328
Fidelity Series Commodity Strategy Fund	2,201	427	261	140	(7)	(372)	1,988
Fidelity Series Emerging Markets Debt Fund	772	39	--	35	--	(67)	744
Fidelity Series Emerging Markets Fund	--	492	9	2	(1)	(26)	456
Fidelity Series Emerging Markets Opportunities Fund	4,172	1,824	795	349	(16)	(1,116)	4,069
Fidelity Series Floating Rate High Income Fund	250	12	19	13	--	(12)	231
Fidelity Series Government Money Market Fund 2.43%	19,357	2,788	6,728	267	--	--	15,417
Fidelity Series Growth Company Fund	2,647	640	790	241	118	(490)	2,125
Fidelity Series High Income Fund	1,555	80	160	74	(2)	(97)	1,376
Fidelity Series Inflation-Protected Bond Index Fund	3,511	8,452	37	201	(1)	(239)	11,686
Fidelity Series International Credit Fund	51	3	--	2	--	(2)	52
Fidelity Series International Growth Fund	3,624	878	714	217	16	(598)	3,206
Fidelity Series International Small Cap Fund	900	250	167	73	5	(216)	772
Fidelity Series International Value Fund	3,575	565	465	118	(2)	(647)	3,026
Fidelity Series Intrinsic Opportunities Fund	3,236	387	773	220	54	(429)	2,475
Fidelity Series Investment Grade Bond Fund	36,345	1,342	1,909	884	(53)	(406)	35,319
Fidelity Series Large Cap Stock Fund	2,895	553	851	261	46	(383)	2,260
Fidelity Series Large Cap Value Index Fund	830	87	233	27	14	(67)	631
Fidelity Series Long-Term Treasury Bond Index Fund	2,293	3,381	818	79	(38)	43	4,861
Fidelity Series Opportunistic Insights Fund	1,451	245	419	100	36	(170)	1,143
Fidelity Series Real Estate Equity Fund	261	3	272	2	(17)	25	--
Fidelity Series Real Estate Income Fund	485	38	--	35	--	(23)	500
Fidelity Series Short-Term Credit Fund	4,728	560	1,429	84	(17)	17	3,859
Fidelity Series Small Cap Discovery Fund	395	74	86	44	2	(78)	307
Fidelity Series Small Cap Opportunities Fund	1,205	246	328	115	23	(200)	946
Fidelity Series Stock Selector Large Cap Value Fund	2,260	261	584	141	9	(220)	1,726
Fidelity Series Value Discovery Fund	1,606	188	433	78	8	(147)	1,222
Total	$104,243	$24,399	$20,295	$4,104	$322	$(6,286)	$102,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2010 Fund

December 31, 2018

Z10-QTLY-0219
1.9884233.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	98	$842
Fidelity Series Blue Chip Growth Fund (a)	122	1,552
Fidelity Series Commodity Strategy Fund (a)	442	1,988
Fidelity Series Growth Company Fund (a)	218	3,085
Fidelity Series Intrinsic Opportunities Fund (a)	232	3,599
Fidelity Series Large Cap Stock Fund (a)	254	3,282
Fidelity Series Large Cap Value Index Fund (a)	82	916
Fidelity Series Opportunistic Insights Fund (a)	109	1,659
Fidelity Series Small Cap Discovery Fund (a)	47	446
Fidelity Series Small Cap Opportunities Fund (a)	119	1,373
Fidelity Series Stock Selector Large Cap Value Fund (a)	234	2,507
Fidelity Series Value Discovery Fund (a)	156	1,775
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,298)		23,024

International Equity Funds - 14.6%
Fidelity Series Canada Fund (a)	46	419
Fidelity Series Emerging Markets Fund (a)	61	556
Fidelity Series Emerging Markets Opportunities Fund (a)	302	4,961
Fidelity Series International Growth Fund (a)	305	4,092
Fidelity Series International Small Cap Fund (a)	70	986
Fidelity Series International Value Fund (a)	455	3,913
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,182)		14,927

Bond Funds - 48.0%
Fidelity Series Emerging Markets Debt Fund (a)	82	753
Fidelity Series Floating Rate High Income Fund (a)	23	209
Fidelity Series High Income Fund (a)	159	1,408
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,002	9,560
Fidelity Series International Credit Fund (a)	6	53
Fidelity Series Investment Grade Bond Fund (a)	2,902	31,570
Fidelity Series Long-Term Treasury Bond Index Fund (a)	593	5,060
Fidelity Series Real Estate Income Fund (a)	48	496
TOTAL BOND FUNDS
(Cost $50,792)		49,109

Short-Term Funds - 14.9%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	12,179	12,179
Fidelity Series Short-Term Credit Fund (a)	309	3,049
TOTAL SHORT-TERM FUNDS
(Cost $15,262)		15,228
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,534)		102,288
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$102,289

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$884	$--	$917	$--	$94	$(61)	$--
Fidelity Series All-Sector Equity Fund	1,696	298	988	202	37	(201)	842
Fidelity Series Blue Chip Growth Fund	1,753	391	438	213	45	(199)	1,552
Fidelity Series Canada Fund	439	102	74	10	(1)	(47)	419
Fidelity Series Commodity Strategy Fund	2,222	379	226	144	(7)	(380)	1,988
Fidelity Series Emerging Markets Debt Fund	762	58	--	35	--	(67)	753
Fidelity Series Emerging Markets Fund	--	603	14	2	(1)	(32)	556
Fidelity Series Emerging Markets Opportunities Fund	5,149	2,094	883	427	(26)	(1,373)	4,961
Fidelity Series Floating Rate High Income Fund	250	24	54	13	--	(11)	209
Fidelity Series Government Money Market Fund 2.43%	15,228	2,613	5,662	212	--	--	12,179
Fidelity Series Growth Company Fund	3,506	899	749	348	113	(684)	3,085
Fidelity Series High Income Fund	1,558	76	124	75	(2)	(100)	1,408
Fidelity Series Inflation-Protected Bond Index Fund	2,900	7,001	141	166	(4)	(196)	9,560
Fidelity Series International Credit Fund	51	4	--	2	--	(2)	53
Fidelity Series International Growth Fund	4,533	967	658	278	10	(760)	4,092
Fidelity Series International Small Cap Fund	1,127	255	125	94	5	(276)	986
Fidelity Series International Value Fund	4,474	686	411	152	(2)	(834)	3,913
Fidelity Series Intrinsic Opportunities Fund	4,286	632	761	317	39	(597)	3,599
Fidelity Series Investment Grade Bond Fund	33,239	1,207	2,456	799	(59)	(361)	31,570
Fidelity Series Large Cap Stock Fund	3,919	781	919	367	45	(544)	3,282
Fidelity Series Large Cap Value Index Fund	1,099	132	233	39	13	(95)	916
Fidelity Series Long-Term Treasury Bond Index Fund	2,246	3,417	610	85	(25)	32	5,060
Fidelity Series Opportunistic Insights Fund	1,922	339	402	139	34	(234)	1,659
Fidelity Series Real Estate Equity Fund	342	2	354	3	(23)	33	--
Fidelity Series Real Estate Income Fund	474	55	11	34	--	(22)	496
Fidelity Series Short-Term Credit Fund	3,833	408	1,192	67	(14)	14	3,049
Fidelity Series Small Cap Discovery Fund	523	107	74	61	1	(111)	446
Fidelity Series Small Cap Opportunities Fund	1,620	356	332	166	23	(294)	1,373
Fidelity Series Stock Selector Large Cap Value Fund	2,994	405	571	205	9	(330)	2,507
Fidelity Series Value Discovery Fund	2,128	288	432	113	7	(216)	1,775
Total	$105,157	$24,579	$19,811	$4,768	$311	$(7,948)	$102,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2015 Fund

December 31, 2018

Z15-QTLY-0219
1.9884235.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	129	$1,104
Fidelity Series Blue Chip Growth Fund (a)	160	2,033
Fidelity Series Commodity Strategy Fund (a)	445	2,002
Fidelity Series Growth Company Fund (a)	286	4,043
Fidelity Series Intrinsic Opportunities Fund (a)	305	4,721
Fidelity Series Large Cap Stock Fund (a)	333	4,302
Fidelity Series Large Cap Value Index Fund (a)	108	1,201
Fidelity Series Opportunistic Insights Fund (a)	143	2,176
Fidelity Series Small Cap Discovery Fund (a)	61	585
Fidelity Series Small Cap Opportunities Fund (a)	156	1,799
Fidelity Series Stock Selector Large Cap Value Fund (a)	307	3,286
Fidelity Series Value Discovery Fund (a)	205	2,327
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,830)		29,579

International Equity Funds - 17.4%
Fidelity Series Canada Fund (a)	56	509
Fidelity Series Emerging Markets Fund (a)	70	636
Fidelity Series Emerging Markets Opportunities Fund (a)	345	5,663
Fidelity Series International Growth Fund (a)	372	4,980
Fidelity Series International Small Cap Fund (a)	85	1,200
Fidelity Series International Value Fund (a)	558	4,798
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,507)		17,786

Bond Funds - 42.2%
Fidelity Series Emerging Markets Debt Fund (a)	79	730
Fidelity Series Floating Rate High Income Fund (a)	17	153
Fidelity Series High Income Fund (a)	163	1,452
Fidelity Series Inflation-Protected Bond Index Fund (a)	781	7,455
Fidelity Series International Credit Fund (a)	6	54
Fidelity Series Investment Grade Bond Fund (a)	2,543	27,665
Fidelity Series Long-Term Treasury Bond Index Fund (a)	605	5,161
Fidelity Series Real Estate Income Fund (a)	48	491
TOTAL BOND FUNDS
(Cost $44,645)		43,161

Short-Term Funds - 11.4%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	9,327	9,327
Fidelity Series Short-Term Credit Fund (a)	237	2,336
TOTAL SHORT-TERM FUNDS
(Cost $11,690)		11,663
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $110,672)		102,189
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$102,190

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,112	$--	$1,151	$--	$116	$(77)	$--
Fidelity Series All-Sector Equity Fund	2,132	414	1,201	278	46	(287)	1,104
Fidelity Series Blue Chip Growth Fund	2,204	500	456	279	46	(261)	2,033
Fidelity Series Canada Fund	532	110	73	12	1	(61)	509
Fidelity Series Commodity Strategy Fund	2,252	347	202	147	(8)	(387)	2,002
Fidelity Series Emerging Markets Debt Fund	741	54	--	33	--	(65)	730
Fidelity Series Emerging Markets Fund	--	688	14	3	(1)	(37)	636
Fidelity Series Emerging Markets Opportunities Fund	5,947	2,227	897	488	(30)	(1,584)	5,663
Fidelity Series Floating Rate High Income Fund	250	26	114	12	(1)	(8)	153
Fidelity Series Government Money Market Fund 2.43%	11,499	2,616	4,788	163	--	--	9,327
Fidelity Series Growth Company Fund	4,439	1,172	803	454	114	(879)	4,043
Fidelity Series High Income Fund	1,550	84	77	77	(1)	(104)	1,452
Fidelity Series Inflation-Protected Bond Index Fund	2,090	5,767	243	131	(6)	(153)	7,455
Fidelity Series International Credit Fund	51	5	--	2	--	(2)	54
Fidelity Series International Growth Fund	5,462	1,100	659	341	10	(933)	4,980
Fidelity Series International Small Cap Fund	1,365	302	134	116	5	(338)	1,200
Fidelity Series International Value Fund	5,419	830	425	187	(1)	(1,025)	4,798
Fidelity Series Intrinsic Opportunities Fund	5,389	730	655	415	30	(773)	4,721
Fidelity Series Investment Grade Bond Fund	29,661	1,118	2,736	708	(69)	(309)	27,665
Fidelity Series Large Cap Stock Fund	4,974	955	961	476	43	(709)	4,302
Fidelity Series Large Cap Value Index Fund	1,382	170	242	52	13	(122)	1,201
Fidelity Series Long-Term Treasury Bond Index Fund	2,362	3,490	695	88	(28)	32	5,161
Fidelity Series Opportunistic Insights Fund	2,416	443	395	189	33	(321)	2,176
Fidelity Series Real Estate Equity Fund	426	4	441	3	(30)	41	--
Fidelity Series Real Estate Income Fund	475	57	20	34	--	(21)	491
Fidelity Series Short-Term Credit Fund	2,821	473	958	51	(9)	9	2,336
Fidelity Series Small Cap Discovery Fund	657	143	66	81	(1)	(148)	585
Fidelity Series Small Cap Opportunities Fund	2,007	457	304	215	21	(382)	1,799
Fidelity Series Stock Selector Large Cap Value Fund	3,764	557	607	269	7	(435)	3,286
Fidelity Series Value Discovery Fund	2,674	356	425	148	7	(285)	2,327
Total	$106,053	$25,195	$19,742	$5,452	$307	$(9,624)	$102,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2020 Fund

December 31, 2018

Z20-QTLY-0219
1.9884237.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	154	$1,319
Fidelity Series Blue Chip Growth Fund (a)	195	2,471
Fidelity Series Commodity Strategy Fund (a)	444	1,997
Fidelity Series Growth Company Fund (a)	342	4,835
Fidelity Series Intrinsic Opportunities Fund (a)	359	5,567
Fidelity Series Large Cap Stock Fund (a)	398	5,142
Fidelity Series Large Cap Value Index Fund (a)	129	1,435
Fidelity Series Opportunistic Insights Fund (a)	171	2,601
Fidelity Series Small Cap Discovery Fund (a)	73	700
Fidelity Series Small Cap Opportunities Fund (a)	186	2,152
Fidelity Series Stock Selector Large Cap Value Fund (a)	366	3,928
Fidelity Series Value Discovery Fund (a)	245	2,781
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,972)		34,928

International Equity Funds - 19.7%
Fidelity Series Canada Fund (a)	65	584
Fidelity Series Emerging Markets Fund (a)	77	700
Fidelity Series Emerging Markets Opportunities Fund (a)	381	6,253
Fidelity Series International Growth Fund (a)	426	5,707
Fidelity Series International Small Cap Fund (a)	98	1,375
Fidelity Series International Value Fund (a)	641	5,509
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,226)		20,128

Bond Funds - 37.3%
Fidelity Series Emerging Markets Debt Fund (a)	78	715
Fidelity Series Floating Rate High Income Fund (a)	17	154
Fidelity Series High Income Fund (a)	167	1,480
Fidelity Series Inflation-Protected Bond Index Fund (a)	579	5,524
Fidelity Series International Credit Fund (a)	7	65
Fidelity Series Investment Grade Bond Fund (a)	2,241	24,386
Fidelity Series Long-Term Treasury Bond Index Fund (a)	618	5,268
Fidelity Series Real Estate Income Fund (a)	48	496
TOTAL BOND FUNDS
(Cost $39,411)		38,088

Short-Term Funds - 8.7%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	7,069	7,069
Fidelity Series Short-Term Credit Fund (a)	180	1,774
TOTAL SHORT-TERM FUNDS
(Cost $8,862)		8,843
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $111,471)		101,987
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$101,988

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,284	$3	$1,328	$--	$130	$(89)	$--
Fidelity Series All-Sector Equity Fund	2,464	456	1,324	319	54	(331)	1,319
Fidelity Series Blue Chip Growth Fund	2,547	632	435	334	42	(315)	2,471
Fidelity Series Canada Fund	602	124	72	14	2	(72)	584
Fidelity Series Commodity Strategy Fund	2,267	340	214	147	(8)	(388)	1,997
Fidelity Series Emerging Markets Debt Fund	741	38	--	33	--	(64)	715
Fidelity Series Emerging Markets Fund	--	748	5	3	--	(43)	700
Fidelity Series Emerging Markets Opportunities Fund	6,573	2,475	1,003	540	(42)	(1,750)	6,253
Fidelity Series Floating Rate High Income Fund	250	11	98	12	(1)	(8)	154
Fidelity Series Government Money Market Fund 2.43%	8,790	2,550	4,271	125	--	--	7,069
Fidelity Series Growth Company Fund	5,134	1,406	751	553	102	(1,056)	4,835
Fidelity Series High Income Fund	1,550	79	42	78	(1)	(106)	1,480
Fidelity Series Inflation-Protected Bond Index Fund	1,236	4,578	170	97	(4)	(116)	5,524
Fidelity Series International Credit Fund	51	17	--	2	--	(3)	65
Fidelity Series International Growth Fund	6,164	1,155	544	394	2	(1,070)	5,707
Fidelity Series International Small Cap Fund	1,544	329	114	134	6	(390)	1,375
Fidelity Series International Value Fund	6,138	900	352	214	2	(1,179)	5,509
Fidelity Series Intrinsic Opportunities Fund	6,227	817	587	493	14	(904)	5,567
Fidelity Series Investment Grade Bond Fund	26,901	895	3,066	634	(84)	(260)	24,386
Fidelity Series Large Cap Stock Fund	5,804	1,097	953	565	39	(845)	5,142
Fidelity Series Large Cap Value Index Fund	1,597	200	228	62	11	(145)	1,435
Fidelity Series Long-Term Treasury Bond Index Fund	2,388	3,536	661	91	(24)	29	5,268
Fidelity Series Opportunistic Insights Fund	2,791	552	392	224	26	(376)	2,601
Fidelity Series Real Estate Equity Fund	487	36	540	5	(31)	48	--
Fidelity Series Real Estate Income Fund	485	34	1	34	--	(22)	496
Fidelity Series Short-Term Credit Fund	2,154	438	818	39	(8)	8	1,774
Fidelity Series Small Cap Discovery Fund	760	164	46	95	(1)	(177)	700
Fidelity Series Small Cap Opportunities Fund	2,319	566	284	259	16	(465)	2,152
Fidelity Series Stock Selector Large Cap Value Fund	4,349	555	460	319	7	(523)	3,928
Fidelity Series Value Discovery Fund	3,090	402	373	177	6	(344)	2,781
Total	$106,687	$25,133	$19,132	$5,996	$255	$(10,956)	$101,987

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2025 Fund

December 31, 2018

Z25-QTLY-0219
1.9884239.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	177	$1,512
Fidelity Series Blue Chip Growth Fund (a)	220	2,792
Fidelity Series Commodity Strategy Fund (a)	443	1,993
Fidelity Series Growth Company Fund (a)	392	5,539
Fidelity Series Intrinsic Opportunities Fund (a)	415	6,423
Fidelity Series Large Cap Stock Fund (a)	456	5,892
Fidelity Series Large Cap Value Index Fund (a)	147	1,645
Fidelity Series Opportunistic Insights Fund (a)	196	2,980
Fidelity Series Small Cap Discovery Fund (a)	84	802
Fidelity Series Small Cap Opportunities Fund (a)	214	2,466
Fidelity Series Stock Selector Large Cap Value Fund (a)	420	4,501
Fidelity Series Value Discovery Fund (a)	280	3,187
TOTAL DOMESTIC EQUITY FUNDS
(Cost $45,544)		39,732

International Equity Funds - 21.8%
Fidelity Series Canada Fund (a)	72	647
Fidelity Series Emerging Markets Fund (a)	83	759
Fidelity Series Emerging Markets Opportunities Fund (a)	411	6,744
Fidelity Series International Growth Fund (a)	472	6,329
Fidelity Series International Small Cap Fund (a)	108	1,525
Fidelity Series International Value Fund (a)	716	6,158
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,601)		22,162

Bond Funds - 33.2%
Fidelity Series Emerging Markets Debt Fund (a)	76	700
Fidelity Series Floating Rate High Income Fund (a)	17	154
Fidelity Series High Income Fund (a)	166	1,471
Fidelity Series Inflation-Protected Bond Index Fund (a)	461	4,401
Fidelity Series International Credit Fund (a)	7	66
Fidelity Series Investment Grade Bond Fund (a)	1,903	20,707
Fidelity Series Long-Term Treasury Bond Index Fund (a)	678	5,782
Fidelity Series Real Estate Income Fund (a)	48	496
TOTAL BOND FUNDS
(Cost $34,932)		33,777

Short-Term Funds - 6.0%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	4,928	4,928
Fidelity Series Short-Term Credit Fund (a)	126	1,238
TOTAL SHORT-TERM FUNDS
(Cost $6,179)		6,166
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $112,256)		101,837
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$101,837

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,446	$--	$1,496	$--	$150	$(100)	$--
Fidelity Series All-Sector Equity Fund	2,774	534	1,451	382	60	(405)	1,512
Fidelity Series Blue Chip Growth Fund	2,867	646	399	384	36	(358)	2,792
Fidelity Series Canada Fund	665	137	76	16	--	(79)	647
Fidelity Series Commodity Strategy Fund	2,284	325	216	150	(11)	(389)	1,993
Fidelity Series Emerging Markets Debt Fund	731	32	--	33	--	(63)	700
Fidelity Series Emerging Markets Fund	--	823	17	3	(1)	(46)	759
Fidelity Series Emerging Markets Opportunities Fund	7,122	2,571	1,003	584	(48)	(1,898)	6,744
Fidelity Series Floating Rate High Income Fund	250	12	99	12	(1)	(8)	154
Fidelity Series Government Money Market Fund 2.43%	6,818	2,114	4,004	91	--	--	4,928
Fidelity Series Growth Company Fund	5,867	1,563	779	635	98	(1,210)	5,539
Fidelity Series High Income Fund	1,540	77	40	78	(1)	(105)	1,471
Fidelity Series Inflation-Protected Bond Index Fund	877	3,729	108	77	(3)	(94)	4,401
Fidelity Series International Credit Fund	51	18	--	3	--	(3)	66
Fidelity Series International Growth Fund	6,786	1,098	364	438	5	(1,196)	6,329
Fidelity Series International Small Cap Fund	1,693	326	67	149	4	(431)	1,525
Fidelity Series International Value Fund	6,778	1,014	322	240	4	(1,316)	6,158
Fidelity Series Intrinsic Opportunities Fund	6,932	1,004	474	568	--	(1,039)	6,423
Fidelity Series Investment Grade Bond Fund	23,448	831	3,274	545	(80)	(218)	20,707
Fidelity Series Large Cap Stock Fund	6,472	1,182	824	647	34	(972)	5,892
Fidelity Series Large Cap Value Index Fund	1,797	206	202	71	10	(166)	1,645
Fidelity Series Long-Term Treasury Bond Index Fund	2,390	4,119	737	104	(32)	42	5,782
Fidelity Series Opportunistic Insights Fund	3,142	568	314	260	24	(440)	2,980
Fidelity Series Real Estate Equity Fund	543	45	607	6	(34)	53	--
Fidelity Series Real Estate Income Fund	475	44	--	34	--	(23)	496
Fidelity Series Short-Term Credit Fund	1,699	304	765	28	(8)	8	1,238
Fidelity Series Small Cap Discovery Fund	855	175	26	107	--	(202)	802
Fidelity Series Small Cap Opportunities Fund	2,611	636	259	299	14	(536)	2,466
Fidelity Series Stock Selector Large Cap Value Fund	4,896	603	395	369	6	(609)	4,501
Fidelity Series Value Discovery Fund	3,479	405	305	203	5	(397)	3,187
Total	$107,288	$25,141	$18,623	$6,516	$231	$(12,200)	$101,837

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2030 Fund

December 31, 2018

Z30-QTLY-0219
1.9884241.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	216	$1,844
Fidelity Series Blue Chip Growth Fund (a)	264	3,353
Fidelity Series Commodity Strategy Fund (a)	443	1,992
Fidelity Series Growth Company Fund (a)	478	6,757
Fidelity Series Intrinsic Opportunities Fund (a)	516	7,986
Fidelity Series Large Cap Stock Fund (a)	556	7,187
Fidelity Series Large Cap Value Index Fund (a)	180	2,006
Fidelity Series Opportunistic Insights Fund (a)	240	3,647
Fidelity Series Small Cap Discovery Fund (a)	102	978
Fidelity Series Small Cap Opportunities Fund (a)	261	3,008
Fidelity Series Stock Selector Large Cap Value Fund (a)	512	5,490
Fidelity Series Value Discovery Fund (a)	342	3,887
TOTAL DOMESTIC EQUITY FUNDS
(Cost $55,248)		48,135

International Equity Funds - 25.4%
Fidelity Series Canada Fund (a)	84	762
Fidelity Series Emerging Markets Fund (a)	94	853
Fidelity Series Emerging Markets Opportunities Fund (a)	465	7,640
Fidelity Series International Growth Fund (a)	557	7,469
Fidelity Series International Small Cap Fund (a)	127	1,794
Fidelity Series International Value Fund (a)	851	7,316
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $29,856)		25,834

Bond Funds - 25.3%
Fidelity Series Emerging Markets Debt Fund (a)	75	690
Fidelity Series Floating Rate High Income Fund (a)	21	186
Fidelity Series High Income Fund (a)	164	1,454
Fidelity Series Inflation-Protected Bond Index Fund (a)	118	1,127
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	1,456	15,840
Fidelity Series Long-Term Treasury Bond Index Fund (a)	691	5,898
Fidelity Series Real Estate Income Fund (a)	47	486
TOTAL BOND FUNDS
(Cost $26,581)		25,737

Short-Term Funds - 2.1%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	1,699	1,699
Fidelity Series Short-Term Credit Fund (a)	43	425
TOTAL SHORT-TERM FUNDS
(Cost $2,126)		2,124
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $113,811)		101,830
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$101,831

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,787	$--	$1,841	$--	$178	$(124)	$--
Fidelity Series All-Sector Equity Fund	3,427	601	1,757	472	73	(500)	1,844
Fidelity Series Blue Chip Growth Fund	3,543	702	495	475	30	(427)	3,353
Fidelity Series Canada Fund	802	165	111	19	1	(95)	762
Fidelity Series Commodity Strategy Fund	2,300	321	225	152	(12)	(392)	1,992
Fidelity Series Emerging Markets Debt Fund	720	32	--	32	--	(62)	690
Fidelity Series Emerging Markets Fund	--	942	34	4	(2)	(53)	853
Fidelity Series Emerging Markets Opportunities Fund	8,381	2,835	1,318	670	(67)	(2,191)	7,640
Fidelity Series Floating Rate High Income Fund	239	17	59	12	(1)	(10)	186
Fidelity Series Government Money Market Fund 2.43%	1,625	1,877	1,803	28	--	--	1,699
Fidelity Series Growth Company Fund	7,220	1,745	823	781	101	(1,486)	6,757
Fidelity Series High Income Fund	1,519	78	38	77	(1)	(104)	1,454
Fidelity Series Inflation-Protected Bond Index Fund	840	643	344	17	(4)	(8)	1,127
Fidelity Series International Credit Fund	51	7	--	2	--	(2)	56
Fidelity Series International Growth Fund	8,098	1,215	425	519	4	(1,423)	7,469
Fidelity Series International Small Cap Fund	2,021	393	108	177	1	(513)	1,794
Fidelity Series International Value Fund	8,176	1,172	471	285	5	(1,566)	7,316
Fidelity Series Intrinsic Opportunities Fund	8,600	1,247	562	708	(7)	(1,292)	7,986
Fidelity Series Investment Grade Bond Fund	16,810	1,223	1,974	409	(67)	(152)	15,840
Fidelity Series Large Cap Stock Fund	7,747	1,373	763	799	27	(1,197)	7,187
Fidelity Series Large Cap Value Index Fund	2,221	199	220	87	8	(202)	2,006
Fidelity Series Long-Term Treasury Bond Index Fund	2,462	4,344	910	109	(44)	46	5,898
Fidelity Series Opportunistic Insights Fund	3,883	620	341	319	23	(538)	3,647
Fidelity Series Real Estate Equity Fund	666	8	699	7	(40)	65	--
Fidelity Series Real Estate Income Fund	475	33	--	34	--	(22)	486
Fidelity Series Short-Term Credit Fund	345	471	392	9	(2)	3	425
Fidelity Series Small Cap Discovery Fund	1,056	204	30	132	--	(252)	978
Fidelity Series Small Cap Opportunities Fund	3,227	725	295	371	16	(665)	3,008
Fidelity Series Stock Selector Large Cap Value Fund	6,050	727	539	456	4	(752)	5,490
Fidelity Series Value Discovery Fund	4,300	447	375	250	4	(489)	3,887
Total	$108,591	$24,366	$16,952	$7,412	$228	$(14,403)	$101,830

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2035 Fund

December 31, 2018

Z35-QTLY-0219
1.9884243.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	260	$2,225
Fidelity Series Blue Chip Growth Fund (a)	318	4,033
Fidelity Series Commodity Strategy Fund (a)	440	1,982
Fidelity Series Growth Company Fund (a)	576	8,139
Fidelity Series Intrinsic Opportunities Fund (a)	628	9,730
Fidelity Series Large Cap Stock Fund (a)	670	8,658
Fidelity Series Large Cap Value Index Fund (a)	216	2,407
Fidelity Series Opportunistic Insights Fund (a)	289	4,386
Fidelity Series Small Cap Discovery Fund (a)	122	1,167
Fidelity Series Small Cap Opportunities Fund (a)	313	3,615
Fidelity Series Stock Selector Large Cap Value Fund (a)	617	6,611
Fidelity Series Value Discovery Fund (a)	411	4,677
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,248)		57,630

International Equity Funds - 29.6%
Fidelity Series Canada Fund (a)	99	899
Fidelity Series Emerging Markets Fund (a)	105	959
Fidelity Series Emerging Markets Opportunities Fund (a)	523	8,589
Fidelity Series International Growth Fund (a)	656	8,791
Fidelity Series International Small Cap Fund (a)	150	2,119
Fidelity Series International Value Fund (a)	1,008	8,672
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,742)		30,029

Bond Funds - 11.5%
Fidelity Series Emerging Markets Debt Fund (a)	74	679
Fidelity Series Floating Rate High Income Fund (a)	19	169
Fidelity Series High Income Fund (a)	164	1,455
Fidelity Series Inflation-Protected Bond Index Fund (a)	32	302
Fidelity Series International Credit Fund (a)	5	45
Fidelity Series Investment Grade Bond Fund (a)	239	2,603
Fidelity Series Long-Term Treasury Bond Index Fund (a)	688	5,871
Fidelity Series Real Estate Income Fund (a)	47	483
TOTAL BOND FUNDS
(Cost $11,952)		11,607

Short-Term Funds - 2.1%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	1,691	1,691
Fidelity Series Short-Term Credit Fund (a)	43	423
TOTAL SHORT-TERM FUNDS
(Cost $2,117)		2,114
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,059)		101,380
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$101,380

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,123	$--	$2,195	$--	$218	$(146)	$--
Fidelity Series All-Sector Equity Fund	4,071	667	1,989	571	87	(611)	2,225
Fidelity Series Blue Chip Growth Fund	4,208	943	609	583	(12)	(497)	4,033
Fidelity Series Canada Fund	938	170	97	22	--	(112)	899
Fidelity Series Commodity Strategy Fund	2,284	372	265	155	(17)	(392)	1,982
Fidelity Series Emerging Markets Debt Fund	710	74	45	31	(2)	(58)	679
Fidelity Series Emerging Markets Fund	--	1,066	43	4	(3)	(61)	959
Fidelity Series Emerging Markets Opportunities Fund	9,789	3,280	1,898	759	(63)	(2,519)	8,589
Fidelity Series Floating Rate High Income Fund	239	20	80	12	(1)	(9)	169
Fidelity Series Government Money Market Fund 2.43%	1,785	1,324	1,418	27	--	--	1,691
Fidelity Series Growth Company Fund	8,679	1,997	826	948	78	(1,789)	8,139
Fidelity Series High Income Fund	1,509	77	25	76	(1)	(105)	1,455
Fidelity Series Inflation-Protected Bond Index Fund	881	41	620	6	(8)	8	302
Fidelity Series International Credit Fund	52	1	6	2	--	(2)	45
Fidelity Series International Growth Fund	9,425	1,676	613	615	(21)	(1,676)	8,791
Fidelity Series International Small Cap Fund	2,352	441	65	210	2	(611)	2,119
Fidelity Series International Value Fund	9,564	1,475	504	338	(3)	(1,860)	8,672
Fidelity Series Intrinsic Opportunities Fund	10,294	1,570	537	863	(23)	(1,574)	9,730
Fidelity Series Investment Grade Bond Fund	3,132	1,443	1,942	63	(55)	25	2,603
Fidelity Series Large Cap Stock Fund	9,204	1,620	727	967	18	(1,457)	8,658
Fidelity Series Large Cap Value Index Fund	2,636	216	205	106	2	(242)	2,407
Fidelity Series Long-Term Treasury Bond Index Fund	2,455	4,473	1,051	111	(48)	42	5,871
Fidelity Series Opportunistic Insights Fund	4,611	679	278	382	15	(641)	4,386
Fidelity Series Real Estate Equity Fund	786	65	885	9	(42)	76	--
Fidelity Series Real Estate Income Fund	465	40	--	33	--	(22)	483
Fidelity Series Short-Term Credit Fund	349	342	268	9	(1)	1	423
Fidelity Series Small Cap Discovery Fund	1,238	255	18	159	--	(308)	1,167
Fidelity Series Small Cap Opportunities Fund	3,810	838	230	452	13	(816)	3,615
Fidelity Series Stock Selector Large Cap Value Fund	7,097	967	529	554	(4)	(920)	6,611
Fidelity Series Value Discovery Fund	5,065	537	324	304	(4)	(597)	4,677
Total	$109,751	$26,669	$18,292	$8,371	$125	$(16,873)	$101,380

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2040 Fund

December 31, 2018

Z40-QTLY-0219
1.9884245.101

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	273	$2,338
Fidelity Series Blue Chip Growth Fund (a)	336	4,257
Fidelity Series Commodity Strategy Fund (a)	438	1,973
Fidelity Series Growth Company Fund (a)	609	8,607
Fidelity Series Intrinsic Opportunities Fund (a)	663	10,265
Fidelity Series Large Cap Stock Fund (a)	708	9,144
Fidelity Series Large Cap Value Index Fund (a)	228	2,544
Fidelity Series Opportunistic Insights Fund (a)	304	4,620
Fidelity Series Small Cap Discovery Fund (a)	129	1,235
Fidelity Series Small Cap Opportunities Fund (a)	331	3,820
Fidelity Series Stock Selector Large Cap Value Fund (a)	651	6,982
Fidelity Series Value Discovery Fund (a)	434	4,940
TOTAL DOMESTIC EQUITY FUNDS
(Cost $69,889)		60,725

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	103	935
Fidelity Series Emerging Markets Fund (a)	109	992
Fidelity Series Emerging Markets Opportunities Fund (a)	541	8,887
Fidelity Series International Growth Fund (a)	688	9,220
Fidelity Series International Small Cap Fund (a)	158	2,224
Fidelity Series International Value Fund (a)	1,055	9,077
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,287)		31,335

Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (a)	74	681
Fidelity Series Floating Rate High Income Fund (a)	19	172
Fidelity Series High Income Fund (a)	161	1,427
Fidelity Series Inflation-Protected Bond Index Fund (a)	32	301
Fidelity Series International Credit Fund (a)	5	45
Fidelity Series Investment Grade Bond Fund (a)	77	842
Fidelity Series Long-Term Treasury Bond Index Fund (a)	422	3,596
Fidelity Series Real Estate Income Fund (a)	48	492
TOTAL BOND FUNDS
(Cost $7,878)		7,556

Short-Term Funds - 1.3%
Fidelity Series Government Money Market Fund 2.43% (a)(b)	1,058	1,058
Fidelity Series Short-Term Credit Fund (a)	27	265
TOTAL SHORT-TERM FUNDS
(Cost $1,323)		1,323
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,377)		100,939
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$100,939

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,185	$--	$2,280	$--	$246	$(151)	$--
Fidelity Series All-Sector Equity Fund	4,191	747	2,046	600	89	(643)	2,338
Fidelity Series Blue Chip Growth Fund	4,332	1,054	585	609	(17)	(527)	4,257
Fidelity Series Canada Fund	964	191	105	22	(1)	(114)	935
Fidelity Series Commodity Strategy Fund	2,285	534	421	164	(35)	(390)	1,973
Fidelity Series Emerging Markets Debt Fund	710	33	--	32	--	(62)	681
Fidelity Series Emerging Markets Fund	--	1,100	42	4	(3)	(63)	992
Fidelity Series Emerging Markets Opportunities Fund	9,958	3,503	1,905	786	(81)	(2,588)	8,887
Fidelity Series Floating Rate High Income Fund	239	12	69	12	(1)	(9)	172
Fidelity Series Government Money Market Fund 2.43%	1,770	1,945	2,657	21	--	--	1,058
Fidelity Series Growth Company Fund	8,882	2,167	618	1,003	57	(1,881)	8,607
Fidelity Series High Income Fund	1,530	76	76	76	(1)	(102)	1,427
Fidelity Series Inflation-Protected Bond Index Fund	906	81	684	6	(11)	9	301
Fidelity Series International Credit Fund	34	13	--	2	--	(2)	45
Fidelity Series International Growth Fund	9,706	1,865	557	650	(32)	(1,762)	9,220
Fidelity Series International Small Cap Fund	2,422	520	81	220	2	(639)	2,224
Fidelity Series International Value Fund	9,825	1,623	419	353	(2)	(1,950)	9,077
Fidelity Series Intrinsic Opportunities Fund	10,607	1,869	518	904	(20)	(1,673)	10,265
Fidelity Series Investment Grade Bond Fund	523	398	73	12	(2)	(4)	842
Fidelity Series Large Cap Stock Fund	9,473	1,870	664	1,015	2	(1,537)	9,144
Fidelity Series Large Cap Value Index Fund	2,707	313	218	112	(1)	(257)	2,544
Fidelity Series Long-Term Treasury Bond Index Fund	2,486	2,612	1,494	80	(46)	38	3,596
Fidelity Series Opportunistic Insights Fund	4,882	781	372	404	7	(678)	4,620
Fidelity Series Real Estate Equity Fund	801	83	920	13	(42)	78	--
Fidelity Series Real Estate Income Fund	465	50	--	34	--	(23)	492
Fidelity Series Short-Term Credit Fund	349	537	621	7	(4)	4	265
Fidelity Series Small Cap Discovery Fund	1,292	313	43	167	(1)	(326)	1,235
Fidelity Series Small Cap Opportunities Fund	3,899	1,000	225	472	8	(862)	3,820
Fidelity Series Stock Selector Large Cap Value Fund	7,276	1,240	546	584	(8)	(980)	6,982
Fidelity Series Value Discovery Fund	5,185	797	401	321	(8)	(633)	4,940
Total	$109,884	$27,327	$18,640	$8,685	$95	$(17,727)	$100,939

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend Income Fund

December 31, 2018

FBF-YIN-QTLY-0219
1.9892458.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,405	$43,173
Fidelity Series Commodity Strategy Fund (a)	11,040	49,679
Fidelity Series Large Cap Growth Index Fund (a)	3,871	33,600
Fidelity Series Large Cap Stock Fund (a)	2,597	33,553
Fidelity Series Large Cap Value Index Fund (a)	5,651	63,003
Fidelity Series Small Cap Opportunities Fund (a)	1,467	16,934
Fidelity Series Value Discovery Fund (a)	1,753	19,929
TOTAL DOMESTIC EQUITY FUNDS
(Cost $280,330)		259,871

International Equity Funds - 9.0%
Fidelity Series Canada Fund (a)	668	6,036
Fidelity Series Emerging Markets Fund (a)	977	8,897
Fidelity Series Emerging Markets Opportunities Fund (a)	4,872	79,991
Fidelity Series International Growth Fund (a)	3,889	52,112
Fidelity Series International Index Fund (a)	1,547	13,811
Fidelity Series International Small Cap Fund (a)	982	13,837
Fidelity Series International Value Fund (a)	5,859	50,384
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $239,338)		225,068

Bond Funds - 58.0%
Fidelity Series Corporate Bond Fund (a)	19,799	193,041
Fidelity Series Emerging Markets Debt Fund (a)	1,653	15,244
Fidelity Series Floating Rate High Income Fund (a)	545	4,917
Fidelity Series Government Bond Index Fund (a)	26,381	265,654
Fidelity Series High Income Fund (a)	3,621	32,157
Fidelity Series Inflation-Protected Bond Index Fund (a)	35,179	335,612
Fidelity Series Investment Grade Bond Fund (a)	26,049	283,411
Fidelity Series Investment Grade Securitized Fund (a)	20,178	202,383
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,506	115,208
Fidelity Series Real Estate Income Fund (a)	1,147	11,758
TOTAL BOND FUNDS
(Cost $1,462,055)		1,459,385

Short-Term Funds - 22.7%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	114,501	114,501
Fidelity Series Short-Term Credit Fund (a)	11,620	114,574
Fidelity Series Treasury Bill Index Fund (a)	34,287	342,525
TOTAL SHORT-TERM FUNDS
(Cost $571,983)		571,649
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,553,706)		2,515,973
NET OTHER ASSETS (LIABILITIES) - 0.0%		(372)
NET ASSETS - 100%		$2,515,601

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$51,018	$2,843	$2,359	$(672)	$(4,330)	$43,173
Fidelity Series Canada Fund	--	6,724	245	71	(49)	(394)	6,036
Fidelity Series Commodity Strategy Fund	--	56,110	2,932	1,304	(298)	(3,201)	49,679
Fidelity Series Corporate Bond Fund	--	203,434	9,006	1,231	(209)	(1,178)	193,041
Fidelity Series Emerging Markets Debt Fund	--	15,929	589	141	(17)	(79)	15,244
Fidelity Series Emerging Markets Fund	--	9,557	459	19	(40)	(161)	8,897
Fidelity Series Emerging Markets Opportunities Fund	--	89,573	4,496	3,408	(558)	(4,528)	79,991
Fidelity Series Floating Rate High Income Fund	--	5,223	148	85	(8)	(150)	4,917
Fidelity Series Government Bond Index Fund	--	278,706	14,601	1,072	(55)	1,604	265,654
Fidelity Series Government Money Market Fund 2.43%	--	120,172	5,671	375	--	--	114,501
Fidelity Series High Income Fund	--	34,596	1,275	387	(114)	(1,050)	32,157
Fidelity Series Inflation-Protected Bond Index Fund	--	354,378	14,937	2,995	(376)	(3,453)	335,612
Fidelity Series International Growth Fund	--	58,923	2,465	1,770	(519)	(3,827)	52,112
Fidelity Series International Index Fund	--	15,054	539	41	(77)	(627)	13,811
Fidelity Series International Small Cap Fund	--	15,845	621	660	(164)	(1,223)	13,837
Fidelity Series International Value Fund	--	56,597	2,258	973	(445)	(3,510)	50,384
Fidelity Series Investment Grade Bond Fund	--	295,925	12,137	1,638	(157)	(220)	283,411
Fidelity Series Investment Grade Securitized Fund	--	212,584	10,967	989	(38)	804	202,383
Fidelity Series Large Cap Growth Index Fund	--	38,451	2,323	94	(324)	(2,204)	33,600
Fidelity Series Large Cap Stock Fund	--	39,187	2,479	721	(339)	(2,816)	33,553
Fidelity Series Large Cap Value Index Fund	--	73,102	5,318	1,387	(533)	(4,248)	63,003
Fidelity Series Long-Term Treasury Bond Index Fund	--	118,844	5,007	515	(60)	1,431	115,208
Fidelity Series Real Estate Income Fund	--	12,640	461	270	(42)	(379)	11,758
Fidelity Series Short-Term Credit Fund	--	120,218	5,572	501	(19)	(53)	114,574
Fidelity Series Small Cap Opportunities Fund	--	20,290	922	826	(308)	(2,126)	16,934
Fidelity Series Treasury Bill Index Fund	--	359,346	16,527	1,214	(13)	(281)	342,525
Fidelity Series Value Discovery Fund	--	23,234	1,586	655	(185)	(1,534)	19,929
Total	$--	$2,685,660	$126,384	$25,701	$(5,619)	$(37,733)	$2,515,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2005 Fund

December 31, 2018

FBF-Y05-QTLY-0219
1.9892460.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,007	$50,810
Fidelity Series Commodity Strategy Fund (a)	7,631	34,341
Fidelity Series Large Cap Growth Index Fund (a)	4,569	39,662
Fidelity Series Large Cap Stock Fund (a)	3,065	39,599
Fidelity Series Large Cap Value Index Fund (a)	6,656	74,217
Fidelity Series Small Cap Opportunities Fund (a)	1,723	19,885
Fidelity Series Value Discovery Fund (a)	2,070	23,532
TOTAL DOMESTIC EQUITY FUNDS
(Cost $310,530)		282,046

International Equity Funds - 11.7%
Fidelity Series Canada Fund (a)	619	5,593
Fidelity Series Emerging Markets Fund (a)	849	7,731
Fidelity Series Emerging Markets Opportunities Fund (a)	4,225	69,381
Fidelity Series International Growth Fund (a)	3,609	48,361
Fidelity Series International Index Fund (a)	1,430	12,767
Fidelity Series International Small Cap Fund (a)	908	12,795
Fidelity Series International Value Fund (a)	5,467	47,018
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $220,214)		203,646

Bond Funds - 53.3%
Fidelity Series Corporate Bond Fund (a)	12,610	122,951
Fidelity Series Emerging Markets Debt Fund (a)	1,157	10,670
Fidelity Series Floating Rate High Income Fund (a)	389	3,507
Fidelity Series Government Bond Index Fund (a)	16,805	169,223
Fidelity Series High Income Fund (a)	2,527	22,443
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,879	199,181
Fidelity Series Investment Grade Bond Fund (a)	16,591	180,510
Fidelity Series Investment Grade Securitized Fund (a)	12,854	128,922
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,692	82,670
Fidelity Series Real Estate Income Fund (a)	800	8,202
TOTAL BOND FUNDS
(Cost $932,539)		928,279

Short-Term Funds - 18.8%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	65,720	65,720
Fidelity Series Short-Term Credit Fund (a)	6,670	65,765
Fidelity Series Treasury Bill Index Fund (a)	19,716	196,968
TOTAL SHORT-TERM FUNDS
(Cost $328,739)		328,502
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,792,022)		1,742,473
NET OTHER ASSETS (LIABILITIES) - 0.0%		(219)
NET ASSETS - 100%		$1,742,254

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$59,452	$1,233	$3,550	$(136)	$(7,273)	$50,810
Fidelity Series Canada Fund	--	6,064	13	65	(1)	(457)	5,593
Fidelity Series Commodity Strategy Fund	--	38,105	1,072	1,241	(31)	(2,661)	34,341
Fidelity Series Corporate Bond Fund	--	126,088	1,937	912	(40)	(1,160)	122,951
Fidelity Series Emerging Markets Debt Fund	--	10,754	24	115	(1)	(59)	10,670
Fidelity Series Emerging Markets Fund	--	8,115	120	16	(8)	(256)	7,731
Fidelity Series Emerging Markets Opportunities Fund	--	75,887	1,452	2,901	(61)	(4,993)	69,381
Fidelity Series Floating Rate High Income Fund	--	3,629	7	66	--	(115)	3,507
Fidelity Series Government Bond Index Fund	--	173,302	4,729	795	(57)	707	169,223
Fidelity Series Government Money Market Fund 2.43%	--	66,790	1,070	249	--	--	65,720
Fidelity Series High Income Fund	--	23,353	52	303	(2)	(856)	22,443
Fidelity Series Inflation-Protected Bond Index Fund	--	204,170	2,379	1,807	(33)	(2,577)	199,181
Fidelity Series International Growth Fund	--	53,724	725	1,622	(54)	(4,584)	48,361
Fidelity Series International Index Fund	--	13,618	67	38	(4)	(780)	12,767
Fidelity Series International Small Cap Fund	--	14,342	113	609	(10)	(1,424)	12,795
Fidelity Series International Value Fund	--	51,427	314	888	(21)	(4,074)	47,018
Fidelity Series Investment Grade Bond Fund	--	183,150	2,041	1,172	(33)	(566)	180,510
Fidelity Series Investment Grade Securitized Fund	--	132,100	3,432	724	(37)	291	128,922
Fidelity Series Large Cap Growth Index Fund	--	44,261	1,255	108	(51)	(3,293)	39,662
Fidelity Series Large Cap Stock Fund	--	45,065	1,553	847	(13)	(3,900)	39,599
Fidelity Series Large Cap Value Index Fund	--	83,844	3,745	1,579	(22)	(5,860)	74,217
Fidelity Series Long-Term Treasury Bond Index Fund	--	83,189	886	431	(41)	408	82,670
Fidelity Series Real Estate Income Fund	--	8,555	19	220	(1)	(333)	8,202
Fidelity Series Short-Term Credit Fund	--	66,837	1,010	326	(3)	(59)	65,765
Fidelity Series Small Cap Opportunities Fund	--	23,498	183	1,212	(30)	(3,400)	19,885
Fidelity Series Treasury Bill Index Fund	--	200,274	3,128	804	--	(178)	196,968
Fidelity Series Value Discovery Fund	--	26,619	977	745	(13)	(2,097)	23,532
Total	$--	$1,826,212	$33,536	$23,345	$(703)	$(49,549)	$1,742,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2010 Fund

December 31, 2018

FBF-Y10-QTLY-0219
1.9892462.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,376	$68,171
Fidelity Series Commodity Strategy Fund (a)	7,048	31,716
Fidelity Series Large Cap Growth Index Fund (a)	6,118	53,108
Fidelity Series Large Cap Stock Fund (a)	4,105	53,038
Fidelity Series Large Cap Value Index Fund (a)	8,927	99,540
Fidelity Series Small Cap Opportunities Fund (a)	2,315	26,712
Fidelity Series Value Discovery Fund (a)	2,774	31,537
TOTAL DOMESTIC EQUITY FUNDS
(Cost $406,761)		363,822

International Equity Funds - 14.7%
Fidelity Series Canada Fund (a)	730	6,600
Fidelity Series Emerging Markets Fund (a)	958	8,727
Fidelity Series Emerging Markets Opportunities Fund (a)	4,753	78,052
Fidelity Series International Growth Fund (a)	4,262	57,106
Fidelity Series International Index Fund (a)	1,692	15,109
Fidelity Series International Small Cap Fund (a)	1,074	15,137
Fidelity Series International Value Fund (a)	6,465	55,603
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $259,188)		236,334

Bond Funds - 47.8%
Fidelity Series Corporate Bond Fund (a)	10,423	101,625
Fidelity Series Emerging Markets Debt Fund (a)	1,080	9,956
Fidelity Series Floating Rate High Income Fund (a)	372	3,352
Fidelity Series Government Bond Index Fund (a)	13,891	139,881
Fidelity Series High Income Fund (a)	2,347	20,839
Fidelity Series Inflation-Protected Bond Index Fund (a)	15,778	150,525
Fidelity Series Investment Grade Bond Fund (a)	13,717	149,246
Fidelity Series Investment Grade Securitized Fund (a)	10,631	106,628
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,326	79,554
Fidelity Series Real Estate Income Fund (a)	744	7,631
TOTAL BOND FUNDS
(Cost $772,809)		769,237

Short-Term Funds - 14.9%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	47,998	47,998
Fidelity Series Short-Term Credit Fund (a)	4,872	48,035
Fidelity Series Treasury Bill Index Fund (a)	14,402	143,872
TOTAL SHORT-TERM FUNDS
(Cost $240,124)		239,954
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,678,882)		1,609,347
NET OTHER ASSETS (LIABILITIES) - 0.0%		(301)
NET ASSETS - 100%		$1,609,046

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$80,432	$1,230	$5,148	$(176)	$(10,855)	$68,171
Fidelity Series Canada Fund	--	7,267	23	92	(3)	(641)	6,600
Fidelity Series Commodity Strategy Fund	--	35,619	1,125	1,241	(31)	(2,747)	31,716
Fidelity Series Corporate Bond Fund	--	104,944	2,232	837	(46)	(1,041)	101,625
Fidelity Series Emerging Markets Debt Fund	--	10,053	33	118	(1)	(63)	9,956
Fidelity Series Emerging Markets Fund	--	9,167	96	22	(7)	(337)	8,727
Fidelity Series Emerging Markets Opportunities Fund	--	86,564	1,716	3,983	(76)	(6,720)	78,052
Fidelity Series Floating Rate High Income Fund	--	3,483	9	69	--	(122)	3,352
Fidelity Series Government Bond Index Fund	--	144,113	4,896	729	(53)	717	139,881
Fidelity Series Government Money Market Fund 2.43%	--	49,056	1,058	201	--	--	47,998
Fidelity Series High Income Fund	--	21,844	72	318	(3)	(930)	20,839
Fidelity Series Inflation-Protected Bond Index Fund	--	155,527	2,807	1,523	(36)	(2,159)	150,525
Fidelity Series International Growth Fund	--	64,617	1,016	2,343	(76)	(6,419)	57,106
Fidelity Series International Index Fund	--	16,288	103	53	(7)	(1,069)	15,109
Fidelity Series International Small Cap Fund	--	17,321	165	880	(14)	(2,005)	15,137
Fidelity Series International Value Fund	--	61,727	422	1,289	(39)	(5,663)	55,603
Fidelity Series Investment Grade Bond Fund	--	152,412	2,618	1,091	(41)	(507)	149,246
Fidelity Series Investment Grade Securitized Fund	--	109,937	3,576	666	(38)	305	106,628
Fidelity Series Large Cap Growth Index Fund	--	59,706	1,367	171	(50)	(5,181)	53,108
Fidelity Series Large Cap Stock Fund	--	61,019	1,779	1,356	(20)	(6,182)	53,038
Fidelity Series Large Cap Value Index Fund	--	113,574	4,531	2,562	(40)	(9,463)	99,540
Fidelity Series Long-Term Treasury Bond Index Fund	--	80,349	1,316	461	(67)	588	79,554
Fidelity Series Real Estate Income Fund	--	8,018	26	235	(1)	(360)	7,631
Fidelity Series Short-Term Credit Fund	--	49,087	1,005	267	(3)	(44)	48,035
Fidelity Series Small Cap Opportunities Fund	--	32,093	196	1,768	(47)	(5,138)	26,712
Fidelity Series Treasury Bill Index Fund	--	147,088	3,090	652	--	(126)	143,872
Fidelity Series Value Discovery Fund	--	36,065	1,138	1,210	(17)	(3,373)	31,537
Total	$--	$1,717,370	$37,645	$29,285	$(892)	$(69,535)	$1,609,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2015 Fund

December 31, 2018

FBF-Y15-QTLY-0219
1.9892464.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	18,113	$229,672
Fidelity Series Commodity Strategy Fund (a)	18,246	82,106
Fidelity Series Large Cap Growth Index Fund (a)	20,624	179,019
Fidelity Series Large Cap Stock Fund (a)	13,846	178,889
Fidelity Series Large Cap Value Index Fund (a)	30,112	335,745
Fidelity Series Small Cap Opportunities Fund (a)	7,775	89,729
Fidelity Series Value Discovery Fund (a)	9,355	106,367
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,265,642)		1,201,527

International Equity Funds - 17.5%
Fidelity Series Canada Fund (a)	2,288	20,687
Fidelity Series Emerging Markets Fund (a)	2,783	25,355
Fidelity Series Emerging Markets Opportunities Fund (a)	13,858	227,548
Fidelity Series International Growth Fund (a)	13,342	178,777
Fidelity Series International Index Fund (a)	5,286	47,206
Fidelity Series International Small Cap Fund (a)	3,354	47,254
Fidelity Series International Value Fund (a)	20,559	176,806
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $754,983)		723,633

Bond Funds - 42.0%
Fidelity Series Corporate Bond Fund (a)	23,527	229,391
Fidelity Series Emerging Markets Debt Fund (a)	2,735	25,218
Fidelity Series Floating Rate High Income Fund (a)	819	7,386
Fidelity Series Government Bond Index Fund (a)	31,345	315,640
Fidelity Series High Income Fund (a)	6,057	53,789
Fidelity Series Inflation-Protected Bond Index Fund (a)	31,710	302,516
Fidelity Series Investment Grade Bond Fund (a)	31,032	337,632
Fidelity Series Investment Grade Securitized Fund (a)	23,952	240,238
Fidelity Series Long-Term Treasury Bond Index Fund (a)	24,402	208,152
Fidelity Series Real Estate Income Fund (a)	1,910	19,573
TOTAL BOND FUNDS
(Cost $1,740,386)		1,739,535

Short-Term Funds - 11.5%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	94,647	94,647
Fidelity Series Short-Term Credit Fund (a)	9,603	94,684
Fidelity Series Treasury Bill Index Fund (a)	28,432	284,032
TOTAL SHORT-TERM FUNDS
(Cost $473,560)		473,412
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,234,571)		4,138,107
NET OTHER ASSETS (LIABILITIES) - 0.0%		(385)
NET ASSETS - 100%		$4,137,722

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$246,074	$898	$7,097	$(153)	$(15,351)	$229,672
Fidelity Series Canada Fund	--	21,605	7	139	--	(911)	20,687
Fidelity Series Commodity Strategy Fund	--	86,363	1,045	1,287	(25)	(3,187)	82,106
Fidelity Series Corporate Bond Fund	--	232,360	2,078	825	(46)	(845)	229,391
Fidelity Series Emerging Markets Debt Fund	--	25,319	9	133	--	(92)	25,218
Fidelity Series Emerging Markets Fund	--	25,776	55	30	(4)	(362)	25,355
Fidelity Series Emerging Markets Opportunities Fund	--	237,765	1,557	5,489	(66)	(8,594)	227,548
Fidelity Series Floating Rate High Income Fund	--	7,602	63	82	(1)	(152)	7,386
Fidelity Series Government Bond Index Fund	--	318,764	4,318	719	(61)	1,255	315,640
Fidelity Series Government Money Market Fund 2.43%	--	95,427	780	173	--	--	94,647
Fidelity Series High Income Fund	--	54,942	19	371	--	(1,134)	53,789
Fidelity Series Inflation-Protected Bond Index Fund	--	306,622	2,301	1,528	(35)	(1,770)	302,516
Fidelity Series International Growth Fund	--	188,846	1,014	3,458	(67)	(8,988)	178,777
Fidelity Series International Index Fund	--	48,770	65	80	(4)	(1,495)	47,206
Fidelity Series International Small Cap Fund	--	50,243	134	1,298	(9)	(2,846)	47,254
Fidelity Series International Value Fund	--	185,278	304	1,899	(14)	(8,154)	176,806
Fidelity Series Investment Grade Bond Fund	--	340,250	2,478	1,111	(47)	(93)	337,632
Fidelity Series Investment Grade Securitized Fund	--	242,790	3,194	664	(42)	684	240,238
Fidelity Series Large Cap Growth Index Fund	--	187,837	874	277	(23)	(7,921)	179,019
Fidelity Series Large Cap Stock Fund	--	190,398	1,734	2,095	2	(9,777)	178,889
Fidelity Series Large Cap Value Index Fund	--	355,387	4,606	4,046	(12)	(15,024)	335,745
Fidelity Series Long-Term Treasury Bond Index Fund	--	208,275	1,733	532	(98)	1,708	208,152
Fidelity Series Real Estate Income Fund	--	19,992	7	261	--	(412)	19,573
Fidelity Series Short-Term Credit Fund	--	95,466	764	235	(2)	(16)	94,684
Fidelity Series Small Cap Opportunities Fund	--	97,271	33	2,471	(3)	(7,506)	89,729
Fidelity Series Treasury Bill Index Fund	--	286,512	2,348	566	--	(132)	284,032
Fidelity Series Value Discovery Fund	--	112,813	1,087	1,910	(10)	(5,349)	106,367
Total	$--	$4,268,747	$33,505	$38,776	$(720)	$(96,464)	$4,138,058

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2020 Fund

December 31, 2018

FBF-Y20-QTLY-0219
1.9892466.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	57,325	$726,884
Fidelity Series Commodity Strategy Fund (a)	48,121	216,543
Fidelity Series Large Cap Growth Index Fund (a)	65,310	566,888
Fidelity Series Large Cap Stock Fund (a)	43,839	566,399
Fidelity Series Large Cap Value Index Fund (a)	95,312	1,062,727
Fidelity Series Small Cap Opportunities Fund (a)	24,615	284,053
Fidelity Series Value Discovery Fund (a)	29,608	336,643
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,830,922)		3,760,137

International Equity Funds - 19.9%
Fidelity Series Canada Fund (a)	6,903	62,401
Fidelity Series Emerging Markets Fund (a)	8,055	73,384
Fidelity Series Emerging Markets Opportunities Fund (a)	40,332	662,259
Fidelity Series International Growth Fund (a)	40,508	542,814
Fidelity Series International Index Fund (a)	16,027	143,122
Fidelity Series International Small Cap Fund (a)	10,171	143,316
Fidelity Series International Value Fund (a)	62,973	541,567
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,203,110)		2,168,863

Bond Funds - 37.0%
Fidelity Series Corporate Bond Fund (a)	54,902	535,291
Fidelity Series Emerging Markets Debt Fund (a)	7,151	65,934
Fidelity Series Floating Rate High Income Fund (a)	1,956	17,644
Fidelity Series Government Bond Index Fund (a)	73,033	735,445
Fidelity Series High Income Fund (a)	16,001	142,086
Fidelity Series Inflation-Protected Bond Index Fund (a)	62,049	591,948
Fidelity Series Investment Grade Bond Fund (a)	72,127	784,741
Fidelity Series Investment Grade Securitized Fund (a)	55,837	560,043
Fidelity Series Long-Term Treasury Bond Index Fund (a)	65,716	560,557
Fidelity Series Real Estate Income Fund (a)	5,022	51,480
TOTAL BOND FUNDS
(Cost $4,043,119)		4,045,169

Short-Term Funds - 8.7%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	189,658	189,658
Fidelity Series Short-Term Credit Fund (a)	19,239	189,700
Fidelity Series Treasury Bill Index Fund (a)	57,014	569,572
TOTAL SHORT-TERM FUNDS
(Cost $949,275)		948,979
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,026,426)		10,923,148
NET OTHER ASSETS (LIABILITIES) - 0.0%		(316)
NET ASSETS - 100%		$10,922,832

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$744,720	$1,074	$8,800	$(207)	$(16,555)	$726,884
Fidelity Series Canada Fund	--	63,361	9	181	--	(951)	62,401
Fidelity Series Commodity Strategy Fund	--	221,802	1,090	1,294	(26)	(4,143)	216,543
Fidelity Series Corporate Bond Fund	--	538,203	2,417	840	(54)	(441)	535,291
Fidelity Series Emerging Markets Debt Fund	--	66,036	9	154	--	(93)	65,934
Fidelity Series Emerging Markets Fund	--	73,670	30	38	(2)	(254)	73,384
Fidelity Series Emerging Markets Opportunities Fund	--	673,500	1,862	6,890	(80)	(9,299)	662,259
Fidelity Series Floating Rate High Income Fund	--	17,831	23	91	--	(164)	17,644
Fidelity Series Government Bond Index Fund	--	738,333	4,420	734	(63)	1,595	735,445
Fidelity Series Government Money Market Fund 2.43%	--	190,369	711	154	--	--	189,658
Fidelity Series High Income Fund	--	143,169	20	423	--	(1,063)	142,086
Fidelity Series Inflation-Protected Bond Index Fund	--	595,560	2,254	1,211	(34)	(1,324)	591,948
Fidelity Series International Growth Fund	--	554,304	1,349	4,529	(89)	(10,052)	542,814
Fidelity Series International Index Fund	--	144,771	72	105	(5)	(1,572)	143,122
Fidelity Series International Small Cap Fund	--	146,697	178	1,700	(12)	(3,191)	143,316
Fidelity Series International Value Fund	--	550,881	364	2,491	(22)	(8,928)	541,567
Fidelity Series Investment Grade Bond Fund	--	787,187	2,920	1,118	(56)	530	784,741
Fidelity Series Investment Grade Securitized Fund	--	562,539	3,348	680	(45)	897	560,043
Fidelity Series Large Cap Growth Index Fund	--	576,161	1,178	375	(49)	(8,046)	566,888
Fidelity Series Large Cap Stock Fund	--	579,434	1,881	2,824	(13)	(11,141)	566,399
Fidelity Series Large Cap Value Index Fund	--	1,084,901	5,447	5,501	(57)	(16,670)	1,062,727
Fidelity Series Long-Term Treasury Bond Index Fund	--	560,065	1,920	627	(110)	2,522	560,557
Fidelity Series Real Estate Income Fund	--	51,896	7	282	--	(409)	51,480
Fidelity Series Short-Term Credit Fund	--	190,379	677	205	(2)	--	189,700
Fidelity Series Small Cap Opportunities Fund	--	292,270	89	3,089	(15)	(8,113)	284,053
Fidelity Series Treasury Bill Index Fund	--	572,007	2,139	499	--	(296)	569,572
Fidelity Series Value Discovery Fund	--	344,026	1,249	2,598	(17)	(6,117)	336,643
Total	$--	$11,064,072	$36,737	$47,433	$(958)	$(103,278)	$10,923,099

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2025 Fund

December 31, 2018

FBF-Y25-QTLY-0219
1.9892468.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	90,726	$1,150,411
Fidelity Series Commodity Strategy Fund (a)	66,505	299,271
Fidelity Series Large Cap Growth Index Fund (a)	103,475	898,163
Fidelity Series Large Cap Stock Fund (a)	69,455	897,363
Fidelity Series Large Cap Value Index Fund (a)	150,720	1,680,530
Fidelity Series Small Cap Opportunities Fund (a)	38,907	448,983
Fidelity Series Value Discovery Fund (a)	46,827	532,428
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,986,679)		5,907,149

International Equity Funds - 21.8%
Fidelity Series Canada Fund (a)	10,676	96,511
Fidelity Series Emerging Markets Fund (a)	12,087	110,115
Fidelity Series Emerging Markets Opportunities Fund (a)	59,983	984,929
Fidelity Series International Growth Fund (a)	62,074	831,793
Fidelity Series International Index Fund (a)	24,628	219,925
Fidelity Series International Small Cap Fund (a)	15,627	220,191
Fidelity Series International Value Fund (a)	96,561	830,423
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,332,696)		3,293,887

Bond Funds - 32.9%
Fidelity Series Corporate Bond Fund (a)	64,508	628,952
Fidelity Series Emerging Markets Debt Fund (a)	9,856	90,870
Fidelity Series Floating Rate High Income Fund (a)	2,630	23,720
Fidelity Series Government Bond Index Fund (a)	85,799	863,992
Fidelity Series High Income Fund (a)	22,084	196,109
Fidelity Series Inflation-Protected Bond Index Fund (a)	68,275	651,343
Fidelity Series Investment Grade Bond Fund (a)	84,697	921,501
Fidelity Series Investment Grade Securitized Fund (a)	65,460	656,566
Fidelity Series Long-Term Treasury Bond Index Fund (a)	99,627	849,821
Fidelity Series Real Estate Income Fund (a)	6,928	71,008
TOTAL BOND FUNDS
(Cost $4,952,783)		4,953,882

Short-Term Funds - 6.1%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	183,441	183,441
Fidelity Series Short-Term Credit Fund (a)	18,607	183,462
Fidelity Series Treasury Bill Index Fund (a)	54,927	548,720
TOTAL SHORT-TERM FUNDS
(Cost $915,918)		915,672
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $15,188,076)		15,070,590
NET OTHER ASSETS (LIABILITIES) - 0.0%		(185)
NET ASSETS - 100%		$15,070,405

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$1,171,805	$2,002	$10,088	$(377)	$(19,015)	$1,150,411
Fidelity Series Canada Fund	--	97,629	77	204	(12)	(1,029)	96,511
Fidelity Series Commodity Strategy Fund	--	304,964	1,284	1,288	(49)	(4360)	299,271
Fidelity Series Corporate Bond Fund	--	630,209	753	731	(11)	(493)	628,952
Fidelity Series Emerging Markets Debt Fund	--	91,042	70	158	(2)	(100)	90,870
Fidelity Series Emerging Markets Fund	--	110,503	83	42	(7)	(298)	110,115
Fidelity Series Emerging Markets Opportunities Fund	--	998,003	2,455	7,693	(197)	(10,422)	984,929
Fidelity Series Floating Rate High Income Fund	--	24,019	140	90	(2)	(157)	23,720
Fidelity Series Government Bond Index Fund	--	864,938	2,114	639	(15)	1,183	863,992
Fidelity Series Government Money Market Fund 2.43%	--	183,582	141	110	--	--	183,441
Fidelity Series High Income Fund	--	197,351	152	435	(7)	(1,083)	196,109
Fidelity Series Inflation-Protected Bond Index Fund	--	653,081	504	1,002	(6)	(1,228)	651,343
Fidelity Series International Growth Fund	--	845,508	2,108	5,218	(177)	(11,430)	831,793
Fidelity Series International Index Fund	--	221,969	220	118	(22)	(1,802)	219,925
Fidelity Series International Small Cap Fund	--	224,183	342	1,958	(48)	(3,602)	220,191
Fidelity Series International Value Fund	--	841,718	935	2,879	(134)	(10,226)	830,423
Fidelity Series Investment Grade Bond Fund	--	921,840	695	972	(6)	362	921,501
Fidelity Series Investment Grade Securitized Fund	--	657,423	1,509	592	(10)	662	656,566
Fidelity Series Large Cap Growth Index Fund	--	909,091	1,740	434	(119)	(9,069)	898,163
Fidelity Series Large Cap Stock Fund	--	912,632	2,646	3,339	(129)	(12,494)	897,363
Fidelity Series Large Cap Value Index Fund	--	1,706,585	7,242	6,523	(231)	(18,582)	1,680,530
Fidelity Series Long-Term Treasury Bond Index Fund	--	848,129	675	708	(9)	2,376	849,821
Fidelity Series Real Estate Income Fund	--	71,490	55	288	(4)	(423)	71,008
Fidelity Series Short-Term Credit Fund	--	183,612	141	146	--	(9)	183,462
Fidelity Series Small Cap Opportunities Fund	--	458,645	353	3,543	(122)	(9,187)	448,983
Fidelity Series Treasury Bill Index Fund	--	549,380	423	355	--	(237)	548,720
Fidelity Series Value Discovery Fund	--	541,111	1,775	3,081	(85)	(6,823)	532,428
Total	$--	$15,220,442	$30,634	$52,634	$(1,781)	$(117,486)	$15,070,541

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2030 Fund

December 31, 2018

FBF-Y30-QTLY-0219
1.9892470.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	81,724	$1,036,259
Fidelity Series Commodity Strategy Fund (a)	49,169	221,261
Fidelity Series Large Cap Growth Index Fund (a)	93,171	808,720
Fidelity Series Large Cap Stock Fund (a)	62,558	808,247
Fidelity Series Large Cap Value Index Fund (a)	135,912	1,515,422
Fidelity Series Small Cap Opportunities Fund (a)	35,071	404,725
Fidelity Series Value Discovery Fund (a)	42,199	479,798
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,361,172)		5,274,432

International Equity Funds - 25.4%
Fidelity Series Canada Fund (a)	9,239	83,519
Fidelity Series Emerging Markets Fund (a)	10,038	91,446
Fidelity Series Emerging Markets Opportunities Fund (a)	50,336	826,524
Fidelity Series International Growth Fund (a)	53,986	723,417
Fidelity Series International Index Fund (a)	21,427	191,347
Fidelity Series International Small Cap Fund (a)	13,591	191,499
Fidelity Series International Value Fund (a)	84,019	722,562
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,869,569)		2,830,314

Bond Funds - 25.1%
Fidelity Series Corporate Bond Fund (a)	36,490	355,779
Fidelity Series Emerging Markets Debt Fund (a)	7,302	67,322
Fidelity Series Floating Rate High Income Fund (a)	1,959	17,670
Fidelity Series Government Bond Index Fund (a)	48,591	489,312
Fidelity Series High Income Fund (a)	16,346	145,154
Fidelity Series Inflation-Protected Bond Index Fund (a)	13,683	130,533
Fidelity Series Investment Grade Bond Fund (a)	47,950	521,692
Fidelity Series Investment Grade Securitized Fund (a)	37,050	371,613
Fidelity Series Long-Term Treasury Bond Index Fund (a)	75,289	642,211
Fidelity Series Real Estate Income Fund (a)	5,129	52,577
TOTAL BOND FUNDS
(Cost $2,794,214)		2,793,863

Short-Term Funds - 2.1%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	46,679	46,679
Fidelity Series Short-Term Credit Fund (a)	4,735	46,684
Fidelity Series Treasury Bill Index Fund (a)	14,013	139,995
TOTAL SHORT-TERM FUNDS
(Cost $233,456)		233,407
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,258,411)		11,132,016
NET OTHER ASSETS (LIABILITIES) - 0.0%		(322)
NET ASSETS - 100%		$11,131,694

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$1,060,657	$1,223	$11,358	$(231)	$(22,944)	$1,036,259
Fidelity Series Canada Fund	--	84,665	13	179	(1)	(1,132)	83,519
Fidelity Series Commodity Strategy Fund	--	225,612	1,139	1,278	(27)	(3,185)	221,261
Fidelity Series Corporate Bond Fund	--	357,465	1,190	456	(26)	(470)	355,779
Fidelity Series Emerging Markets Debt Fund	--	67,412	11	133	--	(79)	67,322
Fidelity Series Emerging Markets Fund	--	91,920	14	34	(1)	(459)	91,446
Fidelity Series Emerging Markets Opportunities Fund	--	838,328	1,753	6,312	(78)	(9,973)	826,524
Fidelity Series Floating Rate High Income Fund	--	17,965	168	73	(2)	(125)	17,670
Fidelity Series Government Bond Index Fund	--	490,937	2,096	398	(26)	497	489,312
Fidelity Series Government Money Market Fund 2.43%	--	46,875	196	32	--	--	46,679
Fidelity Series High Income Fund	--	146,125	23	352	--	(948)	145,154
Fidelity Series Inflation-Protected Bond Index Fund	--	130,737	16	164	--	(188)	130,533
Fidelity Series International Growth Fund	--	736,899	1,670	4,417	(116)	(11,696)	723,417
Fidelity Series International Index Fund	--	193,410	103	103	(8)	(1,952)	191,347
Fidelity Series International Small Cap Fund	--	195,373	229	1,659	(16)	(3,629)	191,499
Fidelity Series International Value Fund	--	733,685	670	2,438	(39)	(10,414)	722,562
Fidelity Series Investment Grade Bond Fund	--	523,181	1,397	591	(26)	(66)	521,692
Fidelity Series Investment Grade Securitized Fund	--	372,912	1,527	365	(19)	247	371,613
Fidelity Series Large Cap Growth Index Fund	--	820,491	1,205	391	(53)	(10,513)	808,720
Fidelity Series Large Cap Stock Fund	--	823,795	2,475	3,033	(21)	(13,052)	808,247
Fidelity Series Large Cap Value Index Fund	--	1,541,775	7,007	5,731	(70)	(19,276)	1,515,422
Fidelity Series Long-Term Treasury Bond Index Fund	--	642,755	1,592	599	(95)	1,143	642,211
Fidelity Series Real Estate Income Fund	--	52,947	8	241	--	(362)	52,577
Fidelity Series Short-Term Credit Fund	--	46,878	187	42	--	(7)	46,684
Fidelity Series Small Cap Opportunities Fund	--	415,576	67	3,909	(8)	(10,776)	404,725
Fidelity Series Treasury Bill Index Fund	--	140,626	589	103	--	(42)	139,995
Fidelity Series Value Discovery Fund	--	488,493	1,680	2,706	(21)	(6,994)	479,798
Total	$--	$11,287,494	$28,248	$47,097	$(884)	$(126,395)	$11,131,967

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2035 Fund

December 31, 2018

FBF-Y35-QTLY-0219
1.9892472.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	98,153	$1,244,583
Fidelity Series Commodity Strategy Fund (a)	48,552	218,486
Fidelity Series Large Cap Growth Index Fund (a)	111,820	970,600
Fidelity Series Large Cap Stock Fund (a)	75,053	969,689
Fidelity Series Large Cap Value Index Fund (a)	163,106	1,818,636
Fidelity Series Small Cap Opportunities Fund (a)	42,103	485,863
Fidelity Series Value Discovery Fund (a)	50,672	576,144
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,398,206)		6,284,001

International Equity Funds - 29.6%
Fidelity Series Canada Fund (a)	10,737	97,065
Fidelity Series Emerging Markets Fund (a)	11,265	102,628
Fidelity Series Emerging Markets Opportunities Fund (a)	56,208	922,930
Fidelity Series International Growth Fund (a)	62,952	843,563
Fidelity Series International Index Fund (a)	25,026	223,486
Fidelity Series International Small Cap Fund (a)	15,882	223,771
Fidelity Series International Value Fund (a)	98,079	843,480
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,309,030)		3,256,923

Bond Funds - 11.3%
Fidelity Series Corporate Bond Fund (a)	6,275	61,179
Fidelity Series Emerging Markets Debt Fund (a)	7,248	66,823
Fidelity Series Floating Rate High Income Fund (a)	1,972	17,786
Fidelity Series Government Bond Index Fund (a)	8,371	84,297
Fidelity Series High Income Fund (a)	16,215	143,987
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,456	32,975
Fidelity Series Investment Grade Bond Fund (a)	8,257	89,840
Fidelity Series Investment Grade Securitized Fund (a)	6,428	64,474
Fidelity Series Long-Term Treasury Bond Index Fund (a)	74,490	635,399
Fidelity Series Real Estate Income Fund (a)	5,090	52,176
TOTAL BOND FUNDS
(Cost $1,248,455)		1,248,936

Short-Term Funds - 2.1%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	46,158	46,158
Fidelity Series Short-Term Credit Fund (a)	4,682	46,165
Fidelity Series Treasury Bill Index Fund (a)	13,855	138,412
TOTAL SHORT-TERM FUNDS
(Cost $230,854)		230,784
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,186,545)		11,020,644
NET OTHER ASSETS (LIABILITIES) - 0.0%		(395)
NET ASSETS - 100%		$11,020,249

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$1,282,428	$7,693	$14,448	$(1,247)	$(28,905)	$1,244,583
Fidelity Series Canada Fund	--	99,038	461	251	(28)	(1,484)	97,065
Fidelity Series Commodity Strategy Fund	--	225,231	2,867	1,308	(106)	(3,772)	218,486
Fidelity Series Corporate Bond Fund	--	61,426	210	68	(3)	(34)	61,179
Fidelity Series Emerging Markets Debt Fund	--	67,263	332	158	(4)	(104)	66,823
Fidelity Series Emerging Markets Fund	--	103,657	502	47	(42)	(485)	102,628
Fidelity Series Emerging Markets Opportunities Fund	--	941,734	5,740	8,573	(317)	(12,747)	922,930
Fidelity Series Floating Rate High Income Fund	--	18,199	255	89	(2)	(156)	17,786
Fidelity Series Government Bond Index Fund	--	84,432	259	60	(3)	127	84,297
Fidelity Series Government Money Market Fund 2.43%	--	46,763	604	39	--	(1)	46,158
Fidelity Series High Income Fund	--	145,817	719	423	(11)	(1,100)	143,987
Fidelity Series Inflation-Protected Bond Index Fund	--	33,445	389	60	(4)	(77)	32,975
Fidelity Series International Growth Fund	--	865,522	5,829	6,271	(401)	(15,729)	843,563
Fidelity Series International Index Fund	--	227,280	1,114	146	(71)	(2,609)	223,486
Fidelity Series International Small Cap Fund	--	229,956	1,225	2,355	(82)	(4,878)	223,771
Fidelity Series International Value Fund	--	862,633	4,712	3,457	(266)	(14,175)	843,480
Fidelity Series Investment Grade Bond Fund	--	90,071	281	90	(4)	54	89,840
Fidelity Series Investment Grade Securitized Fund	--	64,603	200	55	(2)	73	64,474
Fidelity Series Large Cap Growth Index Fund	--	990,507	5,579	569	(421)	(13,907)	970,600
Fidelity Series Large Cap Stock Fund	--	996,054	8,001	4,400	(317)	(18,047)	969,689
Fidelity Series Large Cap Value Index Fund	--	1,864,189	18,704	8,345	(587)	(26,262)	1,818,636
Fidelity Series Long-Term Treasury Bond Index Fund	--	640,763	7,130	713	(329)	2,095	635,399
Fidelity Series Real Estate Income Fund	--	52,842	260	270	(9)	(397)	52,176
Fidelity Series Short-Term Credit Fund	--	46,765	593	50	(1)	(6)	46,165
Fidelity Series Small Cap Opportunities Fund	--	502,563	2,491	5,030	(448)	(13,761)	485,863
Fidelity Series Treasury Bill Index Fund	--	140,289	1,814	122	--	(63)	138,412
Fidelity Series Value Discovery Fund	--	591,476	5,575	3,940	(206)	(9,551)	576,144
Total	$--	$11,274,946	$83,539	$61,337	$(4,911)	$(165,901)	$11,020,595

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report.The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2040 Fund

December 31, 2018

FBF-Y40-QTLY-0219
1.9892474.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	84,612	$1,072,878
Fidelity Series Commodity Strategy Fund (a)	39,576	178,093
Fidelity Series Large Cap Growth Index Fund (a)	96,382	836,596
Fidelity Series Large Cap Stock Fund (a)	64,707	836,011
Fidelity Series Large Cap Value Index Fund (a)	140,876	1,570,771
Fidelity Series Small Cap Opportunities Fund (a)	36,318	419,115
Fidelity Series Value Discovery Fund (a)	43,651	496,317
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,515,645)		5,409,781

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	9,222	83,367
Fidelity Series Emerging Markets Fund (a)	9,555	87,042
Fidelity Series Emerging Markets Opportunities Fund (a)	47,480	779,624
Fidelity Series International Growth Fund (a)	53,872	721,884
Fidelity Series International Index Fund (a)	21,360	190,743
Fidelity Series International Small Cap Fund (a)	13,550	190,926
Fidelity Series International Value Fund (a)	83,995	722,359
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,821,936)		2,775,945

Bond Funds - 7.4%
Fidelity Series Corporate Bond Fund (a)	1,805	17,596
Fidelity Series Emerging Markets Debt Fund (a)	5,904	54,433
Fidelity Series Floating Rate High Income Fund (a)	1,551	13,990
Fidelity Series Government Bond Index Fund (a)	2,456	24,728
Fidelity Series High Income Fund (a)	13,201	117,229
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,813	26,833
Fidelity Series Investment Grade Bond Fund (a)	2,437	26,510
Fidelity Series Investment Grade Securitized Fund (a)	1,845	18,500
Fidelity Series Long-Term Treasury Bond Index Fund (a)	37,286	318,046
Fidelity Series Real Estate Income Fund (a)	4,143	42,467
TOTAL BOND FUNDS
(Cost $661,226)		660,332

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	23,291	23,291
Fidelity Series Short-Term Credit Fund (a)	2,363	23,295
Fidelity Series Treasury Bill Index Fund (a)	7,071	70,643
TOTAL SHORT-TERM FUNDS
(Cost $117,307)		117,278
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,116,114)		8,963,336
NET OTHER ASSETS (LIABILITIES) - 0.0%		(322)
NET ASSETS - 100%		$8,963,014

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$1,102,332	$1,627	$13,837	$(276)	$(27,551)	$1,072,878
Fidelity Series Canada Fund	--	84,717	53	188	(3)	(1,294)	83,367
Fidelity Series Commodity Strategy Fund	--	182,914	1,671	1,257	(61)	(3,089)	178,093
Fidelity Series Corporate Bond Fund	--	17,767	156	16	(3)	(12)	17,596
Fidelity Series Emerging Markets Debt Fund	--	54,533	37	126	--	(63)	54,433
Fidelity Series Emerging Markets Fund	--	87,608	59	40	(5)	(502)	87,042
Fidelity Series Emerging Markets Opportunities Fund	--	792,671	1,441	7,400	(68)	(11,538)	779,624
Fidelity Series Floating Rate High Income Fund	--	14,605	513	65	(3)	(99)	13,990
Fidelity Series Government Bond Index Fund	--	24,917	206	14	(3)	20	24,728
Fidelity Series Government Money Market Fund 2.43%	--	23,466	175	19	--	--	23,291
Fidelity Series High Income Fund	--	118,221	80	340	(1)	(911)	117,229
Fidelity Series Inflation-Protected Bond Index Fund	--	27,107	201	52	(3)	(70)	26,833
Fidelity Series International Growth Fund	--	737,787	1,785	5,498	(119)	(13,999)	721,884
Fidelity Series International Index Fund	--	193,160	159	110	(9)	(2,249)	190,743
Fidelity Series International Small Cap Fund	--	195,496	213	2,066	(12)	(4,345)	190,926
Fidelity Series International Value Fund	--	735,434	983	3,033	(28)	(12,064)	722,359
Fidelity Series Investment Grade Bond Fund	--	26,736	227	20	(4)	5	26,510
Fidelity Series Investment Grade Securitized Fund	--	18,664	171	12	(3)	10	18,500
Fidelity Series Large Cap Growth Index Fund	--	850,348	847	434	(57)	(12,848)	836,596
Fidelity Series Large Cap Stock Fund	--	855,155	3,071	3,879	(51)	(16,022)	836,011
Fidelity Series Large Cap Value Index Fund	--	1,604,123	8,834	7,357	(78)	(24,440)	1,570,771
Fidelity Series Long-Term Treasury Bond Index Fund	--	319,626	2,053	346	(121)	594	318,046
Fidelity Series Real Estate Income Fund	--	42,865	29	242	(1)	(368)	42,467
Fidelity Series Short-Term Credit Fund	--	23,469	170	25	(1)	(3)	23,295
Fidelity Series Small Cap Opportunities Fund	--	432,605	293	4,728	(57)	(13,140)	419,115
Fidelity Series Treasury Bill Index Fund	--	71,287	618	61	--	(26)	70,643
Fidelity Series Value Discovery Fund	--	507,626	2,464	3,473	(71)	(8,774)	496,317
Total	$--	$9,145,239	$28,136	$54,638	$(1,038)	$(152,778)	$8,963,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2045 Fund

December 31, 2018

FBF-Y45-QTLY-0219
1.9892476.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	44,123	$559,485
Fidelity Series Commodity Strategy Fund (a)	20,587	92,644
Fidelity Series Large Cap Growth Index Fund (a)	50,214	435,857
Fidelity Series Large Cap Stock Fund (a)	33,709	435,524
Fidelity Series Large Cap Value Index Fund (a)	73,386	818,257
Fidelity Series Small Cap Opportunities Fund (a)	18,928	218,425
Fidelity Series Value Discovery Fund (a)	22,733	258,469
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,950,435)		2,818,661

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	4,805	43,434
Fidelity Series Emerging Markets Fund (a)	4,994	45,498
Fidelity Series Emerging Markets Opportunities Fund (a)	24,818	407,512
Fidelity Series International Growth Fund (a)	28,078	376,247
Fidelity Series International Index Fund (a)	11,136	99,443
Fidelity Series International Small Cap Fund (a)	7,065	99,550
Fidelity Series International Value Fund (a)	43,809	376,756
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,506,858)		1,448,440

Bond Funds - 7.4%
Fidelity Series Corporate Bond Fund (a)	913	8,903
Fidelity Series Emerging Markets Debt Fund (a)	3,144	28,984
Fidelity Series Floating Rate High Income Fund (a)	879	7,926
Fidelity Series Government Bond Index Fund (a)	1,251	12,600
Fidelity Series High Income Fund (a)	6,963	61,828
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,466	13,985
Fidelity Series Investment Grade Bond Fund (a)	1,243	13,518
Fidelity Series Investment Grade Securitized Fund (a)	935	9,383
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,462	166,008
Fidelity Series Real Estate Income Fund (a)	2,194	22,486
TOTAL BOND FUNDS
(Cost $346,218)		345,621

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	12,167	12,167
Fidelity Series Short-Term Credit Fund (a)	1,234	12,172
Fidelity Series Treasury Bill Index Fund (a)	3,686	36,820
TOTAL SHORT-TERM FUNDS
(Cost $61,227)		61,208
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,864,738)		4,673,930
NET OTHER ASSETS (LIABILITIES) - 0.0%		(574)
NET ASSETS - 100%		$4,673,356

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$612,238	$16,551	$16,034	$(6,228)	$(29,974)	$559,485
Fidelity Series Canada Fund	--	46,633	1,232	287	(285)	(1,682)	43,434
Fidelity Series Commodity Strategy Fund	--	100,745	4,359	1,366	(407)	(3,335)	92,644
Fidelity Series Corporate Bond Fund	--	9,224	303	19	(5)	(13)	8,903
Fidelity Series Emerging Markets Debt Fund	--	29,857	771	152	(19)	(83)	28,984
Fidelity Series Emerging Markets Fund	--	47,393	1,208	60	(137)	(550)	45,498
Fidelity Series Emerging Markets Opportunities Fund	--	436,228	11,513	11,004	(2,181)	(15,022)	407,512
Fidelity Series Floating Rate High Income Fund	--	8,481	403	85	(11)	(141)	7,926
Fidelity Series Government Bond Index Fund	--	12,986	412	16	(3)	29	12,600
Fidelity Series Government Money Market Fund 2.43%	--	12,685	518	23	--	--	12,167
Fidelity Series High Income Fund	--	64,790	1,670	430	(137)	(1,155)	61,828
Fidelity Series Inflation-Protected Bond Index Fund	--	14,672	602	68	(6)	(79)	13,985
Fidelity Series International Growth Fund	--	408,820	12,203	8,178	(2,911)	(17,459)	376,247
Fidelity Series International Index Fund	--	105,487	2,830	167	(469)	(2,745)	99,443
Fidelity Series International Small Cap Fund	--	108,867	2,918	3,074	(871)	(5,528)	99,550
Fidelity Series International Value Fund	--	405,587	10,908	4,513	(2,491)	(15,432)	376,756
Fidelity Series Investment Grade Bond Fund	--	13,968	448	25	(4)	2	13,518
Fidelity Series Investment Grade Securitized Fund	--	9,707	336	15	(1)	13	9,383
Fidelity Series Large Cap Growth Index Fund	--	467,774	12,415	657	(2,955)	(16,547)	435,857
Fidelity Series Large Cap Stock Fund	--	474,927	14,892	5,633	(3,306)	(21,205)	435,524
Fidelity Series Large Cap Value Index Fund	--	888,664	31,785	10,951	(5,043)	(33,579)	818,257
Fidelity Series Long-Term Treasury Bond Index Fund	--	171,561	6,746	424	(66)	1,259	166,008
Fidelity Series Real Estate Income Fund	--	23,573	604	304	(54)	(429)	22,486
Fidelity Series Short-Term Credit Fund	--	12,691	515	31	(2)	(2)	12,172
Fidelity Series Small Cap Opportunities Fund	--	242,489	6,050	5,598	(2,848)	(15,166)	218,425
Fidelity Series Treasury Bill Index Fund	--	38,518	1,680	74	(1)	(17)	36,820
Fidelity Series Value Discovery Fund	--	281,843	9,651	5,170	(1,755)	(11,968)	258,469
Total	$--	$5,050,408	$153,523	$74,358	$(32,196)	$(190,808)	$4,673,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2050 Fund

December 31, 2018

FBF-Y50-QTLY-0219
1.9892478.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	37,675	$477,715
Fidelity Series Commodity Strategy Fund (a)	17,610	79,246
Fidelity Series Large Cap Growth Index Fund (a)	42,891	372,295
Fidelity Series Large Cap Stock Fund (a)	28,796	372,046
Fidelity Series Large Cap Value Index Fund (a)	62,692	699,014
Fidelity Series Small Cap Opportunities Fund (a)	16,164	186,529
Fidelity Series Value Discovery Fund (a)	19,422	220,826
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,513,550)		2,407,671

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	4,105	37,107
Fidelity Series Emerging Markets Fund (a)	4,261	38,814
Fidelity Series Emerging Markets Opportunities Fund (a)	21,173	347,657
Fidelity Series International Growth Fund (a)	23,985	321,393
Fidelity Series International Index Fund (a)	9,513	84,952
Fidelity Series International Small Cap Fund (a)	6,035	85,031
Fidelity Series International Value Fund (a)	37,379	321,463
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,281,590)		1,236,417

Bond Funds - 7.4%
Fidelity Series Corporate Bond Fund (a)	789	7,695
Fidelity Series Emerging Markets Debt Fund (a)	2,670	24,621
Fidelity Series Floating Rate High Income Fund (a)	725	6,535
Fidelity Series Government Bond Index Fund (a)	1,079	10,861
Fidelity Series High Income Fund (a)	5,930	52,656
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,252	11,947
Fidelity Series Investment Grade Bond Fund (a)	1,071	11,649
Fidelity Series Investment Grade Securitized Fund (a)	808	8,102
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,614	141,716
Fidelity Series Real Estate Income Fund (a)	1,866	19,127
TOTAL BOND FUNDS
(Cost $295,981)		294,909

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	10,384	10,384
Fidelity Series Short-Term Credit Fund (a)	1,053	10,387
Fidelity Series Treasury Bill Index Fund (a)	3,149	31,455
TOTAL SHORT-TERM FUNDS
(Cost $52,292)		52,275
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,143,413)		3,991,272
NET OTHER ASSETS (LIABILITIES) - 0.0%		(305)
NET ASSETS - 100%		$3,990,967

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$507,413	$767	$13,612	$(139)	$(28,792)	$477,715
Fidelity Series Canada Fund	--	38,455	14	187	(1)	(1,333)	37,107
Fidelity Series Commodity Strategy Fund	--	83,424	1,550	1,235	(59)	(2,569)	79,246
Fidelity Series Corporate Bond Fund	--	7,860	148	14	(3)	(14)	7,695
Fidelity Series Emerging Markets Debt Fund	--	24,690	9	116	--	(60)	24,621
Fidelity Series Emerging Markets Fund	--	39,428	14	35	--	(600)	38,814
Fidelity Series Emerging Markets Opportunities Fund	--	359,853	993	6,352	(41)	(11,162)	347,657
Fidelity Series Floating Rate High Income Fund	--	7,120	490	58	(3)	(92)	6,535
Fidelity Series Government Bond Index Fund	--	11,045	194	12	(3)	13	10,861
Fidelity Series Government Money Market Fund 2.43%	--	10,544	160	17	--	--	10,384
Fidelity Series High Income Fund	--	53,548	19	307	--	(873)	52,656
Fidelity Series Inflation-Protected Bond Index Fund	--	12,196	183	43	(3)	(63)	11,947
Fidelity Series International Growth Fund	--	336,308	1,211	4,696	(85)	(13,619)	321,393
Fidelity Series International Index Fund	--	87,321	62	109	(3)	(2,304)	84,952
Fidelity Series International Small Cap Fund	--	89,309	70	1,764	(5)	(4,203)	85,031
Fidelity Series International Value Fund	--	333,972	553	2,587	(4)	(11,952)	321,463
Fidelity Series Investment Grade Bond Fund	--	11,872	215	18	(4)	(4)	11,649
Fidelity Series Investment Grade Securitized Fund	--	8,262	163	11	(3)	6	8,102
Fidelity Series Large Cap Growth Index Fund	--	385,871	224	428	(6)	(13,346)	372,295
Fidelity Series Large Cap Stock Fund	--	390,285	2,594	3,365	(24)	(15,621)	372,046
Fidelity Series Large Cap Value Index Fund	--	730,645	7,907	6,296	(45)	(23,679)	699,014
Fidelity Series Long-Term Treasury Bond Index Fund	--	143,316	1,844	318	(113)	357	141,716
Fidelity Series Real Estate Income Fund	--	19,476	7	225	--	(342)	19,127
Fidelity Series Short-Term Credit Fund	--	10,546	155	23	--	(4)	10,387
Fidelity Series Small Cap Opportunities Fund	--	200,045	70	4,656	(7)	(13,439)	186,529
Fidelity Series Treasury Bill Index Fund	--	32,039	571	55	--	(13)	31,455
Fidelity Series Value Discovery Fund	--	231,482	2,175	2,972	(48)	(8,433)	220,826
Total	$--	$4,166,325	$22,362	$49,511	$(599)	$(152,141)	$3,991,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2055 Fund

December 31, 2018

FBF-Y55-QTLY-0219
1.9892480.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	25,898	$328,392
Fidelity Series Commodity Strategy Fund (a)	12,078	54,350
Fidelity Series Large Cap Growth Index Fund (a)	29,471	255,806
Fidelity Series Large Cap Stock Fund (a)	19,783	255,599
Fidelity Series Large Cap Value Index Fund (a)	43,069	480,219
Fidelity Series Small Cap Opportunities Fund (a)	11,109	128,200
Fidelity Series Value Discovery Fund (a)	13,341	151,682
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,759,439)		1,654,248

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	2,821	25,498
Fidelity Series Emerging Markets Fund (a)	2,932	26,709
Fidelity Series Emerging Markets Opportunities Fund (a)	14,569	239,219
Fidelity Series International Growth Fund (a)	16,480	220,834
Fidelity Series International Index Fund (a)	6,538	58,382
Fidelity Series International Small Cap Fund (a)	4,148	58,448
Fidelity Series International Value Fund (a)	25,686	220,896
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $894,631)		849,986

Bond Funds - 7.4%
Fidelity Series Corporate Bond Fund (a)	534	5,205
Fidelity Series Emerging Markets Debt Fund (a)	1,858	17,130
Fidelity Series Floating Rate High Income Fund (a)	516	4,656
Fidelity Series Government Bond Index Fund (a)	732	7,373
Fidelity Series High Income Fund (a)	4,102	36,429
Fidelity Series Inflation-Protected Bond Index Fund (a)	860	8,207
Fidelity Series Investment Grade Bond Fund (a)	727	7,912
Fidelity Series Investment Grade Securitized Fund (a)	547	5,486
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,422	97,433
Fidelity Series Real Estate Income Fund (a)	1,294	13,261
TOTAL BOND FUNDS
(Cost $204,216)		203,092

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	7,142	7,142
Fidelity Series Short-Term Credit Fund (a)	725	7,144
Fidelity Series Treasury Bill Index Fund (a)	2,163	21,607
TOTAL SHORT-TERM FUNDS
(Cost $35,958)		35,942
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,894,244)		2,743,268
NET OTHER ASSETS (LIABILITIES) - 0.0%		(298)
NET ASSETS - 100%		$2,742,970

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$358,339	$1,036	$13,534	$(193)	$(28,718)	$328,392
Fidelity Series Canada Fund	--	26,838	13	183	(1)	(1,326)	25,498
Fidelity Series Commodity Strategy Fund	--	58,462	1,543	1,232	(59)	(2,510)	54,350
Fidelity Series Corporate Bond Fund	--	5,370	147	14	(3)	(15)	5,205
Fidelity Series Emerging Markets Debt Fund	--	17,199	9	114	--	(60)	17,130
Fidelity Series Emerging Markets Fund	--	27,327	14	34	--	(604)	26,709
Fidelity Series Emerging Markets Opportunities Fund	--	251,295	1,039	6,196	(43)	(10,994)	239,219
Fidelity Series Floating Rate High Income Fund	--	5,243	494	58	(3)	(90)	4,656
Fidelity Series Government Bond Index Fund	--	7,558	194	12	(3)	12	7,373
Fidelity Series Government Money Market Fund 2.43%	--	7,301	159	17	--	--	7,142
Fidelity Series High Income Fund	--	37,318	19	302	--	(870)	36,429
Fidelity Series Inflation-Protected Bond Index Fund	--	8,455	183	42	(3)	(62)	8,207
Fidelity Series International Growth Fund	--	235,765	1,380	4,581	(95)	(13,456)	220,834
Fidelity Series International Index Fund	--	60,731	60	106	(3)	(2,286)	58,382
Fidelity Series International Small Cap Fund	--	62,720	110	1,720	(7)	(4,155)	58,448
Fidelity Series International Value Fund	--	233,336	608	2,524	(8)	(11,824)	220,896
Fidelity Series Investment Grade Bond Fund	--	8,135	214	17	(4)	(5)	7,912
Fidelity Series Investment Grade Securitized Fund	--	5,646	162	11	(3)	5	5,486
Fidelity Series Large Cap Growth Index Fund	--	269,558	412	418	(19)	(13,321)	255,806
Fidelity Series Large Cap Stock Fund	--	273,674	2,589	3,291	(23)	(15,463)	255,599
Fidelity Series Large Cap Value Index Fund	--	511,579	7,872	6,141	(44)	(23,444)	480,219
Fidelity Series Long-Term Treasury Bond Index Fund	--	99,086	1,839	313	(113)	299	97,433
Fidelity Series Real Estate Income Fund	--	13,606	7	222	--	(338)	13,261
Fidelity Series Short-Term Credit Fund	--	7,302	154	22	--	(4)	7,144
Fidelity Series Small Cap Opportunities Fund	--	141,672	70	4,624	(7)	(13,395)	128,200
Fidelity Series Treasury Bill Index Fund	--	22,188	569	55	--	(12)	21,607
Fidelity Series Value Discovery Fund	--	162,234	2,164	2,899	(48)	(8,340)	151,682
Total	$--	$2,917,937	$23,060	$48,682	$(682)	$(150,976)	$2,743,219

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Blend 2060 Fund

December 31, 2018

FBF-Y60-QTLY-0219
1.9892482.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	15,201	$192,755
Fidelity Series Commodity Strategy Fund (a)	7,055	31,747
Fidelity Series Large Cap Growth Index Fund (a)	17,273	149,925
Fidelity Series Large Cap Stock Fund (a)	11,593	149,787
Fidelity Series Large Cap Value Index Fund (a)	25,236	281,379
Fidelity Series Small Cap Opportunities Fund (a)	6,515	75,187
Fidelity Series Value Discovery Fund (a)	7,814	88,842
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,087,778)		969,622

International Equity Funds - 31.0%
Fidelity Series Canada Fund (a)	1,654	14,950
Fidelity Series Emerging Markets Fund (a)	1,728	15,739
Fidelity Series Emerging Markets Opportunities Fund (a)	8,585	140,963
Fidelity Series International Growth Fund (a)	9,665	129,507
Fidelity Series International Index Fund (a)	3,836	34,256
Fidelity Series International Small Cap Fund (a)	2,434	34,302
Fidelity Series International Value Fund (a)	15,070	129,601
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $549,932)		499,318

Bond Funds - 7.5%
Fidelity Series Corporate Bond Fund (a)	299	2,913
Fidelity Series Emerging Markets Debt Fund (a)	1,129	10,410
Fidelity Series Floating Rate High Income Fund (a)	336	3,035
Fidelity Series Government Bond Index Fund (a)	414	4,173
Fidelity Series High Income Fund (a)	2,454	21,791
Fidelity Series Inflation-Protected Bond Index Fund (a)	504	4,812
Fidelity Series Investment Grade Bond Fund (a)	412	4,482
Fidelity Series Investment Grade Securitized Fund (a)	307	3,083
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,714	57,271
Fidelity Series Real Estate Income Fund (a)	779	7,988
TOTAL BOND FUNDS
(Cost $121,054)		119,958

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.43% (a)(c)	4,204	4,204
Fidelity Series Short-Term Credit Fund (a)	427	4,207
Fidelity Series Treasury Bill Index Fund (a)	1,268	12,671
TOTAL SHORT-TERM FUNDS
(Cost $21,144)		21,131
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,779,908)		1,610,029
NET OTHER ASSETS (LIABILITIES) - 0.0%		(358)
NET ASSETS - 100%		$1,609,671

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$224,855	$794	$14,037	$(135)	$(31,171)	$192,755
Fidelity Series Canada Fund	--	16,492	23	208	(1)	(1,518)	14,950
Fidelity Series Commodity Strategy Fund	--	36,150	1,636	1,253	(63)	(2,704)	31,747
Fidelity Series Corporate Bond Fund	--	3,091	158	15	(4)	(16)	2,913
Fidelity Series Emerging Markets Debt Fund	--	10,500	14	123	--	(76)	10,410
Fidelity Series Emerging Markets Fund	--	16,413	23	39	(1)	(650)	15,739
Fidelity Series Emerging Markets Opportunities Fund	--	154,603	1,195	7,112	(54)	(12,391)	140,963
Fidelity Series Floating Rate High Income Fund	--	3,673	531	63	(4)	(103)	3,035
Fidelity Series Government Bond Index Fund	--	4,372	210	13	(4)	15	4,173
Fidelity Series Government Money Market Fund 2.43%	--	4,378	174	18	--	--	4,204
Fidelity Series High Income Fund	--	22,812	31	330	(1)	(989)	21,791
Fidelity Series Inflation-Protected Bond Index Fund	--	5,085	203	48	(3)	(67)	4,812
Fidelity Series International Growth Fund	--	146,088	1,300	5,260	(111)	(15,170)	129,507
Fidelity Series International Index Fund	--	36,926	83	121	(6)	(2,581)	34,256
Fidelity Series International Small Cap Fund	--	39,128	92	1,975	(7)	(4,727)	34,302
Fidelity Series International Value Fund	--	143,714	508	2,898	(28)	(13,577)	129,601
Fidelity Series Investment Grade Bond Fund	--	4,724	232	19	(4)	(6)	4,482
Fidelity Series Investment Grade Securitized Fund	--	3,255	176	12	(3)	7	3,083
Fidelity Series Large Cap Growth Index Fund	--	165,456	306	477	(16)	(15,209)	149,925
Fidelity Series Large Cap Stock Fund	--	170,399	2,783	3,744	(60)	(17,769)	149,787
Fidelity Series Large Cap Value Index Fund	--	317,243	8,644	7,052	(198)	(27,022)	281,379
Fidelity Series Long-Term Treasury Bond Index Fund	--	58,937	2,048	340	(125)	507	57,271
Fidelity Series Real Estate Income Fund	--	8,367	11	238	--	(368)	7,988
Fidelity Series Short-Term Credit Fund	--	4,380	169	24	--	(4)	4,207
Fidelity Series Small Cap Opportunities Fund	--	89,999	114	4,828	(16)	(14,682)	75,187
Fidelity Series Treasury Bill Index Fund	--	13,303	623	59	--	(9)	12,671
Fidelity Series Value Discovery Fund	--	100,908	2,393	3,329	(74)	(9,599)	88,842
Total	$--	$1,805,251	$24,474	$53,635	$(918)	$(169,879)	$1,609,980

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019